UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2014

This report on Form N-CSR relates solely to the Registrant's Fidelity Advisor Equity Value Fund, Fidelity Advisor Growth Opportunities Fund, Fidelity Advisor Growth & Income Fund, Fidelity Advisor Large Cap Fund and Fidelity Advisor Small Cap Fund series (each, a "Fund" and collectively, the "Funds").

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Equity Value

Fund - Institutional Class

Semiannual Report

May 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) website at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2013 to May 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value December 1, 2013	Ending Account Value May 31, 2014	Expenses Paid During Period* December 1, 2013 to May 31, 2014
Class A	1.25%
Actual		$ 1,000.00	$ 1,088.40	$ 6.51
HypotheticalA		$ 1,000.00	$ 1,018.70	$ 6.29
Class T	1.50%
Actual		$ 1,000.00	$ 1,086.60	$ 7.80
HypotheticalA		$ 1,000.00	$ 1,017.45	$ 7.54
Class B	2.00%
Actual		$ 1,000.00	$ 1,083.60	$ 10.39
HypotheticalA		$ 1,000.00	$ 1,014.96	$ 10.05
Class C	2.00%
Actual		$ 1,000.00	$ 1,083.50	$ 10.39
HypotheticalA		$ 1,000.00	$ 1,014.96	$ 10.05
Institutional Class	.96%
Actual		$ 1,000.00	$ 1,089.50	$ 5.00
HypotheticalA		$ 1,000.00	$ 1,020.14	$ 4.84

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	3.8	4.3
Chevron Corp.	3.5	3.9
Johnson & Johnson	3.4	0.0
Wells Fargo & Co.	3.2	3.4
Berkshire Hathaway, Inc. Class B	3.2	2.8
Apple, Inc.	2.4	2.3
Exxon Mobil Corp.	2.4	2.8
Cisco Systems, Inc.	2.3	2.1
U.S. Bancorp	2.3	2.6
Verizon Communications, Inc.	2.2	0.0
	28.7
Top Five Market Sectors as of May 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	27.4	27.1
Health Care	16.7	17.2
Information Technology	15.3	14.0
Energy	10.1	12.8
Consumer Staples	8.1	8.4
Asset Allocation (% of fund's net assets)
As of May 31, 2014 *		As of November 30, 2013 **
	Stocks 98.0%		Stocks 98.0%
	Convertible Securities 0.0%		Convertible Securities 0.7%
	Short-Term Investments and Net Other Assets (Liabilities) 2.0%		Short-Term Investments and Net Other Assets (Liabilities) 1.3%
* Foreign investments	13.6%	** Foreign investments	17.7%

Semiannual Report

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value
CONSUMER DISCRETIONARY - 7.4%
Auto Components - 0.9%
Hyundai Mobis	3,074	$ 867,358
Diversified Consumer Services - 0.3%
Steiner Leisure Ltd. (a)	6,932	278,528
Media - 1.8%
John Wiley & Sons, Inc. Class A	9,315	510,276
Viacom, Inc. Class B (non-vtg.)	15,400	1,314,082
		1,824,358
Multiline Retail - 1.5%
Macy's, Inc.	19,547	1,170,670
Target Corp.	6,200	351,912
		1,522,582
Specialty Retail - 2.4%
AutoZone, Inc. (a)	1,515	806,738
Bed Bath & Beyond, Inc. (a)	18,400	1,119,640
Express, Inc. (a)	14,400	181,584
GNC Holdings, Inc.	6,700	247,364
		2,355,326
Textiles, Apparel & Luxury Goods - 0.5%
Coach, Inc.	11,465	466,740
TOTAL CONSUMER DISCRETIONARY		7,314,892
CONSUMER STAPLES - 8.1%
Beverages - 1.2%
C&C Group PLC	88,155	540,758
Molson Coors Brewing Co. Class B	10,300	677,019
		1,217,777
Food & Staples Retailing - 3.9%
CVS Caremark Corp.	24,500	1,918,840
Kroger Co.	20,796	992,801
Wal-Mart Stores, Inc.	12,300	944,271
		3,855,912
Food Products - 0.9%
The J.M. Smucker Co.	8,279	849,425
Household Products - 0.5%
Central Garden & Pet Co. Class A (non-vtg.) (a)	54,541	434,146
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - 1.6%
British American Tobacco PLC sponsored ADR	4,355	$ 528,087
Lorillard, Inc.	17,000	1,056,890
		1,584,977
TOTAL CONSUMER STAPLES		7,942,237
ENERGY - 10.1%
Energy Equipment & Services - 0.8%
National Oilwell Varco, Inc.	9,900	810,513
Oil, Gas & Consumable Fuels - 9.3%
Chevron Corp.	28,697	3,523,705
Exxon Mobil Corp.	23,272	2,339,534
Marathon Petroleum Corp.	10,100	902,839
Phillips 66 Co.	12,600	1,068,354
Suncor Energy, Inc.	22,400	862,079
Woodside Petroleum Ltd.	12,617	495,161
		9,191,672
TOTAL ENERGY		10,002,185
FINANCIALS - 27.4%
Banks - 10.1%
JPMorgan Chase & Co.	67,552	3,753,863
SunTrust Banks, Inc.	19,700	754,904
U.S. Bancorp	53,366	2,251,512
Wells Fargo & Co.	63,332	3,215,999
		9,976,278
Capital Markets - 1.6%
East Capital Explorer AB (a)	13,008	114,685
Fortress Investment Group LLC	34,700	246,370
GP Investments Ltd. Class A (depositary receipt) (a)	246,400	461,938
MLP AG	66,188	458,339
The Blackstone Group LP	9,400	292,152
		1,573,484
Consumer Finance - 2.6%
American Express Co.	10,500	960,750
Capital One Financial Corp.	20,818	1,642,332
		2,603,082
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - 3.2%
Berkshire Hathaway, Inc. Class B (a)	24,269	$ 3,114,683
Insurance - 6.0%
ACE Ltd.	10,800	1,120,068
Allied World Assurance Co. Holdings Ltd.	12,000	450,000
Allstate Corp.	17,800	1,037,028
Everest Re Group Ltd.	5,096	815,462
Fidelity National Financial, Inc. Class A	26,480	882,843
Prudential PLC	22,258	517,763
The Travelers Companies, Inc.	11,687	1,092,150
		5,915,314
Real Estate Investment Trusts - 3.9%
American Capital Agency Corp.	54,701	1,298,055
Annaly Capital Management, Inc.	111,605	1,315,823
MFA Financial, Inc.	156,236	1,285,822
		3,899,700
TOTAL FINANCIALS		27,082,541
HEALTH CARE - 16.7%
Biotechnology - 1.7%
Amgen, Inc.	14,400	1,670,256
Health Care Equipment & Supplies - 1.1%
Medtronic, Inc.	17,800	1,086,334
Health Care Providers & Services - 6.7%
Cigna Corp.	16,362	1,468,980
Express Scripts Holding Co. (a)	21,699	1,550,828
Humana, Inc.	5,750	715,645
Select Medical Holdings Corp.	64,121	971,433
UnitedHealth Group, Inc.	24,000	1,911,120
		6,618,006
Pharmaceuticals - 7.2%
GlaxoSmithKline PLC sponsored ADR (d)	19,924	1,074,701
Johnson & Johnson	32,992	3,347,368
Mylan, Inc. (a)	10,705	533,537
Teva Pharmaceutical Industries Ltd. sponsored ADR	42,632	2,152,490
		7,108,096
TOTAL HEALTH CARE		16,482,692
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 4.7%
Machinery - 2.3%
Deere & Co.	10,210	$ 930,846
Global Brass & Copper Holdings, Inc.	22,951	369,970
Valmont Industries, Inc.	6,200	960,690
		2,261,506
Professional Services - 2.4%
Dun & Bradstreet Corp.	18,535	1,913,739
VSE Corp.	7,900	489,089
		2,402,828
TOTAL INDUSTRIALS		4,664,334
INFORMATION TECHNOLOGY - 13.8%
Communications Equipment - 2.3%
Cisco Systems, Inc.	93,782	2,308,913
Electronic Equipment & Components - 0.5%
TE Connectivity Ltd.	8,498	505,291
IT Services - 3.5%
Amdocs Ltd.	15,457	743,791
Fiserv, Inc. (a)	14,800	889,628
IBM Corp.	6,540	1,205,714
The Western Union Co.	35,200	569,184
		3,408,317
Software - 3.0%
Microsoft Corp.	35,800	1,465,652
Oracle Corp.	34,487	1,449,144
		2,914,796
Technology Hardware, Storage & Peripherals - 4.5%
Apple, Inc.	3,700	2,342,100
EMC Corp.	48,200	1,280,192
Hewlett-Packard Co.	24,939	835,457
		4,457,749
TOTAL INFORMATION TECHNOLOGY		13,595,066
MATERIALS - 2.5%
Chemicals - 1.6%
Agrium, Inc.	8,000	718,325
CF Industries Holdings, Inc.	3,655	889,298
		1,607,623
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - 0.6%
Ball Corp.	9,600	$ 579,456
Paper & Forest Products - 0.3%
Schweitzer-Mauduit International, Inc.	5,800	241,744
TOTAL MATERIALS		2,428,823
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 2.2%
Verizon Communications, Inc.	44,000	2,198,240
UTILITIES - 3.6%
Electric Utilities - 2.9%
American Electric Power Co., Inc.	21,900	1,168,365
Edison International	19,593	1,080,358
Xcel Energy, Inc.	21,500	661,340
		2,910,063
Multi-Utilities - 0.7%
CMS Energy Corp.	22,500	669,375
TOTAL UTILITIES		3,579,438
TOTAL COMMON STOCKS (Cost $78,655,111)		95,290,448
Nonconvertible Preferred Stocks - 1.5%

INFORMATION TECHNOLOGY - 1.5%
Semiconductors & Semiconductor Equipment - 1.5%
Samsung Electronics Co. Ltd. (Cost $1,324,654)	1,380	1,496,679
Money Market Funds - 4.5%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b)	3,738,457	$ 3,738,457
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	660,450	660,450
TOTAL MONEY MARKET FUNDS (Cost $4,398,907)		4,398,907
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $84,378,672)		101,186,034
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(2,486,924)
NET ASSETS - 100%		$ 98,699,110
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,410
Fidelity Securities Lending Cash Central Fund	805
Total	$ 2,215
Other Information

The following is a summary of the inputs used, as of May 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 7,314,892	$ 7,314,892	$ -	$ -
Consumer Staples	7,942,237	7,942,237	-	-
Energy	10,002,185	10,002,185	-	-
Financials	27,082,541	26,564,778	517,763	-
Health Care	16,482,692	16,482,692	-	-
Industrials	4,664,334	4,664,334	-	-
Information Technology	15,091,745	15,091,745	-	-
Materials	2,428,823	2,428,823	-	-
Telecommunication Services	2,198,240	2,198,240	-	-
Utilities	3,579,438	3,579,438	-	-
Money Market Funds	4,398,907	4,398,907	-	-
Total Investments in Securities:	$ 101,186,034	$ 100,668,271	$ 517,763	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	86.4%
Korea (South)	2.4%
Israel	2.2%
United Kingdom	2.1%
Switzerland	2.1%
Canada	1.6%
Bermuda	1.3%
Others (Individually Less Than 1%)	1.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $641,886) - See accompanying schedule: Unaffiliated issuers (cost $79,979,765)	$ 96,787,127
Fidelity Central Funds (cost $4,398,907)	4,398,907
Total Investments (cost $84,378,672)		$ 101,186,034
Cash		49,593
Receivable for investments sold		1,820
Receivable for fund shares sold		73,141
Dividends receivable		220,588
Distributions receivable from Fidelity Central Funds		400
Prepaid expenses		34
Other receivables		189
Total assets		101,531,799

Liabilities
Payable for investments purchased	$ 1,802,948
Payable for fund shares redeemed	229,130
Accrued management fee	49,721
Distribution and service plan fees payable	36,864
Other affiliated payables	22,012
Other payables and accrued expenses	31,564
Collateral on securities loaned, at value	660,450
Total liabilities		2,832,689

Net Assets		$ 98,699,110
Net Assets consist of:
Paid in capital		$ 93,057,637
Undistributed net investment income		400,340
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(11,566,252)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		16,807,385
Net Assets		$ 98,699,110

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($45,394,105 ÷ 3,019,175 shares)	$ 15.04

Maximum offering price per share (100/94.25 of $15.04)	$ 15.96
Class T: Net Asset Value and redemption price per share ($30,254,523 ÷ 2,014,891 shares)	$ 15.02

Maximum offering price per share (100/96.50 of $15.02)	$ 15.56
Class B: Net Asset Value and offering price per share ($2,839,479 ÷ 190,426 shares)A	$ 14.91

Class C: Net Asset Value and offering price per share ($16,007,777 ÷ 1,086,051 shares)A	$ 14.74

Institutional Class: Net Asset Value, offering price and redemption price per share ($4,203,226 ÷ 275,379 shares)	$ 15.26

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended May 31, 2014 (Unaudited)

Investment Income
Dividends		$ 1,010,993
Interest		8,460
Income from Fidelity Central Funds		2,215
Total income		1,021,668

Expenses
Management fee Basic fee	$ 245,889
Performance adjustment	(6,108)
Transfer agent fees	111,541
Distribution and service plan fees	202,367
Accounting and security lending fees	17,400
Custodian fees and expenses	6,821
Independent trustees' compensation	172
Registration fees	57,551
Audit	30,757
Legal	194
Miscellaneous	395
Total expenses before reductions	666,979
Expense reductions	(19,121)	647,858
Net investment income (loss)		373,810
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	7,178,905
Foreign currency transactions	(2,789)
Total net realized gain (loss)		7,176,116
Change in net unrealized appreciation (depreciation) on: Investment securities	48,080
Assets and liabilities in foreign currencies	(65)
Total change in net unrealized appreciation (depreciation)		48,015
Net gain (loss)		7,224,131
Net increase (decrease) in net assets resulting from operations		$ 7,597,941

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2014 (Unaudited)	Year ended November 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 373,810	$ 635,621
Net realized gain (loss)	7,176,116	10,296,440
Change in net unrealized appreciation (depreciation)	48,015	9,888,493
Net increase (decrease) in net assets resulting from operations	7,597,941	20,820,554
Distributions to shareholders from net investment income	(521,742)	(666,191)
Share transactions - net increase (decrease)	6,503,486	581,153
Total increase (decrease) in net assets	13,579,685	20,735,516

Net Assets
Beginning of period	85,119,425	64,383,909
End of period (including undistributed net investment income of $400,340 and undistributed net investment income of $548,272, respectively)	$ 98,699,110	$ 85,119,425

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.93	$ 10.60	$ 9.09	$ 8.85	$ 8.07	$ 6.70
Income from Investment Operations
Net investment income (loss) E	.07	.13	.12	.06	.07H	.06
Net realized and unrealized gain (loss)	1.15	3.33	1.44	.27	.77	1.42
Total from investment operations	1.22	3.46	1.56	.33	.84	1.48
Distributions from net investment income	(.11)	(.13)	(.05)	(.09)	(.06)	(.11)
Net asset value, end of period	$ 15.04	$ 13.93	$ 10.60	$ 9.09	$ 8.85	$ 8.07
Total Return B, C, D	8.84%	33.09%	17.27%	3.72%	10.42%	22.49%
Ratios to Average Net Assets F, I
Expenses before reductions	1.29% A	1.22%	1.30%	1.27%	1.28%	1.33%
Expenses net of fee waivers, if any	1.25% A	1.22%	1.25%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.25% A	1.20%	1.25%	1.25%	1.25%	1.24%
Net investment income (loss)	1.04% A	1.07%	1.20%	.59%	.83% H	.89%
Supplemental Data
Net assets, end of period (000 omitted)	$ 45,394	$ 39,538	$ 29,282	$ 27,910	$ 34,244	$ 36,306
Portfolio turnover rate G	73% A	68%	77%	65%	103%	135%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .20%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.90	$ 10.57	$ 9.06	$ 8.81	$ 8.04	$ 6.67
Income from Investment Operations
Net investment income (loss) E	.06	.10	.09	.03	.05H	.04
Net realized and unrealized gain (loss)	1.14	3.34	1.44	.28	.76	1.42
Total from investment operations	1.20	3.44	1.53	.31	.81	1.46
Distributions from net investment income	(.08)	(.11)	(.02)	(.06)	(.04)	(.09)
Net asset value, end of period	$ 15.02	$ 13.90	$ 10.57	$ 9.06	$ 8.81	$ 8.04
Total Return B, C, D	8.66%	32.82%	16.94%	3.53%	10.06%	22.12%
Ratios to Average Net Assets F, I
Expenses before reductions	1.55% A	1.48%	1.55%	1.53%	1.54%	1.59%
Expenses net of fee waivers, if any	1.50% A	1.48%	1.50%	1.50%	1.50%	1.50%
Expenses net of all reductions	1.50% A	1.46%	1.50%	1.50%	1.49%	1.49%
Net investment income (loss)	.79% A	.81%	.95%	.34%	.58% H	.64%
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,255	$ 27,241	$ 21,212	$ 21,319	$ 25,208	$ 29,288
Portfolio turnover rate G	73% A	68%	77%	65%	103%	135%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.05)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.76	$ 10.45	$ 8.98	$ 8.73	$ 7.96	$ 6.57
Income from Investment Operations
Net investment income (loss) E	.02	.04	.04	(.01)	.01H	.01
Net realized and unrealized gain (loss)	1.13	3.31	1.43	.27	.76	1.40
Total from investment operations	1.15	3.35	1.47	.26	.77	1.41
Distributions from net investment income	-	(.04)	-	(.01)	-	(.02)
Net asset value, end of period	$ 14.91	$ 13.76	$ 10.45	$ 8.98	$ 8.73	$ 7.96
Total Return B, C, D	8.36%	32.13%	16.37%	2.96%	9.67%	21.46%
Ratios to Average Net Assets F, I
Expenses before reductions	2.09% A	1.99%	2.06%	2.02%	2.03%	2.08%
Expenses net of fee waivers, if any	2.00% A	1.99%	2.00%	2.00%	2.00%	2.00%
Expenses net of all reductions	2.00% A	1.97%	2.00%	2.00%	1.99%	1.99%
Net investment income (loss)	.29% A	.30%	.45%	(.16)%	.08% H	.14%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,839	$ 2,886	$ 2,981	$ 3,884	$ 5,478	$ 7,007
Portfolio turnover rate G	73% A	68%	77%	65%	103%	135%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.55)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.63	$ 10.37	$ 8.91	$ 8.67	$ 7.91	$ 6.55
Income from Investment Operations
Net investment income (loss) E	.02	.04	.04	(.01)	.01H	.01
Net realized and unrealized gain (loss)	1.12	3.28	1.42	.27	.75	1.39
Total from investment operations	1.14	3.32	1.46	.26	.76	1.40
Distributions from net investment income	(.03)	(.06)	-	(.02)	- J	(.04)
Net asset value, end of period	$ 14.74	$ 13.63	$ 10.37	$ 8.91	$ 8.67	$ 7.91
Total Return B, C, D	8.35%	32.16%	16.39%	2.95%	9.64%	21.46%
Ratios to Average Net Assets F, I
Expenses before reductions	2.05% A	1.97%	2.05%	2.02%	2.03%	2.08%
Expenses net of fee waivers, if any	2.00% A	1.97%	2.00%	2.00%	2.00%	2.00%
Expenses net of all reductions	2.00% A	1.96%	2.00%	2.00%	1.99%	1.99%
Net investment income (loss)	.29% A	.32%	.45%	(.16)%	.08% H	.14%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,008	$ 12,329	$ 8,785	$ 8,922	$ 10,265	$ 11,556
Portfolio turnover rate G	73% A	68%	77%	65%	103%	135%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.55)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 14.16	$ 10.75	$ 9.22	$ 8.97	$ 8.18	$ 6.80
Income from Investment Operations
Net investment income (loss) D	.10	.17	.15	.08	.09G	.08
Net realized and unrealized gain (loss)	1.15	3.39	1.45	.29	.78	1.43
Total from investment operations	1.25	3.56	1.60	.37	.87	1.51
Distributions from net investment income	(.15)	(.15)	(.07)	(.12)	(.08)	(.13)
Net asset value, end of period	$ 15.26	$ 14.16	$ 10.75	$ 9.22	$ 8.97	$ 8.18
Total Return B, C	8.95%	33.61%	17.49%	4.05%	10.65%	22.71%
Ratios to Average Net Assets E, H
Expenses before reductions	.96% A	.89%	.96%	1.01%	1.03%	1.08%
Expenses net of fee waivers, if any	.96% A	.89%	.96%	1.00%	1.00%	1.00%
Expenses net of all reductions	.96% A	.87%	.96%	1.00%	1.00%	1.00%
Net investment income (loss)	1.32% A	1.40%	1.49%	.84%	1.08% G	1.14%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,203	$ 3,126	$ 2,123	$ 3,381	$ 6,617	$ 6,168
Portfolio turnover rate F	73% A	68%	77%	65%	103%	135%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .45%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2014 (Unaudited)

1. Organization.

Fidelity Advisor® Equity Value Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, capital loss carryforwards, loss deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 16,915,534
Gross unrealized depreciation	(507,483)
Net unrealized appreciation (depreciation) on securities and other investments	$ 16,408,051

Tax cost	$ 84,777,983

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (18,333,795)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $37,485,159 and $31,897,467, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to its benchmark index, the Russell 3000® Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .54% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 52,102	$ 919
Class T	.25%	.25%	69,640	436
Class B	.75%	.25%	14,181	10,662
Class C	.75%	.25%	66,444	9,101
			$ 202,367	$ 21,118

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 13,554
Class T	2,872
Class B*	309
Class C*	580
$ 17,315

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 51,216.25
Class T	35,793.26
Class B	4,286.30
Class C	17,075.26
Institutional Class	3,171.17
	$ 111,541

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,223 for the period.

Semiannual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $79 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $805. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

The investment adviser voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement

Class A	1.25%	$ 7,684
Class T	1.50%	6,583
Class B	2.00%	1,317
Class C	2.00%	3,181
		$ 18,765

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $355 for the period.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2014	Year ended November 30, 2013
From net investment income
Class A	$ 313,844	$ 368,863
Class T	150,475	207,812
Class B	-	10,127
Class C	23,680	48,842
Institutional Class	33,743	30,547
Total	$ 521,742	$ 666,191

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2014	Year ended November 30, 2013	Six months ended May 31, 2014	Year ended November 30, 2013
Class A
Shares sold	451,567	583,952	$ 6,481,617	$ 7,135,653
Reinvestment of distributions	21,597	32,284	293,073	339,948
Shares redeemed	(291,908)	(541,866)	(4,199,120)	(6,484,059)
Net increase (decrease)	181,256	74,370	$ 2,575,570	$ 991,542
Class T
Shares sold	279,120	369,830	$ 4,015,237	$ 4,472,830
Reinvestment of distributions	10,805	19,297	146,522	203,195
Shares redeemed	(235,289)	(436,241)	(3,342,574)	(5,247,116)
Net increase (decrease)	54,636	(47,114)	$ 819,185	$ (571,091)
Class B
Shares sold	16,418	6,153	$ 234,341	$ 75,269
Reinvestment of distributions	-	894	-	9,368
Shares redeemed	(35,742)	(82,657)	(508,295)	(973,124)
Net increase (decrease)	(19,324)	(75,610)	$ (273,954)	$ (888,487)
Class C
Shares sold	241,359	203,559	$ 3,433,383	$ 2,446,409
Reinvestment of distributions	1,582	4,183	21,115	43,420
Shares redeemed	(61,764)	(150,316)	(862,518)	(1,733,957)
Net increase (decrease)	181,177	57,426	$ 2,591,980	$ 755,872
Institutional Class
Shares sold	90,529	65,871	$ 1,316,191	$ 815,361
Reinvestment of distributions	2,352	2,690	32,366	28,699
Shares redeemed	(38,210)	(45,258)	(557,852)	(550,743)
Net increase (decrease)	54,671	23,303	$ 790,705	$ 293,317

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)

AEVI-USAN-0714
1.786788.111

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Equity Value

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2013 to May 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value December 1, 2013	Ending Account Value May 31, 2014	Expenses Paid During Period* December 1, 2013 to May 31, 2014
Class A	1.25%
Actual		$ 1,000.00	$ 1,088.40	$ 6.51
HypotheticalA		$ 1,000.00	$ 1,018.70	$ 6.29
Class T	1.50%
Actual		$ 1,000.00	$ 1,086.60	$ 7.80
HypotheticalA		$ 1,000.00	$ 1,017.45	$ 7.54
Class B	2.00%
Actual		$ 1,000.00	$ 1,083.60	$ 10.39
HypotheticalA		$ 1,000.00	$ 1,014.96	$ 10.05
Class C	2.00%
Actual		$ 1,000.00	$ 1,083.50	$ 10.39
HypotheticalA		$ 1,000.00	$ 1,014.96	$ 10.05
Institutional Class	.96%
Actual		$ 1,000.00	$ 1,089.50	$ 5.00
HypotheticalA		$ 1,000.00	$ 1,020.14	$ 4.84

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	3.8	4.3
Chevron Corp.	3.5	3.9
Johnson & Johnson	3.4	0.0
Wells Fargo & Co.	3.2	3.4
Berkshire Hathaway, Inc. Class B	3.2	2.8
Apple, Inc.	2.4	2.3
Exxon Mobil Corp.	2.4	2.8
Cisco Systems, Inc.	2.3	2.1
U.S. Bancorp	2.3	2.6
Verizon Communications, Inc.	2.2	0.0
	28.7
Top Five Market Sectors as of May 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	27.4	27.1
Health Care	16.7	17.2
Information Technology	15.3	14.0
Energy	10.1	12.8
Consumer Staples	8.1	8.4
Asset Allocation (% of fund's net assets)
As of May 31, 2014 *		As of November 30, 2013 **
	Stocks 98.0%		Stocks 98.0%
	Convertible Securities 0.0%		Convertible Securities 0.7%
	Short-Term Investments and Net Other Assets (Liabilities) 2.0%		Short-Term Investments and Net Other Assets (Liabilities) 1.3%
* Foreign investments	13.6%	** Foreign investments	17.7%

Semiannual Report

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value
CONSUMER DISCRETIONARY - 7.4%
Auto Components - 0.9%
Hyundai Mobis	3,074	$ 867,358
Diversified Consumer Services - 0.3%
Steiner Leisure Ltd. (a)	6,932	278,528
Media - 1.8%
John Wiley & Sons, Inc. Class A	9,315	510,276
Viacom, Inc. Class B (non-vtg.)	15,400	1,314,082
		1,824,358
Multiline Retail - 1.5%
Macy's, Inc.	19,547	1,170,670
Target Corp.	6,200	351,912
		1,522,582
Specialty Retail - 2.4%
AutoZone, Inc. (a)	1,515	806,738
Bed Bath & Beyond, Inc. (a)	18,400	1,119,640
Express, Inc. (a)	14,400	181,584
GNC Holdings, Inc.	6,700	247,364
		2,355,326
Textiles, Apparel & Luxury Goods - 0.5%
Coach, Inc.	11,465	466,740
TOTAL CONSUMER DISCRETIONARY		7,314,892
CONSUMER STAPLES - 8.1%
Beverages - 1.2%
C&C Group PLC	88,155	540,758
Molson Coors Brewing Co. Class B	10,300	677,019
		1,217,777
Food & Staples Retailing - 3.9%
CVS Caremark Corp.	24,500	1,918,840
Kroger Co.	20,796	992,801
Wal-Mart Stores, Inc.	12,300	944,271
		3,855,912
Food Products - 0.9%
The J.M. Smucker Co.	8,279	849,425
Household Products - 0.5%
Central Garden & Pet Co. Class A (non-vtg.) (a)	54,541	434,146
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - 1.6%
British American Tobacco PLC sponsored ADR	4,355	$ 528,087
Lorillard, Inc.	17,000	1,056,890
		1,584,977
TOTAL CONSUMER STAPLES		7,942,237
ENERGY - 10.1%
Energy Equipment & Services - 0.8%
National Oilwell Varco, Inc.	9,900	810,513
Oil, Gas & Consumable Fuels - 9.3%
Chevron Corp.	28,697	3,523,705
Exxon Mobil Corp.	23,272	2,339,534
Marathon Petroleum Corp.	10,100	902,839
Phillips 66 Co.	12,600	1,068,354
Suncor Energy, Inc.	22,400	862,079
Woodside Petroleum Ltd.	12,617	495,161
		9,191,672
TOTAL ENERGY		10,002,185
FINANCIALS - 27.4%
Banks - 10.1%
JPMorgan Chase & Co.	67,552	3,753,863
SunTrust Banks, Inc.	19,700	754,904
U.S. Bancorp	53,366	2,251,512
Wells Fargo & Co.	63,332	3,215,999
		9,976,278
Capital Markets - 1.6%
East Capital Explorer AB (a)	13,008	114,685
Fortress Investment Group LLC	34,700	246,370
GP Investments Ltd. Class A (depositary receipt) (a)	246,400	461,938
MLP AG	66,188	458,339
The Blackstone Group LP	9,400	292,152
		1,573,484
Consumer Finance - 2.6%
American Express Co.	10,500	960,750
Capital One Financial Corp.	20,818	1,642,332
		2,603,082
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - 3.2%
Berkshire Hathaway, Inc. Class B (a)	24,269	$ 3,114,683
Insurance - 6.0%
ACE Ltd.	10,800	1,120,068
Allied World Assurance Co. Holdings Ltd.	12,000	450,000
Allstate Corp.	17,800	1,037,028
Everest Re Group Ltd.	5,096	815,462
Fidelity National Financial, Inc. Class A	26,480	882,843
Prudential PLC	22,258	517,763
The Travelers Companies, Inc.	11,687	1,092,150
		5,915,314
Real Estate Investment Trusts - 3.9%
American Capital Agency Corp.	54,701	1,298,055
Annaly Capital Management, Inc.	111,605	1,315,823
MFA Financial, Inc.	156,236	1,285,822
		3,899,700
TOTAL FINANCIALS		27,082,541
HEALTH CARE - 16.7%
Biotechnology - 1.7%
Amgen, Inc.	14,400	1,670,256
Health Care Equipment & Supplies - 1.1%
Medtronic, Inc.	17,800	1,086,334
Health Care Providers & Services - 6.7%
Cigna Corp.	16,362	1,468,980
Express Scripts Holding Co. (a)	21,699	1,550,828
Humana, Inc.	5,750	715,645
Select Medical Holdings Corp.	64,121	971,433
UnitedHealth Group, Inc.	24,000	1,911,120
		6,618,006
Pharmaceuticals - 7.2%
GlaxoSmithKline PLC sponsored ADR (d)	19,924	1,074,701
Johnson & Johnson	32,992	3,347,368
Mylan, Inc. (a)	10,705	533,537
Teva Pharmaceutical Industries Ltd. sponsored ADR	42,632	2,152,490
		7,108,096
TOTAL HEALTH CARE		16,482,692
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 4.7%
Machinery - 2.3%
Deere & Co.	10,210	$ 930,846
Global Brass & Copper Holdings, Inc.	22,951	369,970
Valmont Industries, Inc.	6,200	960,690
		2,261,506
Professional Services - 2.4%
Dun & Bradstreet Corp.	18,535	1,913,739
VSE Corp.	7,900	489,089
		2,402,828
TOTAL INDUSTRIALS		4,664,334
INFORMATION TECHNOLOGY - 13.8%
Communications Equipment - 2.3%
Cisco Systems, Inc.	93,782	2,308,913
Electronic Equipment & Components - 0.5%
TE Connectivity Ltd.	8,498	505,291
IT Services - 3.5%
Amdocs Ltd.	15,457	743,791
Fiserv, Inc. (a)	14,800	889,628
IBM Corp.	6,540	1,205,714
The Western Union Co.	35,200	569,184
		3,408,317
Software - 3.0%
Microsoft Corp.	35,800	1,465,652
Oracle Corp.	34,487	1,449,144
		2,914,796
Technology Hardware, Storage & Peripherals - 4.5%
Apple, Inc.	3,700	2,342,100
EMC Corp.	48,200	1,280,192
Hewlett-Packard Co.	24,939	835,457
		4,457,749
TOTAL INFORMATION TECHNOLOGY		13,595,066
MATERIALS - 2.5%
Chemicals - 1.6%
Agrium, Inc.	8,000	718,325
CF Industries Holdings, Inc.	3,655	889,298
		1,607,623
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - 0.6%
Ball Corp.	9,600	$ 579,456
Paper & Forest Products - 0.3%
Schweitzer-Mauduit International, Inc.	5,800	241,744
TOTAL MATERIALS		2,428,823
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 2.2%
Verizon Communications, Inc.	44,000	2,198,240
UTILITIES - 3.6%
Electric Utilities - 2.9%
American Electric Power Co., Inc.	21,900	1,168,365
Edison International	19,593	1,080,358
Xcel Energy, Inc.	21,500	661,340
		2,910,063
Multi-Utilities - 0.7%
CMS Energy Corp.	22,500	669,375
TOTAL UTILITIES		3,579,438
TOTAL COMMON STOCKS (Cost $78,655,111)		95,290,448
Nonconvertible Preferred Stocks - 1.5%

INFORMATION TECHNOLOGY - 1.5%
Semiconductors & Semiconductor Equipment - 1.5%
Samsung Electronics Co. Ltd. (Cost $1,324,654)	1,380	1,496,679
Money Market Funds - 4.5%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b)	3,738,457	$ 3,738,457
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	660,450	660,450
TOTAL MONEY MARKET FUNDS (Cost $4,398,907)		4,398,907
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $84,378,672)		101,186,034
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(2,486,924)
NET ASSETS - 100%		$ 98,699,110
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,410
Fidelity Securities Lending Cash Central Fund	805
Total	$ 2,215
Other Information

The following is a summary of the inputs used, as of May 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 7,314,892	$ 7,314,892	$ -	$ -
Consumer Staples	7,942,237	7,942,237	-	-
Energy	10,002,185	10,002,185	-	-
Financials	27,082,541	26,564,778	517,763	-
Health Care	16,482,692	16,482,692	-	-
Industrials	4,664,334	4,664,334	-	-
Information Technology	15,091,745	15,091,745	-	-
Materials	2,428,823	2,428,823	-	-
Telecommunication Services	2,198,240	2,198,240	-	-
Utilities	3,579,438	3,579,438	-	-
Money Market Funds	4,398,907	4,398,907	-	-
Total Investments in Securities:	$ 101,186,034	$ 100,668,271	$ 517,763	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	86.4%
Korea (South)	2.4%
Israel	2.2%
United Kingdom	2.1%
Switzerland	2.1%
Canada	1.6%
Bermuda	1.3%
Others (Individually Less Than 1%)	1.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $641,886) - See accompanying schedule: Unaffiliated issuers (cost $79,979,765)	$ 96,787,127
Fidelity Central Funds (cost $4,398,907)	4,398,907
Total Investments (cost $84,378,672)		$ 101,186,034
Cash		49,593
Receivable for investments sold		1,820
Receivable for fund shares sold		73,141
Dividends receivable		220,588
Distributions receivable from Fidelity Central Funds		400
Prepaid expenses		34
Other receivables		189
Total assets		101,531,799

Liabilities
Payable for investments purchased	$ 1,802,948
Payable for fund shares redeemed	229,130
Accrued management fee	49,721
Distribution and service plan fees payable	36,864
Other affiliated payables	22,012
Other payables and accrued expenses	31,564
Collateral on securities loaned, at value	660,450
Total liabilities		2,832,689

Net Assets		$ 98,699,110
Net Assets consist of:
Paid in capital		$ 93,057,637
Undistributed net investment income		400,340
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(11,566,252)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		16,807,385
Net Assets		$ 98,699,110

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($45,394,105 ÷ 3,019,175 shares)	$ 15.04

Maximum offering price per share (100/94.25 of $15.04)	$ 15.96
Class T: Net Asset Value and redemption price per share ($30,254,523 ÷ 2,014,891 shares)	$ 15.02

Maximum offering price per share (100/96.50 of $15.02)	$ 15.56
Class B: Net Asset Value and offering price per share ($2,839,479 ÷ 190,426 shares)A	$ 14.91

Class C: Net Asset Value and offering price per share ($16,007,777 ÷ 1,086,051 shares)A	$ 14.74

Institutional Class: Net Asset Value, offering price and redemption price per share ($4,203,226 ÷ 275,379 shares)	$ 15.26

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended May 31, 2014 (Unaudited)

Investment Income
Dividends		$ 1,010,993
Interest		8,460
Income from Fidelity Central Funds		2,215
Total income		1,021,668

Expenses
Management fee Basic fee	$ 245,889
Performance adjustment	(6,108)
Transfer agent fees	111,541
Distribution and service plan fees	202,367
Accounting and security lending fees	17,400
Custodian fees and expenses	6,821
Independent trustees' compensation	172
Registration fees	57,551
Audit	30,757
Legal	194
Miscellaneous	395
Total expenses before reductions	666,979
Expense reductions	(19,121)	647,858
Net investment income (loss)		373,810
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	7,178,905
Foreign currency transactions	(2,789)
Total net realized gain (loss)		7,176,116
Change in net unrealized appreciation (depreciation) on: Investment securities	48,080
Assets and liabilities in foreign currencies	(65)
Total change in net unrealized appreciation (depreciation)		48,015
Net gain (loss)		7,224,131
Net increase (decrease) in net assets resulting from operations		$ 7,597,941

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2014 (Unaudited)	Year ended November 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 373,810	$ 635,621
Net realized gain (loss)	7,176,116	10,296,440
Change in net unrealized appreciation (depreciation)	48,015	9,888,493
Net increase (decrease) in net assets resulting from operations	7,597,941	20,820,554
Distributions to shareholders from net investment income	(521,742)	(666,191)
Share transactions - net increase (decrease)	6,503,486	581,153
Total increase (decrease) in net assets	13,579,685	20,735,516

Net Assets
Beginning of period	85,119,425	64,383,909
End of period (including undistributed net investment income of $400,340 and undistributed net investment income of $548,272, respectively)	$ 98,699,110	$ 85,119,425

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.93	$ 10.60	$ 9.09	$ 8.85	$ 8.07	$ 6.70
Income from Investment Operations
Net investment income (loss) E	.07	.13	.12	.06	.07H	.06
Net realized and unrealized gain (loss)	1.15	3.33	1.44	.27	.77	1.42
Total from investment operations	1.22	3.46	1.56	.33	.84	1.48
Distributions from net investment income	(.11)	(.13)	(.05)	(.09)	(.06)	(.11)
Net asset value, end of period	$ 15.04	$ 13.93	$ 10.60	$ 9.09	$ 8.85	$ 8.07
Total Return B, C, D	8.84%	33.09%	17.27%	3.72%	10.42%	22.49%
Ratios to Average Net Assets F, I
Expenses before reductions	1.29% A	1.22%	1.30%	1.27%	1.28%	1.33%
Expenses net of fee waivers, if any	1.25% A	1.22%	1.25%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.25% A	1.20%	1.25%	1.25%	1.25%	1.24%
Net investment income (loss)	1.04% A	1.07%	1.20%	.59%	.83% H	.89%
Supplemental Data
Net assets, end of period (000 omitted)	$ 45,394	$ 39,538	$ 29,282	$ 27,910	$ 34,244	$ 36,306
Portfolio turnover rate G	73% A	68%	77%	65%	103%	135%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .20%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.90	$ 10.57	$ 9.06	$ 8.81	$ 8.04	$ 6.67
Income from Investment Operations
Net investment income (loss) E	.06	.10	.09	.03	.05H	.04
Net realized and unrealized gain (loss)	1.14	3.34	1.44	.28	.76	1.42
Total from investment operations	1.20	3.44	1.53	.31	.81	1.46
Distributions from net investment income	(.08)	(.11)	(.02)	(.06)	(.04)	(.09)
Net asset value, end of period	$ 15.02	$ 13.90	$ 10.57	$ 9.06	$ 8.81	$ 8.04
Total Return B, C, D	8.66%	32.82%	16.94%	3.53%	10.06%	22.12%
Ratios to Average Net Assets F, I
Expenses before reductions	1.55% A	1.48%	1.55%	1.53%	1.54%	1.59%
Expenses net of fee waivers, if any	1.50% A	1.48%	1.50%	1.50%	1.50%	1.50%
Expenses net of all reductions	1.50% A	1.46%	1.50%	1.50%	1.49%	1.49%
Net investment income (loss)	.79% A	.81%	.95%	.34%	.58% H	.64%
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,255	$ 27,241	$ 21,212	$ 21,319	$ 25,208	$ 29,288
Portfolio turnover rate G	73% A	68%	77%	65%	103%	135%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.05)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.76	$ 10.45	$ 8.98	$ 8.73	$ 7.96	$ 6.57
Income from Investment Operations
Net investment income (loss) E	.02	.04	.04	(.01)	.01H	.01
Net realized and unrealized gain (loss)	1.13	3.31	1.43	.27	.76	1.40
Total from investment operations	1.15	3.35	1.47	.26	.77	1.41
Distributions from net investment income	-	(.04)	-	(.01)	-	(.02)
Net asset value, end of period	$ 14.91	$ 13.76	$ 10.45	$ 8.98	$ 8.73	$ 7.96
Total Return B, C, D	8.36%	32.13%	16.37%	2.96%	9.67%	21.46%
Ratios to Average Net Assets F, I
Expenses before reductions	2.09% A	1.99%	2.06%	2.02%	2.03%	2.08%
Expenses net of fee waivers, if any	2.00% A	1.99%	2.00%	2.00%	2.00%	2.00%
Expenses net of all reductions	2.00% A	1.97%	2.00%	2.00%	1.99%	1.99%
Net investment income (loss)	.29% A	.30%	.45%	(.16)%	.08% H	.14%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,839	$ 2,886	$ 2,981	$ 3,884	$ 5,478	$ 7,007
Portfolio turnover rate G	73% A	68%	77%	65%	103%	135%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.55)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.63	$ 10.37	$ 8.91	$ 8.67	$ 7.91	$ 6.55
Income from Investment Operations
Net investment income (loss) E	.02	.04	.04	(.01)	.01H	.01
Net realized and unrealized gain (loss)	1.12	3.28	1.42	.27	.75	1.39
Total from investment operations	1.14	3.32	1.46	.26	.76	1.40
Distributions from net investment income	(.03)	(.06)	-	(.02)	- J	(.04)
Net asset value, end of period	$ 14.74	$ 13.63	$ 10.37	$ 8.91	$ 8.67	$ 7.91
Total Return B, C, D	8.35%	32.16%	16.39%	2.95%	9.64%	21.46%
Ratios to Average Net Assets F, I
Expenses before reductions	2.05% A	1.97%	2.05%	2.02%	2.03%	2.08%
Expenses net of fee waivers, if any	2.00% A	1.97%	2.00%	2.00%	2.00%	2.00%
Expenses net of all reductions	2.00% A	1.96%	2.00%	2.00%	1.99%	1.99%
Net investment income (loss)	.29% A	.32%	.45%	(.16)%	.08% H	.14%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,008	$ 12,329	$ 8,785	$ 8,922	$ 10,265	$ 11,556
Portfolio turnover rate G	73% A	68%	77%	65%	103%	135%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.55)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 14.16	$ 10.75	$ 9.22	$ 8.97	$ 8.18	$ 6.80
Income from Investment Operations
Net investment income (loss) D	.10	.17	.15	.08	.09G	.08
Net realized and unrealized gain (loss)	1.15	3.39	1.45	.29	.78	1.43
Total from investment operations	1.25	3.56	1.60	.37	.87	1.51
Distributions from net investment income	(.15)	(.15)	(.07)	(.12)	(.08)	(.13)
Net asset value, end of period	$ 15.26	$ 14.16	$ 10.75	$ 9.22	$ 8.97	$ 8.18
Total Return B, C	8.95%	33.61%	17.49%	4.05%	10.65%	22.71%
Ratios to Average Net Assets E, H
Expenses before reductions	.96% A	.89%	.96%	1.01%	1.03%	1.08%
Expenses net of fee waivers, if any	.96% A	.89%	.96%	1.00%	1.00%	1.00%
Expenses net of all reductions	.96% A	.87%	.96%	1.00%	1.00%	1.00%
Net investment income (loss)	1.32% A	1.40%	1.49%	.84%	1.08% G	1.14%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,203	$ 3,126	$ 2,123	$ 3,381	$ 6,617	$ 6,168
Portfolio turnover rate F	73% A	68%	77%	65%	103%	135%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .45%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2014 (Unaudited)

1. Organization.

Fidelity Advisor® Equity Value Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, capital loss carryforwards, loss deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 16,915,534
Gross unrealized depreciation	(507,483)
Net unrealized appreciation (depreciation) on securities and other investments	$ 16,408,051

Tax cost	$ 84,777,983

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (18,333,795)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $37,485,159 and $31,897,467, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to its benchmark index, the Russell 3000® Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .54% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 52,102	$ 919
Class T	.25%	.25%	69,640	436
Class B	.75%	.25%	14,181	10,662
Class C	.75%	.25%	66,444	9,101
			$ 202,367	$ 21,118

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 13,554
Class T	2,872
Class B*	309
Class C*	580
$ 17,315

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 51,216.25
Class T	35,793.26
Class B	4,286.30
Class C	17,075.26
Institutional Class	3,171.17
	$ 111,541

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,223 for the period.

Semiannual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $79 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $805. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

The investment adviser voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement

Class A	1.25%	$ 7,684
Class T	1.50%	6,583
Class B	2.00%	1,317
Class C	2.00%	3,181
		$ 18,765

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $355 for the period.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2014	Year ended November 30, 2013
From net investment income
Class A	$ 313,844	$ 368,863
Class T	150,475	207,812
Class B	-	10,127
Class C	23,680	48,842
Institutional Class	33,743	30,547
Total	$ 521,742	$ 666,191

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2014	Year ended November 30, 2013	Six months ended May 31, 2014	Year ended November 30, 2013
Class A
Shares sold	451,567	583,952	$ 6,481,617	$ 7,135,653
Reinvestment of distributions	21,597	32,284	293,073	339,948
Shares redeemed	(291,908)	(541,866)	(4,199,120)	(6,484,059)
Net increase (decrease)	181,256	74,370	$ 2,575,570	$ 991,542
Class T
Shares sold	279,120	369,830	$ 4,015,237	$ 4,472,830
Reinvestment of distributions	10,805	19,297	146,522	203,195
Shares redeemed	(235,289)	(436,241)	(3,342,574)	(5,247,116)
Net increase (decrease)	54,636	(47,114)	$ 819,185	$ (571,091)
Class B
Shares sold	16,418	6,153	$ 234,341	$ 75,269
Reinvestment of distributions	-	894	-	9,368
Shares redeemed	(35,742)	(82,657)	(508,295)	(973,124)
Net increase (decrease)	(19,324)	(75,610)	$ (273,954)	$ (888,487)
Class C
Shares sold	241,359	203,559	$ 3,433,383	$ 2,446,409
Reinvestment of distributions	1,582	4,183	21,115	43,420
Shares redeemed	(61,764)	(150,316)	(862,518)	(1,733,957)
Net increase (decrease)	181,177	57,426	$ 2,591,980	$ 755,872
Institutional Class
Shares sold	90,529	65,871	$ 1,316,191	$ 815,361
Reinvestment of distributions	2,352	2,690	32,366	28,699
Shares redeemed	(38,210)	(45,258)	(557,852)	(550,743)
Net increase (decrease)	54,671	23,303	$ 790,705	$ 293,317

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)

AEV-USAN-0714
1.786787.111

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Growth & Income

Fund - Institutional Class

Semiannual Report

May 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2013 to May 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value December 1, 2013	Ending Account Value May 31, 2014	Expenses Paid During Period* December 1, 2013 to May 31, 2014
Class A	1.02%
Actual		$ 1,000.00	$ 1,059.20	$ 5.24
HypotheticalA		$ 1,000.00	$ 1,019.85	$ 5.14
Class T	1.25%
Actual		$ 1,000.00	$ 1,058.00	$ 6.41
HypotheticalA		$ 1,000.00	$ 1,018.70	$ 6.29
Class B	1.84%
Actual		$ 1,000.00	$ 1,055.00	$ 9.43
HypotheticalA		$ 1,000.00	$ 1,015.76	$ 9.25
Class C	1.75%
Actual		$ 1,000.00	$ 1,055.60	$ 8.97
HypotheticalA		$ 1,000.00	$ 1,016.21	$ 8.80
Institutional Class	.71%
Actual		$ 1,000.00	$ 1,061.30	$ 3.65
HypotheticalA		$ 1,000.00	$ 1,021.39	$ 3.58

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	4.0	3.8
Apple, Inc.	3.7	3.9
Microsoft Corp.	3.2	2.9
General Electric Co.	3.1	3.0
Chevron Corp.	2.7	2.4
Citigroup, Inc.	2.1	2.1
Verizon Communications, Inc.	2.0	1.3
Target Corp.	1.9	1.7
Procter & Gamble Co.	1.9	2.0
Comcast Corp. Class A (special) (non-vtg.)	1.8	1.7
	26.4
Top Five Market Sectors as of May 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.0	19.2
Information Technology	18.9	18.5
Consumer Staples	13.0	12.0
Energy	11.4	11.8
Industrials	11.4	11.2
Asset Allocation (% of fund's net assets)
As of May 31, 2014*		As of November 30, 2013**
	Stocks 98.8%		Stocks 98.9%
	Convertible Securities 1.0%		Convertible Securities 1.0%
	Other Investments 0.0%†		Other Investments 0.0%
	Short-Term Investments and Net Other Assets (Liabilities) 0.2%		Short-Term Investments and Net Other Assets (Liabilities) 0.1%
* Foreign investments	13.4%	** Foreign investments	13.3%

† Amount represents less than 0.1%

Semiannual Report

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.3%
Diversified Consumer Services - 0.3%
H&R Block, Inc.	58,726	$ 1,749
Hotels, Restaurants & Leisure - 1.9%
Darden Restaurants, Inc.	36,500	1,829
McDonald's Corp.	44,545	4,518
Yum! Brands, Inc.	63,061	4,875
		11,222
Household Durables - 0.0%
Tupperware Brands Corp.	3,300	276
Media - 3.6%
Comcast Corp. Class A (special) (non-vtg.)	208,529	10,810
Lamar Advertising Co. Class A	2,400	118
Scripps Networks Interactive, Inc. Class A	5,572	426
Sinclair Broadcast Group, Inc. Class A	60,927	1,802
Time Warner, Inc.	114,713	8,010
		21,166
Multiline Retail - 1.9%
Target Corp.	199,599	11,329
Specialty Retail - 1.5%
Lewis Group Ltd.	37,336	234
Lowe's Companies, Inc.	166,057	7,818
Staples, Inc.	51,229	576
		8,628
Textiles, Apparel & Luxury Goods - 0.1%
adidas AG	7,000	751
TOTAL CONSUMER DISCRETIONARY		55,121
CONSUMER STAPLES - 13.0%
Beverages - 3.7%
Diageo PLC	61,900	1,993
Molson Coors Brewing Co. Class B	25,697	1,689
PepsiCo, Inc.	59,343	5,242
Pernod Ricard SA	5,400	662
Remy Cointreau SA	5,300	491
SABMiller PLC	43,800	2,431
The Coca-Cola Co.	233,194	9,540
		22,048
Food & Staples Retailing - 1.9%
CVS Caremark Corp.	47,451	3,716
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Kroger Co.	41,600	$ 1,986
Walgreen Co.	77,482	5,572
		11,274
Food Products - 0.7%
Kellogg Co.	49,202	3,394
Mead Johnson Nutrition Co. Class A	8,400	752
		4,146
Household Products - 2.0%
Procter & Gamble Co.	137,535	11,111
Svenska Cellulosa AB (SCA) (B Shares)	28,805	801
		11,912
Tobacco - 4.7%
British American Tobacco PLC sponsored ADR	88,276	10,704
Lorillard, Inc.	130,925	8,140
Philip Morris International, Inc.	69,338	6,139
Reynolds American, Inc.	46,000	2,743
		27,726
TOTAL CONSUMER STAPLES		77,106
ENERGY - 11.2%
Energy Equipment & Services - 1.0%
Ensco PLC Class A	34,941	1,840
National Oilwell Varco, Inc.	3,900	319
Oceaneering International, Inc.	8,000	576
Schlumberger Ltd.	33,334	3,468
		6,203
Oil, Gas & Consumable Fuels - 10.2%
Access Midstream Partners LP	21,029	1,325
Apache Corp.	49,841	4,646
Atlas Pipeline Partners LP	41,675	1,359
BG Group PLC	262,360	5,370
Canadian Natural Resources Ltd.	80,350	3,270
Chevron Corp.	128,063	15,725
Eni SpA	21,800	555
EQT Midstream Partners LP	9,200	756
Exxon Mobil Corp.	17,782	1,788
Imperial Oil Ltd.	62,700	3,087
Magellan Midstream Partners LP	1,554	127
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Markwest Energy Partners LP	56,205	$ 3,482
MPLX LP	6,403	366
Occidental Petroleum Corp.	72,329	7,210
Peabody Energy Corp.	32,400	524
PrairieSky Royalty Ltd.	2,400	80
Suncor Energy, Inc.	144,990	5,580
The Williams Companies, Inc.	96,531	4,533
Western Gas Partners LP	8,200	590
		60,373
TOTAL ENERGY		66,576
FINANCIALS - 19.0%
Banks - 11.4%
Bank of America Corp.	551,042	8,343
Citigroup, Inc.	265,722	12,640
JPMorgan Chase & Co.	427,343	23,744
M&T Bank Corp.	7,872	955
PNC Financial Services Group, Inc.	49,416	4,214
Standard Chartered PLC (United Kingdom)	256,634	5,775
SunTrust Banks, Inc.	14,235	545
U.S. Bancorp	119,130	5,026
Wells Fargo & Co.	132,850	6,746
		67,988
Capital Markets - 4.1%
Apollo Investment Corp.	20,268	170
Ares Capital Corp.	25,465	439
BlackRock, Inc. Class A	2,000	610
Carlyle Group LP	14,800	458
Charles Schwab Corp.	194,613	4,906
Greenhill & Co., Inc.	1,900	94
Invesco Ltd.	13,400	492
KKR & Co. LP	158,013	3,592
Morgan Stanley	112,030	3,457
Northern Trust Corp.	58,840	3,554
State Street Corp.	90,670	5,918
The Blackstone Group LP	29,300	911
		24,601
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 0.7%
IntercontinentalExchange Group, Inc.	12,439	$ 2,443
TPG Specialty Lending, Inc.	66,400	1,407
		3,850
Insurance - 1.7%
Arthur J. Gallagher & Co.	16,319	748
Brown & Brown, Inc.	10,040	303
Marsh & McLennan Companies, Inc.	27,966	1,406
MetLife, Inc.	131,187	6,681
MetLife, Inc. unit	25,700	760
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	3,500	27
		9,925
Real Estate Investment Trusts - 0.7%
Altisource Residential Corp. Class B	10,400	290
CBL & Associates Properties, Inc.	80,296	1,511
First Potomac Realty Trust	15,672	205
Sun Communities, Inc.	46,446	2,249
		4,255
Real Estate Management & Development - 0.2%
Beazer Pre-Owned Rental Homes, Inc. (a)(h)	67,500	1,258
Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc.	91,090	1,314
TOTAL FINANCIALS		113,191
HEALTH CARE - 10.5%
Biotechnology - 1.2%
Amgen, Inc.	50,592	5,868
Biogen Idec, Inc. (a)	2,900	926
Intercept Pharmaceuticals, Inc. (a)	1,300	308
		7,102
Health Care Equipment & Supplies - 1.7%
Abbott Laboratories	39,226	1,569
Ansell Ltd.	20,366	365
Covidien PLC	3,700	271
ResMed, Inc. (e)	25,804	1,292
St. Jude Medical, Inc.	24,893	1,616
Steris Corp.	6,700	359
Stryker Corp.	23,359	1,974
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
The Cooper Companies, Inc.	6,751	$ 871
Zimmer Holdings, Inc.	14,890	1,554
		9,871
Health Care Providers & Services - 1.9%
Fresenius Medical Care AG & Co. KGaA	9,600	636
McKesson Corp.	21,233	4,027
Patterson Companies, Inc.	25,000	979
Quest Diagnostics, Inc.	41,652	2,495
UnitedHealth Group, Inc.	41,336	3,292
		11,429
Health Care Technology - 0.1%
Quality Systems, Inc.	29,839	465
Life Sciences Tools & Services - 0.0%
Lonza Group AG	2,973	320
Pharmaceuticals - 5.6%
AbbVie, Inc.	56,160	3,051
Astellas Pharma, Inc.	59,100	760
GlaxoSmithKline PLC sponsored ADR (e)	106,909	5,767
Johnson & Johnson	88,901	9,020
Merck & Co., Inc.	74,518	4,312
Novartis AG sponsored ADR	39,001	3,512
Sanofi SA	17,949	1,919
Teva Pharmaceutical Industries Ltd. sponsored ADR	78,674	3,972
Zoetis, Inc. Class A	34,000	1,044
		33,357
TOTAL HEALTH CARE		62,544
INDUSTRIALS - 11.4%
Aerospace & Defense - 2.1%
Meggitt PLC	166,009	1,348
Rolls-Royce Group PLC	68,650	1,197
The Boeing Co.	44,794	6,058
United Technologies Corp.	30,631	3,560
		12,163
Air Freight & Logistics - 1.7%
C.H. Robinson Worldwide, Inc.	35,326	2,115
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - continued
PostNL NV (a)	58,600	$ 287
United Parcel Service, Inc. Class B	73,879	7,675
		10,077
Airlines - 0.0%
Copa Holdings SA Class A	900	129
Commercial Services & Supplies - 0.3%
ADT Corp.	13,183	424
KAR Auction Services, Inc.	39,200	1,197
Ritchie Brothers Auctioneers, Inc.	1,700	39
		1,660
Electrical Equipment - 0.4%
General Cable Corp.	18,509	472
Hubbell, Inc. Class B	17,212	2,014
		2,486
Industrial Conglomerates - 3.1%
General Electric Co.	693,493	18,579
Machinery - 0.3%
Ingersoll-Rand PLC	26,524	1,587
Stanley Black & Decker, Inc.	2,600	227
		1,814
Professional Services - 0.5%
Acacia Research Corp.	39,864	643
Amadeus Fire AG	2,843	242
Bureau Veritas SA	62,918	1,897
Exova Group Ltd. PLC (a)	60,100	247
		3,029
Road & Rail - 2.3%
CSX Corp.	195,733	5,755
J.B. Hunt Transport Services, Inc.	45,620	3,543
Kansas City Southern	7,200	774
Norfolk Southern Corp.	28,108	2,832
TransForce, Inc.	25,500	557
		13,461
Trading Companies & Distributors - 0.7%
Beijer (G&L) AG Series B	4,689	105
Brenntag AG	1,722	322
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - continued
W.W. Grainger, Inc.	7,873	$ 2,034
Watsco, Inc.	15,864	1,596
		4,057
TOTAL INDUSTRIALS		67,455
INFORMATION TECHNOLOGY - 18.9%
Communications Equipment - 2.5%
Cisco Systems, Inc.	376,971	9,281
QUALCOMM, Inc.	66,513	5,351
		14,632
Internet Software & Services - 2.8%
Google, Inc.:
Class A (a)	13,058	7,465
Class C (a)	11,958	6,708
Yahoo!, Inc. (a)	77,292	2,678
		16,851
IT Services - 4.9%
Amadeus IT Holding SA Class A	1,400	62
Cognizant Technology Solutions Corp. Class A (a)	51,320	2,495
Computer Sciences Corp.	39,019	2,454
Fidelity National Information Services, Inc.	30,038	1,627
IBM Corp.	10,300	1,899
MasterCard, Inc. Class A	72,990	5,580
Paychex, Inc.	175,209	7,203
Quindell PLC	1,398,500	486
The Western Union Co.	101,161	1,636
Visa, Inc. Class A	27,035	5,808
		29,250
Semiconductors & Semiconductor Equipment - 1.4%
Applied Materials, Inc.	163,293	3,297
Broadcom Corp. Class A	110,636	3,526
Maxim Integrated Products, Inc.	35,486	1,215
		8,038
Software - 3.3%
Microsoft Corp.	458,873	18,786
Oracle Corp.	16,484	693
		19,479
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - 4.0%
Apple, Inc.	34,554	$ 21,873
EMC Corp.	79,930	2,123
		23,996
TOTAL INFORMATION TECHNOLOGY		112,246
MATERIALS - 3.3%
Chemicals - 2.9%
Airgas, Inc.	28,852	3,068
E.I. du Pont de Nemours & Co.	28,831	1,998
FMC Corp.	18,829	1,442
Johnson Matthey PLC	6,400	345
Monsanto Co.	44,601	5,435
Potash Corp. of Saskatchewan, Inc.	19,900	722
Royal DSM NV (e)	15,813	1,140
Syngenta AG (Switzerland)	6,998	2,694
Tronox Ltd. Class A	16,351	434
		17,278
Metals & Mining - 0.4%
Freeport-McMoRan Copper & Gold, Inc.	69,300	2,360
SunCoke Energy Partners LP	8,410	241
		2,601
TOTAL MATERIALS		19,879
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 2.0%
Verizon Communications, Inc.	237,109	11,846
UTILITIES - 0.2%
Electric Utilities - 0.1%
ITC Holdings Corp.	14,323	524
Multi-Utilities - 0.1%
Sempra Energy	7,400	743
TOTAL UTILITIES		1,267
TOTAL COMMON STOCKS (Cost $458,616)		587,231
Preferred Stocks - 0.8%
	Shares	Value (000s)
Convertible Preferred Stocks - 0.8%
CONSUMER DISCRETIONARY - 0.0%
Leisure Products - 0.0%
NJOY, Inc. Series D (h)	5,350	$ 91
HEALTH CARE - 0.8%
Health Care Equipment & Supplies - 0.8%
Alere, Inc. 3.00%	14,654	4,601
TOTAL CONVERTIBLE PREFERRED STOCKS		4,692
Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Group PLC (C Shares)	7,698,300	13
TOTAL PREFERRED STOCKS (Cost $4,169)		4,705
Convertible Bonds - 0.2%
		Principal Amount (000s)(d)
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Amyris, Inc. 3% 2/27/17		$ 772	629
Peabody Energy Corp. 4.75% 12/15/41		590	459
			1,088
TOTAL CONVERTIBLE BONDS (Cost $1,231)			1,088
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Baggot Securities Ltd. 10.24% (f)(g) (Cost $353)	EUR	230	352
Money Market Funds - 1.2%
	Shares	Value (000s)
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c) (Cost $7,000)	7,000,105	$ 7,000
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $471,369)		600,376
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(5,911)
NET ASSETS - 100%		$ 594,465
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $352,000 or 0.0% of net assets.

(g) Security is perpetual in nature with no stated maturity date.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,348,000 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Beazer Pre-Owned Rental Homes, Inc.	5/3/12 - 10/23/12	$ 1,350
NJOY, Inc. Series D	2/14/14	$ 91
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ -*
Fidelity Securities Lending Cash Central Fund	27
Total	$ 27
* Amount represents less than $1,000
Other Information

The following is a summary of the inputs used, as of May 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 55,212	$ 55,121	$ -	$ 91
Consumer Staples	77,106	75,113	1,993	-
Energy	66,576	66,021	555	-
Financials	113,191	111,173	760	1,258
Health Care	67,145	63,830	3,315	-
Industrials	67,468	67,468	-	-
Information Technology	112,246	112,246	-	-
Materials	19,879	17,185	2,694	-
Telecommunication Services	11,846	11,846	-	-
Utilities	1,267	1,267	-	-
Corporate Bonds	1,088	-	1,088	-
Preferred Securities	352	-	352	-
Money Market Funds	7,000	7,000	-	-
Total Investments in Securities:	$ 600,376	$ 588,270	$ 10,757	$ 1,349
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	86.6%
United Kingdom	6.5%
Canada	2.2%
Switzerland	1.1%
Others (Individually Less Than 1%)	3.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $6,810) - See accompanying schedule: Unaffiliated issuers (cost $464,369)	$ 593,376
Fidelity Central Funds (cost $7,000)	7,000
Total Investments (cost $471,369)		$ 600,376
Receivable for investments sold		3,805
Receivable for fund shares sold		434
Dividends receivable		1,331
Interest receivable		17
Distributions receivable from Fidelity Central Funds		10
Total assets		605,973

Liabilities
Payable to custodian bank	$ 888
Payable for investments purchased	2,173
Payable for fund shares redeemed	838
Accrued management fee	220
Distribution and service plan fees payable	217
Other affiliated payables	127
Other payables and accrued expenses	45
Collateral on securities loaned, at value	7,000
Total liabilities		11,508

Net Assets		$ 594,465
Net Assets consist of:
Paid in capital		$ 443,529
Undistributed net investment income		3,812
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		18,114
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		129,010
Net Assets		$ 594,465

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($269,066 ÷ 9,930.614 shares)	$ 27.09

Maximum offering price per share (100/94.25 of $27.09)	$ 28.74
Class T: Net Asset Value and redemption price per share ($214,806 ÷ 7,929.877 shares)	$ 27.09

Maximum offering price per share (100/96.50 of $27.09)	$ 28.07
Class B: Net Asset Value and offering price per share ($9,866 ÷ 380.738 shares)A	$ 25.91

Class C: Net Asset Value and offering price per share ($79,586 ÷ 3,080.509 shares)A	$ 25.84

Institutional Class: Net Asset Value, offering price and redemption price per share ($21,141 ÷ 767.774 shares)	$ 27.54

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended May 31, 2014 (Unaudited)

Investment Income
Dividends		$ 7,242
Interest		29
Income from Fidelity Central Funds		27
Total income		7,298

Expenses
Management fee	$ 1,304
Transfer agent fees	653
Distribution and service plan fees	1,289
Accounting and security lending fees	109
Custodian fees and expenses	33
Independent trustees' compensation	1
Registration fees	48
Audit	44
Legal	2
Miscellaneous	3
Total expenses before reductions	3,486
Expense reductions	(3)	3,483
Net investment income (loss)		3,815
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	22,100
Foreign currency transactions	(5)
Total net realized gain (loss)		22,095
Change in net unrealized appreciation (depreciation) on: Investment securities	7,074
Assets and liabilities in foreign currencies	2
Total change in net unrealized appreciation (depreciation)		7,076
Net gain (loss)		29,171
Net increase (decrease) in net assets resulting from operations		$ 32,986

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2014 (Unaudited)	Year ended November 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,815	$ 14,973
Net realized gain (loss)	22,095	296,421
Change in net unrealized appreciation (depreciation)	7,076	(64,394)
Net increase (decrease) in net assets resulting from operations	32,986	247,000
Distributions to shareholders from net investment income	(1,555)	(2,542)
Distributions to shareholders from net realized gain	(4,023)	-
Total distributions	(5,578)	(2,542)
Share transactions - net increase (decrease)	(12,381)	(1,114,198)
Total increase (decrease) in net assets	15,027	(869,740)

Net Assets
Beginning of period	579,438	1,449,178
End of period (including undistributed net investment income of $3,812 and undistributed net investment income of $1,552, respectively)	$ 594,465	$ 579,438

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 25.87	$ 19.67	$ 17.00	$ 16.05	$ 14.67	$ 11.96
Income from Investment Operations
Net investment income (loss) E	.20	.37	.33	.21	.04	.08
Net realized and unrealized gain (loss)	1.31	5.88	2.90	.78	1.41	2.75
Total from investment operations	1.51	6.25	3.23	.99	1.45	2.83
Distributions from net investment income	(.11)	(.05)	(.53)	(.04)	(.07)	(.12)
Distributions from net realized gain	(.18)	-	(.03)	-	-	-
Total distributions	(.29)	(.05)	(.56)	(.04)	(.07)	(.12)
Net asset value, end of period	$ 27.09	$ 25.87	$ 19.67	$ 17.00	$ 16.05	$ 14.67
Total Return B, C, D	5.92%	31.86%	19.20%	6.17%	9.90%	23.96%
Ratios to Average Net Assets F, H
Expenses before reductions	1.02%A	1.02%	1.05%	1.06%	1.05%	1.09%
Expenses net of fee waivers, if any	1.02%A	1.02%	1.05%	1.06%	1.05%	1.09%
Expenses net of all reductions	1.02%A	1.00%	1.04%	1.05%	1.05%	1.08%
Net investment income (loss)	1.51% A	1.61%	1.75%	1.22%	.26%	.60%
Supplemental Data
Net assets, end of period (in millions)	$ 269	$ 255	$ 183	$ 170	$ 232	$ 252
Portfolio turnover rateG	48% A	48%	57%	123%	102%	117%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 25.84	$ 19.68	$ 16.97	$ 16.02	$ 14.64	$ 11.90
Income from Investment Operations
Net investment income (loss) E	.16	.32	.29	.17	- I	.04
Net realized and unrealized gain (loss)	1.32	5.89	2.89	.78	1.41	2.75
Total from investment operations	1.48	6.21	3.18	.95	1.41	2.79
Distributions from net investment income	(.05)	(.05)	(.44)	-	(.03)	(.05)
Distributions from net realized gain	(.18)	-	(.03)	-	-	-
Total distributions	(.23)	(.05)	(.47)	-	(.03)	(.05)
Net asset value, end of period	$ 27.09	$ 25.84	$ 19.68	$ 16.97	$ 16.02	$ 14.64
Total Return B, C, D	5.80%	31.62%	18.93%	5.93%	9.63%	23.57%
Ratios to Average Net Assets F, H
Expenses before reductions	1.25%A	1.25%	1.27%	1.29%	1.31%	1.34%
Expenses net of fee waivers, if any	1.25%A	1.25%	1.27%	1.29%	1.31%	1.34%
Expenses net of all reductions	1.25%A	1.23%	1.26%	1.28%	1.30%	1.34%
Net investment income (loss)	1.27% A	1.38%	1.53%	.99%	.01%	.35%
Supplemental Data
Net assets, end of period (in millions)	$ 215	$ 214	$ 166	$ 158	$ 178	$ 201
Portfolio turnover rate G	48% A	48%	57%	123%	102%	117%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 24.74	$ 18.95	$ 16.24	$ 15.41	$ 14.13	$ 11.49
Income from Investment Operations
Net investment income (loss) E	.09	.18	.18	.08	(.07)	(.02)
Net realized and unrealized gain (loss)	1.26	5.65	2.78	.75	1.35	2.66
Total from investment operations	1.35	5.83	2.96	.83	1.28	2.64
Distributions from net investment income	-	(.04)	(.22)	-	-	-
Distributions from net realized gain	(.18)	-	(.03)	-	-	-
Total distributions	(.18)	(.04)	(.25)	-	-	-
Net asset value, end of period	$ 25.91	$ 24.74	$ 18.95	$ 16.24	$ 15.41	$ 14.13
Total Return B, C, D	5.50%	30.81%	18.31%	5.39%	9.06%	22.98%
Ratios to Average Net Assets F, H
Expenses before reductions	1.84%A	1.81%	1.81%	1.81%	1.82%	1.85%
Expenses net of fee waivers, if any	1.84%A	1.81%	1.81%	1.81%	1.82%	1.85%
Expenses net of all reductions	1.84%A	1.80%	1.81%	1.80%	1.81%	1.84%
Net investment income (loss)	.69% A	.82%	.99%	.47%	(.51)%	(.16)%
Supplemental Data
Net assets, end of period (in millions)	$ 10	$ 12	$ 11	$ 13	$ 19	$ 27
Portfolio turnover rate G	48% A	48%	57%	123%	102%	117%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 24.66	$ 18.87	$ 16.23	$ 15.39	$ 14.12	$ 11.47
Income from Investment Operations
Net investment income (loss) E	.10	.19	.19	.08	(.07)	(.02)
Net realized and unrealized gain (loss)	1.26	5.64	2.77	.76	1.34	2.67
Total from investment operations	1.36	5.83	2.96	.84	1.27	2.65
Distributions from net investment income	-	(.04)	(.29)	-	-	-
Distributions from net realized gain	(.18)	-	(.03)	-	-	-
Total distributions	(.18)	(.04)	(.32)	-	-	-
Net asset value, end of period	$ 25.84	$ 24.66	$ 18.87	$ 16.23	$ 15.39	$ 14.12
Total Return B, C, D	5.56%	30.95%	18.33%	5.46%	8.99%	23.10%
Ratios to Average Net Assets F, H
Expenses before reductions	1.75% A	1.74%	1.76%	1.78%	1.80%	1.84%
Expenses net of fee waivers, if any	1.75% A	1.74%	1.76%	1.78%	1.80%	1.84%
Expenses net of all reductions	1.75% A	1.73%	1.76%	1.77%	1.80%	1.83%
Net investment income (loss)	.78% A	.89%	1.04%	.50%	(.49)%	(.15)%
Supplemental Data
Net assets, end of period (in millions)	$ 80	$ 74	$ 58	$ 53	$ 58	$ 63
Portfolio turnover rate G	48% A	48%	57%	123%	102%	117%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 26.13	$ 19.79	$ 17.16	$ 16.19	$ 14.80	$ 12.07
Income from Investment Operations
Net investment income (loss) D	.24	.43	.40	.27	.09	.12
Net realized and unrealized gain (loss)	1.35	5.97	2.91	.79	1.41	2.78
Total from investment operations	1.59	6.40	3.31	1.06	1.50	2.90
Distributions from net investment income	-	(.06)	(.65)	(.09)	(.11)	(.17)
Distributions from net realized gain	(.18)	-	(.03)	-	-	-
Total distributions	(.18)	(.06)	(.68)	(.09)	(.11)	(.17)
Net asset value, end of period	$ 27.54	$ 26.13	$ 19.79	$ 17.16	$ 16.19	$ 14.80
Total Return B, C	6.13%	32.41%	19.59%	6.56%	10.23%	24.36%
Ratios to Average Net Assets E, G
Expenses before reductions	.71% A	.70%	.71%	.72%	.73%	.77%
Expenses net of fee waivers, if any	.71% A	.70%	.71%	.72%	.73%	.77%
Expenses net of all reductions	.71% A	.68%	.70%	.71%	.72%	.77%
Net investment income (loss)	1.82% A	1.93%	2.09%	1.56%	.59%	.92%
Supplemental Data
Net assets, end of period (in millions)	$ 21	$ 24	$ 1,031	$ 1,017	$ 870	$ 1,017
Portfolio turnover rate F	48% A	48%	57%	123%	102%	117%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Growth & Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, market discount, redemptions in kind, partnerships, equity-debt classifications, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 131,869
Gross unrealized depreciation	(5,807)
Net unrealized appreciation (depreciation) on securities and other investments	$ 126,062

Tax cost	$ 474,314

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (1,206)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $139,382 and $153,894, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .45% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 323	$ 8
Class T	.25%	.25%	527	7
Class B	.75%	.25%	53	40
Class C	.75%	.25%	386	44
			$ 1,289	$ 99

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 30
Class T	11
Class B*	3
Class C*	2
$ 46

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 304.23
Class T	232.22
Class B	16.30
Class C	82.21
Institutional Class	19.17
	$ 653

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions - continued

(depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $2 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $250. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $27, including $4 from securities loaned to FCM.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $3 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2014	Year ended November 30, 2013
From net investment income
Class A	$ 1,111	$ 483
Class T	444	402
Class B	-	21
Class C	-	120
Institutional Class	-	1,516
Total	$ 1,555	$ 2,542
From net realized gain
Class A	$ 1,766	$ -
Class T	1,470	-
Class B	82	-
Class C	550	-
Institutional Class	155	-
Total	$ 4,023	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2014	Year ended November 30, 2013	Six months ended May 31, 2014	Year ended November 30, 2013
Class A
Shares sold	727	2,156	$ 18,840	$ 49,371
Reinvestment of distributions	102	22	2,583	431
Shares redeemed	(756)	(1,607)	(19,637)	(36,195)
Net increase (decrease)	73	571	$ 1,786	$ 13,607
Class T
Shares sold	307	1,319	$ 7,964	$ 30,032
Reinvestment of distributions	73	19	1,855	386
Shares redeemed	(748)	(1,489)	(19,402)	(33,603)
Net increase (decrease)	(368)	(151)	$ (9,583)	$ (3,185)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2014	Year ended November 30, 2013	Six months ended May 31, 2014	Year ended November 30, 2013
Class B
Shares sold	7	84	$ 164	$ 1,875
Reinvestment of distributions	3	1	76	19
Shares redeemed	(98)	(200)	(2,447)	(4,324)
Net increase (decrease)	(88)	(115)	$ (2,207)	$ (2,430)
Class C
Shares sold	329	483	$ 8,125	$ 10,663
Reinvestment of distributions	19	5	475	103
Shares redeemed	(281)	(547)	(6,952)	(11,826)
Net increase (decrease)	67	(59)	$ 1,648	$ (1,060)
Institutional Class
Shares sold	126	3,091	$ 3,316	$ 67,555
Reinvestment of distributions	5	75	137	1,511
Shares redeemed	(283)	(54,343)A	(7,478)	(1,190,196)A
Net increase (decrease)	(152)	(51,177)	$ (4,025)	$ (1,121,130)

A Amount includes in-kind redemptions.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research (Japan) Inc.

Fidelity Management & Research (Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

AGAII-USAN-0714
1.786792.111

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Growth & Income

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2013 to May 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value December 1, 2013	Ending Account Value May 31, 2014	Expenses Paid During Period* December 1, 2013 to May 31, 2014
Class A	1.02%
Actual		$ 1,000.00	$ 1,059.20	$ 5.24
HypotheticalA		$ 1,000.00	$ 1,019.85	$ 5.14
Class T	1.25%
Actual		$ 1,000.00	$ 1,058.00	$ 6.41
HypotheticalA		$ 1,000.00	$ 1,018.70	$ 6.29
Class B	1.84%
Actual		$ 1,000.00	$ 1,055.00	$ 9.43
HypotheticalA		$ 1,000.00	$ 1,015.76	$ 9.25
Class C	1.75%
Actual		$ 1,000.00	$ 1,055.60	$ 8.97
HypotheticalA		$ 1,000.00	$ 1,016.21	$ 8.80
Institutional Class	.71%
Actual		$ 1,000.00	$ 1,061.30	$ 3.65
HypotheticalA		$ 1,000.00	$ 1,021.39	$ 3.58

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	4.0	3.8
Apple, Inc.	3.7	3.9
Microsoft Corp.	3.2	2.9
General Electric Co.	3.1	3.0
Chevron Corp.	2.7	2.4
Citigroup, Inc.	2.1	2.1
Verizon Communications, Inc.	2.0	1.3
Target Corp.	1.9	1.7
Procter & Gamble Co.	1.9	2.0
Comcast Corp. Class A (special) (non-vtg.)	1.8	1.7
	26.4
Top Five Market Sectors as of May 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.0	19.2
Information Technology	18.9	18.5
Consumer Staples	13.0	12.0
Energy	11.4	11.8
Industrials	11.4	11.2
Asset Allocation (% of fund's net assets)
As of May 31, 2014*		As of November 30, 2013**
	Stocks 98.8%		Stocks 98.9%
	Convertible Securities 1.0%		Convertible Securities 1.0%
	Other Investments 0.0%†		Other Investments 0.0%
	Short-Term Investments and Net Other Assets (Liabilities) 0.2%		Short-Term Investments and Net Other Assets (Liabilities) 0.1%
* Foreign investments	13.4%	** Foreign investments	13.3%

† Amount represents less than 0.1%

Semiannual Report

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.3%
Diversified Consumer Services - 0.3%
H&R Block, Inc.	58,726	$ 1,749
Hotels, Restaurants & Leisure - 1.9%
Darden Restaurants, Inc.	36,500	1,829
McDonald's Corp.	44,545	4,518
Yum! Brands, Inc.	63,061	4,875
		11,222
Household Durables - 0.0%
Tupperware Brands Corp.	3,300	276
Media - 3.6%
Comcast Corp. Class A (special) (non-vtg.)	208,529	10,810
Lamar Advertising Co. Class A	2,400	118
Scripps Networks Interactive, Inc. Class A	5,572	426
Sinclair Broadcast Group, Inc. Class A	60,927	1,802
Time Warner, Inc.	114,713	8,010
		21,166
Multiline Retail - 1.9%
Target Corp.	199,599	11,329
Specialty Retail - 1.5%
Lewis Group Ltd.	37,336	234
Lowe's Companies, Inc.	166,057	7,818
Staples, Inc.	51,229	576
		8,628
Textiles, Apparel & Luxury Goods - 0.1%
adidas AG	7,000	751
TOTAL CONSUMER DISCRETIONARY		55,121
CONSUMER STAPLES - 13.0%
Beverages - 3.7%
Diageo PLC	61,900	1,993
Molson Coors Brewing Co. Class B	25,697	1,689
PepsiCo, Inc.	59,343	5,242
Pernod Ricard SA	5,400	662
Remy Cointreau SA	5,300	491
SABMiller PLC	43,800	2,431
The Coca-Cola Co.	233,194	9,540
		22,048
Food & Staples Retailing - 1.9%
CVS Caremark Corp.	47,451	3,716
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Kroger Co.	41,600	$ 1,986
Walgreen Co.	77,482	5,572
		11,274
Food Products - 0.7%
Kellogg Co.	49,202	3,394
Mead Johnson Nutrition Co. Class A	8,400	752
		4,146
Household Products - 2.0%
Procter & Gamble Co.	137,535	11,111
Svenska Cellulosa AB (SCA) (B Shares)	28,805	801
		11,912
Tobacco - 4.7%
British American Tobacco PLC sponsored ADR	88,276	10,704
Lorillard, Inc.	130,925	8,140
Philip Morris International, Inc.	69,338	6,139
Reynolds American, Inc.	46,000	2,743
		27,726
TOTAL CONSUMER STAPLES		77,106
ENERGY - 11.2%
Energy Equipment & Services - 1.0%
Ensco PLC Class A	34,941	1,840
National Oilwell Varco, Inc.	3,900	319
Oceaneering International, Inc.	8,000	576
Schlumberger Ltd.	33,334	3,468
		6,203
Oil, Gas & Consumable Fuels - 10.2%
Access Midstream Partners LP	21,029	1,325
Apache Corp.	49,841	4,646
Atlas Pipeline Partners LP	41,675	1,359
BG Group PLC	262,360	5,370
Canadian Natural Resources Ltd.	80,350	3,270
Chevron Corp.	128,063	15,725
Eni SpA	21,800	555
EQT Midstream Partners LP	9,200	756
Exxon Mobil Corp.	17,782	1,788
Imperial Oil Ltd.	62,700	3,087
Magellan Midstream Partners LP	1,554	127
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Markwest Energy Partners LP	56,205	$ 3,482
MPLX LP	6,403	366
Occidental Petroleum Corp.	72,329	7,210
Peabody Energy Corp.	32,400	524
PrairieSky Royalty Ltd.	2,400	80
Suncor Energy, Inc.	144,990	5,580
The Williams Companies, Inc.	96,531	4,533
Western Gas Partners LP	8,200	590
		60,373
TOTAL ENERGY		66,576
FINANCIALS - 19.0%
Banks - 11.4%
Bank of America Corp.	551,042	8,343
Citigroup, Inc.	265,722	12,640
JPMorgan Chase & Co.	427,343	23,744
M&T Bank Corp.	7,872	955
PNC Financial Services Group, Inc.	49,416	4,214
Standard Chartered PLC (United Kingdom)	256,634	5,775
SunTrust Banks, Inc.	14,235	545
U.S. Bancorp	119,130	5,026
Wells Fargo & Co.	132,850	6,746
		67,988
Capital Markets - 4.1%
Apollo Investment Corp.	20,268	170
Ares Capital Corp.	25,465	439
BlackRock, Inc. Class A	2,000	610
Carlyle Group LP	14,800	458
Charles Schwab Corp.	194,613	4,906
Greenhill & Co., Inc.	1,900	94
Invesco Ltd.	13,400	492
KKR & Co. LP	158,013	3,592
Morgan Stanley	112,030	3,457
Northern Trust Corp.	58,840	3,554
State Street Corp.	90,670	5,918
The Blackstone Group LP	29,300	911
		24,601
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 0.7%
IntercontinentalExchange Group, Inc.	12,439	$ 2,443
TPG Specialty Lending, Inc.	66,400	1,407
		3,850
Insurance - 1.7%
Arthur J. Gallagher & Co.	16,319	748
Brown & Brown, Inc.	10,040	303
Marsh & McLennan Companies, Inc.	27,966	1,406
MetLife, Inc.	131,187	6,681
MetLife, Inc. unit	25,700	760
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	3,500	27
		9,925
Real Estate Investment Trusts - 0.7%
Altisource Residential Corp. Class B	10,400	290
CBL & Associates Properties, Inc.	80,296	1,511
First Potomac Realty Trust	15,672	205
Sun Communities, Inc.	46,446	2,249
		4,255
Real Estate Management & Development - 0.2%
Beazer Pre-Owned Rental Homes, Inc. (a)(h)	67,500	1,258
Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc.	91,090	1,314
TOTAL FINANCIALS		113,191
HEALTH CARE - 10.5%
Biotechnology - 1.2%
Amgen, Inc.	50,592	5,868
Biogen Idec, Inc. (a)	2,900	926
Intercept Pharmaceuticals, Inc. (a)	1,300	308
		7,102
Health Care Equipment & Supplies - 1.7%
Abbott Laboratories	39,226	1,569
Ansell Ltd.	20,366	365
Covidien PLC	3,700	271
ResMed, Inc. (e)	25,804	1,292
St. Jude Medical, Inc.	24,893	1,616
Steris Corp.	6,700	359
Stryker Corp.	23,359	1,974
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
The Cooper Companies, Inc.	6,751	$ 871
Zimmer Holdings, Inc.	14,890	1,554
		9,871
Health Care Providers & Services - 1.9%
Fresenius Medical Care AG & Co. KGaA	9,600	636
McKesson Corp.	21,233	4,027
Patterson Companies, Inc.	25,000	979
Quest Diagnostics, Inc.	41,652	2,495
UnitedHealth Group, Inc.	41,336	3,292
		11,429
Health Care Technology - 0.1%
Quality Systems, Inc.	29,839	465
Life Sciences Tools & Services - 0.0%
Lonza Group AG	2,973	320
Pharmaceuticals - 5.6%
AbbVie, Inc.	56,160	3,051
Astellas Pharma, Inc.	59,100	760
GlaxoSmithKline PLC sponsored ADR (e)	106,909	5,767
Johnson & Johnson	88,901	9,020
Merck & Co., Inc.	74,518	4,312
Novartis AG sponsored ADR	39,001	3,512
Sanofi SA	17,949	1,919
Teva Pharmaceutical Industries Ltd. sponsored ADR	78,674	3,972
Zoetis, Inc. Class A	34,000	1,044
		33,357
TOTAL HEALTH CARE		62,544
INDUSTRIALS - 11.4%
Aerospace & Defense - 2.1%
Meggitt PLC	166,009	1,348
Rolls-Royce Group PLC	68,650	1,197
The Boeing Co.	44,794	6,058
United Technologies Corp.	30,631	3,560
		12,163
Air Freight & Logistics - 1.7%
C.H. Robinson Worldwide, Inc.	35,326	2,115
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - continued
PostNL NV (a)	58,600	$ 287
United Parcel Service, Inc. Class B	73,879	7,675
		10,077
Airlines - 0.0%
Copa Holdings SA Class A	900	129
Commercial Services & Supplies - 0.3%
ADT Corp.	13,183	424
KAR Auction Services, Inc.	39,200	1,197
Ritchie Brothers Auctioneers, Inc.	1,700	39
		1,660
Electrical Equipment - 0.4%
General Cable Corp.	18,509	472
Hubbell, Inc. Class B	17,212	2,014
		2,486
Industrial Conglomerates - 3.1%
General Electric Co.	693,493	18,579
Machinery - 0.3%
Ingersoll-Rand PLC	26,524	1,587
Stanley Black & Decker, Inc.	2,600	227
		1,814
Professional Services - 0.5%
Acacia Research Corp.	39,864	643
Amadeus Fire AG	2,843	242
Bureau Veritas SA	62,918	1,897
Exova Group Ltd. PLC (a)	60,100	247
		3,029
Road & Rail - 2.3%
CSX Corp.	195,733	5,755
J.B. Hunt Transport Services, Inc.	45,620	3,543
Kansas City Southern	7,200	774
Norfolk Southern Corp.	28,108	2,832
TransForce, Inc.	25,500	557
		13,461
Trading Companies & Distributors - 0.7%
Beijer (G&L) AG Series B	4,689	105
Brenntag AG	1,722	322
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - continued
W.W. Grainger, Inc.	7,873	$ 2,034
Watsco, Inc.	15,864	1,596
		4,057
TOTAL INDUSTRIALS		67,455
INFORMATION TECHNOLOGY - 18.9%
Communications Equipment - 2.5%
Cisco Systems, Inc.	376,971	9,281
QUALCOMM, Inc.	66,513	5,351
		14,632
Internet Software & Services - 2.8%
Google, Inc.:
Class A (a)	13,058	7,465
Class C (a)	11,958	6,708
Yahoo!, Inc. (a)	77,292	2,678
		16,851
IT Services - 4.9%
Amadeus IT Holding SA Class A	1,400	62
Cognizant Technology Solutions Corp. Class A (a)	51,320	2,495
Computer Sciences Corp.	39,019	2,454
Fidelity National Information Services, Inc.	30,038	1,627
IBM Corp.	10,300	1,899
MasterCard, Inc. Class A	72,990	5,580
Paychex, Inc.	175,209	7,203
Quindell PLC	1,398,500	486
The Western Union Co.	101,161	1,636
Visa, Inc. Class A	27,035	5,808
		29,250
Semiconductors & Semiconductor Equipment - 1.4%
Applied Materials, Inc.	163,293	3,297
Broadcom Corp. Class A	110,636	3,526
Maxim Integrated Products, Inc.	35,486	1,215
		8,038
Software - 3.3%
Microsoft Corp.	458,873	18,786
Oracle Corp.	16,484	693
		19,479
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - 4.0%
Apple, Inc.	34,554	$ 21,873
EMC Corp.	79,930	2,123
		23,996
TOTAL INFORMATION TECHNOLOGY		112,246
MATERIALS - 3.3%
Chemicals - 2.9%
Airgas, Inc.	28,852	3,068
E.I. du Pont de Nemours & Co.	28,831	1,998
FMC Corp.	18,829	1,442
Johnson Matthey PLC	6,400	345
Monsanto Co.	44,601	5,435
Potash Corp. of Saskatchewan, Inc.	19,900	722
Royal DSM NV (e)	15,813	1,140
Syngenta AG (Switzerland)	6,998	2,694
Tronox Ltd. Class A	16,351	434
		17,278
Metals & Mining - 0.4%
Freeport-McMoRan Copper & Gold, Inc.	69,300	2,360
SunCoke Energy Partners LP	8,410	241
		2,601
TOTAL MATERIALS		19,879
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 2.0%
Verizon Communications, Inc.	237,109	11,846
UTILITIES - 0.2%
Electric Utilities - 0.1%
ITC Holdings Corp.	14,323	524
Multi-Utilities - 0.1%
Sempra Energy	7,400	743
TOTAL UTILITIES		1,267
TOTAL COMMON STOCKS (Cost $458,616)		587,231
Preferred Stocks - 0.8%
	Shares	Value (000s)
Convertible Preferred Stocks - 0.8%
CONSUMER DISCRETIONARY - 0.0%
Leisure Products - 0.0%
NJOY, Inc. Series D (h)	5,350	$ 91
HEALTH CARE - 0.8%
Health Care Equipment & Supplies - 0.8%
Alere, Inc. 3.00%	14,654	4,601
TOTAL CONVERTIBLE PREFERRED STOCKS		4,692
Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Group PLC (C Shares)	7,698,300	13
TOTAL PREFERRED STOCKS (Cost $4,169)		4,705
Convertible Bonds - 0.2%
		Principal Amount (000s)(d)
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Amyris, Inc. 3% 2/27/17		$ 772	629
Peabody Energy Corp. 4.75% 12/15/41		590	459
			1,088
TOTAL CONVERTIBLE BONDS (Cost $1,231)			1,088
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Baggot Securities Ltd. 10.24% (f)(g) (Cost $353)	EUR	230	352
Money Market Funds - 1.2%
	Shares	Value (000s)
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c) (Cost $7,000)	7,000,105	$ 7,000
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $471,369)		600,376
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(5,911)
NET ASSETS - 100%		$ 594,465
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $352,000 or 0.0% of net assets.

(g) Security is perpetual in nature with no stated maturity date.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,348,000 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Beazer Pre-Owned Rental Homes, Inc.	5/3/12 - 10/23/12	$ 1,350
NJOY, Inc. Series D	2/14/14	$ 91
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ -*
Fidelity Securities Lending Cash Central Fund	27
Total	$ 27
* Amount represents less than $1,000
Other Information

The following is a summary of the inputs used, as of May 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 55,212	$ 55,121	$ -	$ 91
Consumer Staples	77,106	75,113	1,993	-
Energy	66,576	66,021	555	-
Financials	113,191	111,173	760	1,258
Health Care	67,145	63,830	3,315	-
Industrials	67,468	67,468	-	-
Information Technology	112,246	112,246	-	-
Materials	19,879	17,185	2,694	-
Telecommunication Services	11,846	11,846	-	-
Utilities	1,267	1,267	-	-
Corporate Bonds	1,088	-	1,088	-
Preferred Securities	352	-	352	-
Money Market Funds	7,000	7,000	-	-
Total Investments in Securities:	$ 600,376	$ 588,270	$ 10,757	$ 1,349
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	86.6%
United Kingdom	6.5%
Canada	2.2%
Switzerland	1.1%
Others (Individually Less Than 1%)	3.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $6,810) - See accompanying schedule: Unaffiliated issuers (cost $464,369)	$ 593,376
Fidelity Central Funds (cost $7,000)	7,000
Total Investments (cost $471,369)		$ 600,376
Receivable for investments sold		3,805
Receivable for fund shares sold		434
Dividends receivable		1,331
Interest receivable		17
Distributions receivable from Fidelity Central Funds		10
Total assets		605,973

Liabilities
Payable to custodian bank	$ 888
Payable for investments purchased	2,173
Payable for fund shares redeemed	838
Accrued management fee	220
Distribution and service plan fees payable	217
Other affiliated payables	127
Other payables and accrued expenses	45
Collateral on securities loaned, at value	7,000
Total liabilities		11,508

Net Assets		$ 594,465
Net Assets consist of:
Paid in capital		$ 443,529
Undistributed net investment income		3,812
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		18,114
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		129,010
Net Assets		$ 594,465

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($269,066 ÷ 9,930.614 shares)	$ 27.09

Maximum offering price per share (100/94.25 of $27.09)	$ 28.74
Class T: Net Asset Value and redemption price per share ($214,806 ÷ 7,929.877 shares)	$ 27.09

Maximum offering price per share (100/96.50 of $27.09)	$ 28.07
Class B: Net Asset Value and offering price per share ($9,866 ÷ 380.738 shares)A	$ 25.91

Class C: Net Asset Value and offering price per share ($79,586 ÷ 3,080.509 shares)A	$ 25.84

Institutional Class: Net Asset Value, offering price and redemption price per share ($21,141 ÷ 767.774 shares)	$ 27.54

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended May 31, 2014 (Unaudited)

Investment Income
Dividends		$ 7,242
Interest		29
Income from Fidelity Central Funds		27
Total income		7,298

Expenses
Management fee	$ 1,304
Transfer agent fees	653
Distribution and service plan fees	1,289
Accounting and security lending fees	109
Custodian fees and expenses	33
Independent trustees' compensation	1
Registration fees	48
Audit	44
Legal	2
Miscellaneous	3
Total expenses before reductions	3,486
Expense reductions	(3)	3,483
Net investment income (loss)		3,815
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	22,100
Foreign currency transactions	(5)
Total net realized gain (loss)		22,095
Change in net unrealized appreciation (depreciation) on: Investment securities	7,074
Assets and liabilities in foreign currencies	2
Total change in net unrealized appreciation (depreciation)		7,076
Net gain (loss)		29,171
Net increase (decrease) in net assets resulting from operations		$ 32,986

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2014 (Unaudited)	Year ended November 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,815	$ 14,973
Net realized gain (loss)	22,095	296,421
Change in net unrealized appreciation (depreciation)	7,076	(64,394)
Net increase (decrease) in net assets resulting from operations	32,986	247,000
Distributions to shareholders from net investment income	(1,555)	(2,542)
Distributions to shareholders from net realized gain	(4,023)	-
Total distributions	(5,578)	(2,542)
Share transactions - net increase (decrease)	(12,381)	(1,114,198)
Total increase (decrease) in net assets	15,027	(869,740)

Net Assets
Beginning of period	579,438	1,449,178
End of period (including undistributed net investment income of $3,812 and undistributed net investment income of $1,552, respectively)	$ 594,465	$ 579,438

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 25.87	$ 19.67	$ 17.00	$ 16.05	$ 14.67	$ 11.96
Income from Investment Operations
Net investment income (loss) E	.20	.37	.33	.21	.04	.08
Net realized and unrealized gain (loss)	1.31	5.88	2.90	.78	1.41	2.75
Total from investment operations	1.51	6.25	3.23	.99	1.45	2.83
Distributions from net investment income	(.11)	(.05)	(.53)	(.04)	(.07)	(.12)
Distributions from net realized gain	(.18)	-	(.03)	-	-	-
Total distributions	(.29)	(.05)	(.56)	(.04)	(.07)	(.12)
Net asset value, end of period	$ 27.09	$ 25.87	$ 19.67	$ 17.00	$ 16.05	$ 14.67
Total Return B, C, D	5.92%	31.86%	19.20%	6.17%	9.90%	23.96%
Ratios to Average Net Assets F, H
Expenses before reductions	1.02%A	1.02%	1.05%	1.06%	1.05%	1.09%
Expenses net of fee waivers, if any	1.02%A	1.02%	1.05%	1.06%	1.05%	1.09%
Expenses net of all reductions	1.02%A	1.00%	1.04%	1.05%	1.05%	1.08%
Net investment income (loss)	1.51% A	1.61%	1.75%	1.22%	.26%	.60%
Supplemental Data
Net assets, end of period (in millions)	$ 269	$ 255	$ 183	$ 170	$ 232	$ 252
Portfolio turnover rateG	48% A	48%	57%	123%	102%	117%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 25.84	$ 19.68	$ 16.97	$ 16.02	$ 14.64	$ 11.90
Income from Investment Operations
Net investment income (loss) E	.16	.32	.29	.17	- I	.04
Net realized and unrealized gain (loss)	1.32	5.89	2.89	.78	1.41	2.75
Total from investment operations	1.48	6.21	3.18	.95	1.41	2.79
Distributions from net investment income	(.05)	(.05)	(.44)	-	(.03)	(.05)
Distributions from net realized gain	(.18)	-	(.03)	-	-	-
Total distributions	(.23)	(.05)	(.47)	-	(.03)	(.05)
Net asset value, end of period	$ 27.09	$ 25.84	$ 19.68	$ 16.97	$ 16.02	$ 14.64
Total Return B, C, D	5.80%	31.62%	18.93%	5.93%	9.63%	23.57%
Ratios to Average Net Assets F, H
Expenses before reductions	1.25%A	1.25%	1.27%	1.29%	1.31%	1.34%
Expenses net of fee waivers, if any	1.25%A	1.25%	1.27%	1.29%	1.31%	1.34%
Expenses net of all reductions	1.25%A	1.23%	1.26%	1.28%	1.30%	1.34%
Net investment income (loss)	1.27% A	1.38%	1.53%	.99%	.01%	.35%
Supplemental Data
Net assets, end of period (in millions)	$ 215	$ 214	$ 166	$ 158	$ 178	$ 201
Portfolio turnover rate G	48% A	48%	57%	123%	102%	117%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 24.74	$ 18.95	$ 16.24	$ 15.41	$ 14.13	$ 11.49
Income from Investment Operations
Net investment income (loss) E	.09	.18	.18	.08	(.07)	(.02)
Net realized and unrealized gain (loss)	1.26	5.65	2.78	.75	1.35	2.66
Total from investment operations	1.35	5.83	2.96	.83	1.28	2.64
Distributions from net investment income	-	(.04)	(.22)	-	-	-
Distributions from net realized gain	(.18)	-	(.03)	-	-	-
Total distributions	(.18)	(.04)	(.25)	-	-	-
Net asset value, end of period	$ 25.91	$ 24.74	$ 18.95	$ 16.24	$ 15.41	$ 14.13
Total Return B, C, D	5.50%	30.81%	18.31%	5.39%	9.06%	22.98%
Ratios to Average Net Assets F, H
Expenses before reductions	1.84%A	1.81%	1.81%	1.81%	1.82%	1.85%
Expenses net of fee waivers, if any	1.84%A	1.81%	1.81%	1.81%	1.82%	1.85%
Expenses net of all reductions	1.84%A	1.80%	1.81%	1.80%	1.81%	1.84%
Net investment income (loss)	.69% A	.82%	.99%	.47%	(.51)%	(.16)%
Supplemental Data
Net assets, end of period (in millions)	$ 10	$ 12	$ 11	$ 13	$ 19	$ 27
Portfolio turnover rate G	48% A	48%	57%	123%	102%	117%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 24.66	$ 18.87	$ 16.23	$ 15.39	$ 14.12	$ 11.47
Income from Investment Operations
Net investment income (loss) E	.10	.19	.19	.08	(.07)	(.02)
Net realized and unrealized gain (loss)	1.26	5.64	2.77	.76	1.34	2.67
Total from investment operations	1.36	5.83	2.96	.84	1.27	2.65
Distributions from net investment income	-	(.04)	(.29)	-	-	-
Distributions from net realized gain	(.18)	-	(.03)	-	-	-
Total distributions	(.18)	(.04)	(.32)	-	-	-
Net asset value, end of period	$ 25.84	$ 24.66	$ 18.87	$ 16.23	$ 15.39	$ 14.12
Total Return B, C, D	5.56%	30.95%	18.33%	5.46%	8.99%	23.10%
Ratios to Average Net Assets F, H
Expenses before reductions	1.75% A	1.74%	1.76%	1.78%	1.80%	1.84%
Expenses net of fee waivers, if any	1.75% A	1.74%	1.76%	1.78%	1.80%	1.84%
Expenses net of all reductions	1.75% A	1.73%	1.76%	1.77%	1.80%	1.83%
Net investment income (loss)	.78% A	.89%	1.04%	.50%	(.49)%	(.15)%
Supplemental Data
Net assets, end of period (in millions)	$ 80	$ 74	$ 58	$ 53	$ 58	$ 63
Portfolio turnover rate G	48% A	48%	57%	123%	102%	117%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 26.13	$ 19.79	$ 17.16	$ 16.19	$ 14.80	$ 12.07
Income from Investment Operations
Net investment income (loss) D	.24	.43	.40	.27	.09	.12
Net realized and unrealized gain (loss)	1.35	5.97	2.91	.79	1.41	2.78
Total from investment operations	1.59	6.40	3.31	1.06	1.50	2.90
Distributions from net investment income	-	(.06)	(.65)	(.09)	(.11)	(.17)
Distributions from net realized gain	(.18)	-	(.03)	-	-	-
Total distributions	(.18)	(.06)	(.68)	(.09)	(.11)	(.17)
Net asset value, end of period	$ 27.54	$ 26.13	$ 19.79	$ 17.16	$ 16.19	$ 14.80
Total Return B, C	6.13%	32.41%	19.59%	6.56%	10.23%	24.36%
Ratios to Average Net Assets E, G
Expenses before reductions	.71% A	.70%	.71%	.72%	.73%	.77%
Expenses net of fee waivers, if any	.71% A	.70%	.71%	.72%	.73%	.77%
Expenses net of all reductions	.71% A	.68%	.70%	.71%	.72%	.77%
Net investment income (loss)	1.82% A	1.93%	2.09%	1.56%	.59%	.92%
Supplemental Data
Net assets, end of period (in millions)	$ 21	$ 24	$ 1,031	$ 1,017	$ 870	$ 1,017
Portfolio turnover rate F	48% A	48%	57%	123%	102%	117%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Growth & Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, market discount, redemptions in kind, partnerships, equity-debt classifications, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 131,869
Gross unrealized depreciation	(5,807)
Net unrealized appreciation (depreciation) on securities and other investments	$ 126,062

Tax cost	$ 474,314

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (1,206)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $139,382 and $153,894, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .45% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 323	$ 8
Class T	.25%	.25%	527	7
Class B	.75%	.25%	53	40
Class C	.75%	.25%	386	44
			$ 1,289	$ 99

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 30
Class T	11
Class B*	3
Class C*	2
$ 46

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 304.23
Class T	232.22
Class B	16.30
Class C	82.21
Institutional Class	19.17
	$ 653

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions - continued

(depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $2 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $250. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $27, including $4 from securities loaned to FCM.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $3 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2014	Year ended November 30, 2013
From net investment income
Class A	$ 1,111	$ 483
Class T	444	402
Class B	-	21
Class C	-	120
Institutional Class	-	1,516
Total	$ 1,555	$ 2,542
From net realized gain
Class A	$ 1,766	$ -
Class T	1,470	-
Class B	82	-
Class C	550	-
Institutional Class	155	-
Total	$ 4,023	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2014	Year ended November 30, 2013	Six months ended May 31, 2014	Year ended November 30, 2013
Class A
Shares sold	727	2,156	$ 18,840	$ 49,371
Reinvestment of distributions	102	22	2,583	431
Shares redeemed	(756)	(1,607)	(19,637)	(36,195)
Net increase (decrease)	73	571	$ 1,786	$ 13,607
Class T
Shares sold	307	1,319	$ 7,964	$ 30,032
Reinvestment of distributions	73	19	1,855	386
Shares redeemed	(748)	(1,489)	(19,402)	(33,603)
Net increase (decrease)	(368)	(151)	$ (9,583)	$ (3,185)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2014	Year ended November 30, 2013	Six months ended May 31, 2014	Year ended November 30, 2013
Class B
Shares sold	7	84	$ 164	$ 1,875
Reinvestment of distributions	3	1	76	19
Shares redeemed	(98)	(200)	(2,447)	(4,324)
Net increase (decrease)	(88)	(115)	$ (2,207)	$ (2,430)
Class C
Shares sold	329	483	$ 8,125	$ 10,663
Reinvestment of distributions	19	5	475	103
Shares redeemed	(281)	(547)	(6,952)	(11,826)
Net increase (decrease)	67	(59)	$ 1,648	$ (1,060)
Institutional Class
Shares sold	126	3,091	$ 3,316	$ 67,555
Reinvestment of distributions	5	75	137	1,511
Shares redeemed	(283)	(54,343)A	(7,478)	(1,190,196)A
Net increase (decrease)	(152)	(51,177)	$ (4,025)	$ (1,121,130)

A Amount includes in-kind redemptions.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research (Japan) Inc.

Fidelity Management & Research (Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

AGAI-USAN-0714
1.786791.111

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Growth Opportunities

Fund - Institutional Class

Semiannual Report

May 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2013 to May 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value December 1, 2013	Ending Account Value May 31, 2014	Expenses Paid During Period* December 1, 2013 to May 31, 2014
Class A	1.11%
Actual		$ 1,000.00	$ 1,038.80	$ 5.64
HypotheticalA		$ 1,000.00	$ 1,019.40	$ 5.59
Class T	1.33%
Actual		$ 1,000.00	$ 1,037.60	$ 6.76
HypotheticalA		$ 1,000.00	$ 1,018.30	$ 6.69
Class B	1.94%
Actual		$ 1,000.00	$ 1,034.40	$ 9.84
HypotheticalA		$ 1,000.00	$ 1,015.26	$ 9.75
Class C	1.85%
Actual		$ 1,000.00	$ 1,035.00	$ 9.39
HypotheticalA		$ 1,000.00	$ 1,015.71	$ 9.30
Institutional Class	.84%
Actual		$ 1,000.00	$ 1,040.00	$ 4.27
HypotheticalA		$ 1,000.00	$ 1,020.74	$ 4.23
Class Z	.69%
Actual		$ 1,000.00	$ 1,041.10	$ 3.51
HypotheticalA		$ 1,000.00	$ 1,021.49	$ 3.48

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	4.6	4.1
salesforce.com, Inc.	3.5	3.6
Regeneron Pharmaceuticals, Inc.	2.9	3.0
Google, Inc. Class A	2.6	4.8
Google, Inc. Class C	2.5	0.0
Facebook, Inc. Class A	2.1	2.1
Keurig Green Mountain, Inc.	1.9	1.3
Comcast Corp. Class A	1.7	1.7
Alkermes PLC	1.6	1.5
Seattle Genetics, Inc.	1.6	2.1
	25.0
Top Five Market Sectors as of May 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	34.3	33.1
Health Care	18.4	19.0
Consumer Discretionary	16.5	18.2
Consumer Staples	10.4	9.9
Industrials	8.1	7.0
Asset Allocation (% of fund's net assets)
As of May 31, 2014 *		As of November 30, 2013 **
	Stocks 99.2%		Stocks 97.5%
	Convertible Securities 0.3%		Convertible Securities 0.3%
	Short-Term Investments and Net Other Assets (Liabilities) 0.5%		Short-Term Investments and Net Other Assets (Liabilities) 2.2%
* Foreign investments	6.4%	** Foreign investments	6.5%

Semiannual Report

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 16.5%
Auto Components - 0.2%
Tenneco, Inc. (a)	121,700	$ 7,758
Automobiles - 0.6%
Tesla Motors, Inc. (a)(d)	107,536	22,343
Hotels, Restaurants & Leisure - 2.9%
Arcos Dorados Holdings, Inc. Class A (d)	222,600	1,981
Buffalo Wild Wings, Inc. (a)	64,200	9,278
Chipotle Mexican Grill, Inc. (a)	22,800	12,474
Chuy's Holdings, Inc. (a)	144,000	4,704
Dunkin' Brands Group, Inc.	196,700	8,804
Las Vegas Sands Corp.	133,992	10,253
McDonald's Corp.	135,600	13,754
Panera Bread Co. Class A (a)	62,200	9,555
Starbucks Corp.	315,500	23,107
Starwood Hotels & Resorts Worldwide, Inc.	61,200	4,887
The Cheesecake Factory, Inc.	64,300	2,949
		101,746
Household Durables - 1.2%
Harman International Industries, Inc.	111,000	11,658
Lennar Corp. Class A	368,100	15,055
SodaStream International Ltd. (a)(d)	63,200	2,361
Toll Brothers, Inc. (a)	240,300	8,704
Tupperware Brands Corp.	54,600	4,571
		42,349
Internet & Catalog Retail - 1.5%
Amazon.com, Inc. (a)	116,000	36,256
JD.com, Inc. sponsored ADR	26,000	650
priceline.com, Inc. (a)	13,500	17,262
		54,168
Media - 3.6%
AMC Networks, Inc. Class A (a)	186,300	11,528
Comcast Corp. Class A	1,129,100	58,939
DIRECTV (a)	80,600	6,645
IMAX Corp. (a)	434,100	11,386
Liberty Global PLC Class A (a)	77,400	3,485
Lions Gate Entertainment Corp. (d)	241,100	6,300
News Corp. Class A (a)	39,325	671
The Walt Disney Co.	123,300	10,358
Twenty-First Century Fox, Inc. Class A	475,500	16,837
		126,149
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.2%
Target Corp.	91,300	$ 5,182
Specialty Retail - 2.9%
Abercrombie & Fitch Co. Class A	117,300	4,459
Bed Bath & Beyond, Inc. (a)	64,700	3,937
Cabela's, Inc. Class A (a)(d)	66,000	4,041
CarMax, Inc. (a)	209,700	9,292
DSW, Inc. Class A	133,800	3,352
Five Below, Inc. (a)	120,500	4,362
GNC Holdings, Inc.	143,100	5,283
Home Depot, Inc.	277,200	22,240
Lumber Liquidators Holdings, Inc. (a)(d)	361,200	28,058
TJX Companies, Inc.	275,400	14,996
		100,020
Textiles, Apparel & Luxury Goods - 3.4%
Fossil Group, Inc. (a)	147,100	15,410
Kate Spade & Co. (a)	207,100	7,541
lululemon athletica, Inc. (a)(d)	902,216	40,266
Michael Kors Holdings Ltd. (a)	235,600	22,236
NIKE, Inc. Class B	154,700	11,898
Prada SpA	454,000	3,396
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	130,100	5,789
Steven Madden Ltd. (a)	264,600	8,430
Under Armour, Inc. Class A (sub. vtg.) (a)	97,200	4,937
		119,903
TOTAL CONSUMER DISCRETIONARY		579,618
CONSUMER STAPLES - 10.4%
Beverages - 1.7%
Monster Beverage Corp. (a)	143,100	9,928
PepsiCo, Inc.	178,300	15,749
SABMiller PLC	107,700	5,977
The Coca-Cola Co.	640,800	26,215
		57,869
Food & Staples Retailing - 3.1%
Costco Wholesale Corp.	263,300	30,548
CVS Caremark Corp.	379,800	29,746
Fresh Market, Inc. (a)(d)	56,433	1,730
Wal-Mart Stores, Inc.	242,080	18,584
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Walgreen Co.	298,500	$ 21,465
Whole Foods Market, Inc.	209,900	8,027
		110,100
Food Products - 2.4%
Bunge Ltd.	63,200	4,911
Keurig Green Mountain, Inc.	594,420	67,039
Mead Johnson Nutrition Co. Class A	99,100	8,866
Mondelez International, Inc.	125,000	4,703
		85,519
Household Products - 0.7%
Procter & Gamble Co.	206,000	16,643
Svenska Cellulosa AB (SCA) (B Shares)	334,800	9,316
		25,959
Personal Products - 0.4%
Avon Products, Inc.	100,242	1,432
Herbalife Ltd.	177,900	11,533
		12,965
Tobacco - 2.1%
Altria Group, Inc.	808,500	33,601
Japan Tobacco, Inc.	34,800	1,182
Lorillard, Inc.	186,200	11,576
Philip Morris International, Inc.	319,250	28,266
		74,625
TOTAL CONSUMER STAPLES		367,037
ENERGY - 4.8%
Energy Equipment & Services - 1.6%
FMC Technologies, Inc. (a)	95,840	5,564
Halliburton Co.	118,300	7,647
National Oilwell Varco, Inc.	83,988	6,876
Schlumberger Ltd.	351,900	36,612
		56,699
Oil, Gas & Consumable Fuels - 3.2%
Anadarko Petroleum Corp.	78,500	8,075
Cabot Oil & Gas Corp.	210,600	7,632
Chesapeake Energy Corp.	165,264	4,746
Concho Resources, Inc. (a)	69,800	9,200
Continental Resources, Inc. (a)	87,800	12,324
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
EOG Resources, Inc.	41,200	$ 4,359
Hess Corp.	135,100	12,335
Marathon Petroleum Corp.	32,040	2,864
Noble Energy, Inc.	105,400	7,596
Occidental Petroleum Corp.	166,300	16,578
PDC Energy, Inc. (a)	48,700	3,126
Peabody Energy Corp.	118,100	1,908
Phillips 66 Co.	36,700	3,112
Pioneer Natural Resources Co.	27,400	5,758
Range Resources Corp.	16,300	1,515
Southwestern Energy Co. (a)	85,000	3,865
Valero Energy Corp.	148,600	8,329
		113,322
TOTAL ENERGY		170,021
FINANCIALS - 4.2%
Banks - 0.9%
Bank of America Corp.	297,800	4,509
Citigroup, Inc.	105,700	5,028
JPMorgan Chase & Co.	200,900	11,164
Signature Bank (a)	31,800	3,683
Wells Fargo & Co.	125,000	6,348
		30,732
Capital Markets - 0.6%
BlackRock, Inc. Class A	10,400	3,171
Charles Schwab Corp.	471,800	11,894
Goldman Sachs Group, Inc.	24,591	3,930
T. Rowe Price Group, Inc.	30,300	2,470
		21,465
Consumer Finance - 2.3%
American Express Co.	575,400	52,649
Discover Financial Services	483,633	28,597
		81,246
Diversified Financial Services - 0.2%
BM&F BOVESPA SA	765,958	3,754
CME Group, Inc.	22,000	1,584
		5,338
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - 0.1%
Simon Property Group, Inc.	25,978	$ 4,324
Washington Prime Group, Inc. (a)	12,989	258
		4,582
Real Estate Management & Development - 0.1%
The St. Joe Co. (a)(d)	100,400	2,363
TOTAL FINANCIALS		145,726
HEALTH CARE - 18.3%
Biotechnology - 13.9%
ACADIA Pharmaceuticals, Inc. (a)	194,600	4,018
Agios Pharmaceuticals, Inc.	63,067	2,217
Alexion Pharmaceuticals, Inc. (a)	41,700	6,936
Alkermes PLC (a)	1,241,000	56,850
Alnylam Pharmaceuticals, Inc. (a)	214,460	12,715
Amarin Corp. PLC ADR (a)(d)	265,000	374
Amgen, Inc.	240,600	27,907
Biogen Idec, Inc. (a)	45,600	14,563
Bluebird Bio, Inc.	110,300	2,550
Celgene Corp. (a)	55,235	8,453
Celldex Therapeutics, Inc. (a)	215,700	3,151
Cepheid, Inc. (a)	136,353	6,143
Clovis Oncology, Inc. (a)	16,500	845
Exelixis, Inc. (a)(d)	2,514,011	8,321
Geron Corp. (a)	1,222,800	2,543
Gilead Sciences, Inc. (a)	529,300	42,984
ImmunoGen, Inc. (a)(d)	1,369,351	16,186
Immunomedics, Inc. (a)(d)	1,354,187	4,509
Insmed, Inc. (a)	330,600	4,344
Intercept Pharmaceuticals, Inc. (a)	5,700	1,349
InterMune, Inc. (a)	110,400	4,374
Ironwood Pharmaceuticals, Inc. Class A (a)	227,500	3,258
Isis Pharmaceuticals, Inc. (a)(d)	1,259,953	36,816
Lexicon Pharmaceuticals, Inc. (a)	8,418,904	11,113
Merrimack Pharmaceuticals, Inc. (a)(d)	591,500	4,596
NPS Pharmaceuticals, Inc. (a)	484,500	15,082
Ophthotech Corp.	62,400	2,540
Prothena Corp. PLC (a)	117,602	2,448
Receptos, Inc.	87,600	2,607
Regeneron Pharmaceuticals, Inc. (a)	332,600	102,095
Regulus Therapeutics, Inc. (a)	337,200	2,269
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Rigel Pharmaceuticals, Inc. (a)	690,248	$ 2,271
Seattle Genetics, Inc. (a)(d)	1,665,767	55,587
Transition Therapeutics, Inc. (a)	1,007,397	5,128
uniQure B.V.	4,600	40
Vertex Pharmaceuticals, Inc. (a)	68,690	4,964
XOMA Corp. (a)	1,576,700	6,528
		488,674
Health Care Equipment & Supplies - 0.8%
Abbott Laboratories	89,300	3,573
Align Technology, Inc. (a)	59,600	3,255
Baxter International, Inc.	38,900	2,895
Cyberonics, Inc. (a)	67,300	4,092
Insulet Corp. (a)	71,646	2,624
Steris Corp.	201,100	10,763
		27,202
Health Care Providers & Services - 0.8%
Accretive Health, Inc. (a)	596,000	4,464
BioScrip, Inc. (a)(d)	792,300	6,220
Catamaran Corp. (a)	30,500	1,344
Express Scripts Holding Co. (a)	125,167	8,946
McKesson Corp.	30,800	5,841
		26,815
Health Care Technology - 0.6%
Allscripts Healthcare Solutions, Inc. (a)	778,000	11,468
athenahealth, Inc. (a)(d)	85,900	10,902
Castlight Health, Inc. Class B (a)(d)	30,200	458
		22,828
Life Sciences Tools & Services - 0.4%
Illumina, Inc. (a)(d)	98,000	15,509
Pharmaceuticals - 1.8%
AbbVie, Inc.	156,200	8,486
Actavis PLC (a)	44,500	9,414
Allergan, Inc.	84,600	14,167
Auxilium Pharmaceuticals, Inc. (a)	253,700	5,678
Bristol-Myers Squibb Co.	167,300	8,322
Hospira, Inc. (a)	57,200	2,813
Johnson & Johnson	37,800	3,835
Mylan, Inc. (a)	57,768	2,879
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Questcor Pharmaceuticals, Inc. (d)	66,800	$ 6,021
Revance Therapeutics, Inc.	17,500	551
		62,166
TOTAL HEALTH CARE		643,194
INDUSTRIALS - 8.1%
Aerospace & Defense - 0.8%
Honeywell International, Inc.	125,800	11,718
The Boeing Co.	132,500	17,921
		29,639
Air Freight & Logistics - 1.0%
FedEx Corp.	76,400	11,014
United Parcel Service, Inc. Class B	227,400	23,622
		34,636
Airlines - 1.9%
Delta Air Lines, Inc.	169,100	6,749
Southwest Airlines Co.	561,700	14,857
Spirit Airlines, Inc. (a)	330,700	19,534
United Continental Holdings, Inc. (a)	545,100	24,186
		65,326
Construction & Engineering - 0.2%
Quanta Services, Inc. (a)	204,359	6,938
Electrical Equipment - 0.3%
Acuity Brands, Inc.	74,400	9,338
Industrial Conglomerates - 1.3%
3M Co.	69,100	9,850
Danaher Corp.	291,000	22,823
General Electric Co.	263,800	7,067
Roper Industries, Inc.	38,800	5,497
		45,237
Machinery - 0.4%
Caterpillar, Inc.	72,100	7,371
Cummins, Inc.	29,400	4,496
ITT Corp.	24,100	1,053
Xylem, Inc.	63,000	2,350
		15,270
Professional Services - 0.0%
Paylocity Holding Corp. (a)	4,100	80
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - 2.2%
CSX Corp.	324,100	$ 9,529
Hertz Global Holdings, Inc. (a)	655,400	19,347
J.B. Hunt Transport Services, Inc.	109,300	8,488
Kansas City Southern	13,600	1,462
Union Pacific Corp.	199,400	39,734
		78,560
TOTAL INDUSTRIALS		285,024
INFORMATION TECHNOLOGY - 34.1%
Communications Equipment - 1.9%
Infinera Corp. (a)	1,483,881	13,503
QUALCOMM, Inc.	582,565	46,867
Riverbed Technology, Inc. (a)	115,800	2,353
ViaSat, Inc. (a)	87,500	4,745
		67,468
Electronic Equipment & Components - 0.5%
IPG Photonics Corp. (a)	94,100	5,938
Trimble Navigation Ltd. (a)	334,700	12,073
		18,011
Internet Software & Services - 10.1%
Akamai Technologies, Inc. (a)	184,900	10,047
Cornerstone OnDemand, Inc. (a)	262,700	10,558
eBay, Inc. (a)	544,200	27,607
Facebook, Inc. Class A (a)	1,187,293	75,156
Google, Inc.:
Class A (a)	157,465	90,015
Class C (a)	157,465	88,335
LinkedIn Corp. (a)	18,800	3,010
Opower, Inc.	5,900	98
Qihoo 360 Technology Co. Ltd. ADR (a)	108,700	9,982
Rackspace Hosting, Inc. (a)	133,802	4,882
Tencent Holdings Ltd.	751,000	10,558
Trulia, Inc. (a)(d)	89,500	3,459
Twitter, Inc. (d)	128,800	4,178
Web.com Group, Inc. (a)	469,200	16,159
Wix.com Ltd. (a)	76,544	1,367
		355,411
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - 3.6%
Cognizant Technology Solutions Corp. Class A (a)	254,432	$ 12,368
IBM Corp.	117,900	21,736
MasterCard, Inc. Class A	522,000	39,907
Visa, Inc. Class A	243,600	52,333
		126,344
Semiconductors & Semiconductor Equipment - 5.1%
Applied Materials, Inc.	211,300	4,266
Applied Micro Circuits Corp. (a)	1,394,600	12,551
Broadcom Corp. Class A	152,300	4,854
Cavium, Inc. (a)	74,300	3,639
Cree, Inc. (a)(d)	782,900	37,673
Cypress Semiconductor Corp.	1,344,866	13,785
First Solar, Inc. (a)	116,900	7,222
Intel Corp.	101,900	2,784
Mellanox Technologies Ltd. (a)(d)	198,600	6,272
NVIDIA Corp.	2,130,930	40,488
Rambus, Inc. (a)	1,255,300	15,189
Silicon Laboratories, Inc. (a)	625,100	28,205
Xilinx, Inc.	60,800	2,855
		179,783
Software - 8.0%
Adobe Systems, Inc. (a)	81,800	5,279
Citrix Systems, Inc. (a)	35,500	2,200
Concur Technologies, Inc. (a)	113,500	9,689
Interactive Intelligence Group, Inc. (a)	173,000	8,769
Intuit, Inc.	72,200	5,725
Microsoft Corp.	1,103,068	45,160
NetSuite, Inc. (a)	133,800	10,770
Oracle Corp.	338,200	14,211
Qlik Technologies, Inc. (a)	237,774	5,162
Red Hat, Inc. (a)	534,930	26,811
salesforce.com, Inc. (a)	2,357,200	124,059
ServiceNow, Inc. (a)	138,600	7,250
Solera Holdings, Inc.	13,500	881
Splunk, Inc. (a)	41,100	1,720
The Rubicon Project, Inc.	13,861	176
TiVo, Inc. (a)	262,000	3,118
VMware, Inc. Class A (a)	28,700	2,770
Workday, Inc. Class A (a)	62,300	4,882
		278,632
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - 4.9%
3D Systems Corp. (a)(d)	35,700	$ 1,808
Apple, Inc.	254,858	161,328
Fusion-io, Inc. (a)(d)	618,532	4,942
Nimble Storage, Inc. (d)	4,900	124
SanDisk Corp.	49,200	4,754
		172,956
TOTAL INFORMATION TECHNOLOGY		1,198,605
MATERIALS - 2.0%
Chemicals - 1.7%
E.I. du Pont de Nemours & Co.	101,600	7,042
Eastman Chemical Co.	31,200	2,754
Metabolix, Inc. (a)(d)	203,084	167
Monsanto Co.	358,000	43,622
The Mosaic Co.	99,500	4,974
		58,559
Construction Materials - 0.0%
CaesarStone Sdot-Yam Ltd.	36,100	1,631
Metals & Mining - 0.3%
Nucor Corp.	76,800	3,888
U.S. Silica Holdings, Inc.	126,100	6,377
		10,265
TOTAL MATERIALS		70,455
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.4%
Level 3 Communications, Inc. (a)	96,700	4,221
Verizon Communications, Inc.	178,400	8,913
		13,134
Wireless Telecommunication Services - 0.2%
Sprint Corp. (a)	240,987	2,301
T-Mobile U.S., Inc. (a)	194,200	6,667
		8,968
TOTAL TELECOMMUNICATION SERVICES		22,102
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 0.2%
Independent Power and Renewable Electricity Producers - 0.0%
Ormat Technologies, Inc.	9,500	$ 283
Independent Power Producers & Energy Traders - 0.2%
NRG Energy, Inc.	150,100	5,350
TOTAL UTILITIES		5,633
TOTAL COMMON STOCKS (Cost $2,348,617)		3,487,415
Preferred Stocks - 0.3%

Convertible Preferred Stocks - 0.3%
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
aTyr Pharma, Inc. 8.00% (a)(e)	638,618	1,615
INFORMATION TECHNOLOGY - 0.2%
Software - 0.2%
Cloudera, Inc. Series F (e)	41,786	621
MongoDB, Inc. Series F, 8.00% (e)	515,124	6,377
		6,998
TOTAL CONVERTIBLE PREFERRED STOCKS		8,613
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Equilibrate Asia Therapeutics Series D (a)(e)	676,657	11
Equilibrate Worldwide Therapeutics Series D (a)(e)	676,657	27
Neuropathic Worldwide Therapeutics Series D (a)(e)	676,657	5
Oculus Worldwide Therapeutics Series D (a)(e)	676,657	8
Orchestrate U.S. Therapeutics, Inc. Series D (a)(e)	676,657	12
Orchestrate Worldwide Therapeutics Series D (a)(e)	676,657	21
		84
TOTAL PREFERRED STOCKS (Cost $10,922)		8,697
Money Market Funds - 4.0%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.10% (b)	20,239,853	$ 20,240
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	121,245,712	121,246
TOTAL MONEY MARKET FUNDS (Cost $141,486)		141,486
TOTAL INVESTMENT PORTFOLIO - 103.5% (Cost $2,501,025)		3,637,598
NET OTHER ASSETS (LIABILITIES) - (3.5)%		(121,489)
NET ASSETS - 100%		$ 3,516,109
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,697,000 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
aTyr Pharma, Inc. 8.00%	4/8/13	$ 1,615
Cloudera, Inc. Series F	2/5/14	$ 608
Equilibrate Asia Therapeutics Series D	5/17/13	$ 11
Equilibrate Worldwide Therapeutics Series D	5/17/13	$ 27
MongoDB, Inc. Series F, 8.00%	10/2/13	$ 8,615
Neuropathic Worldwide Therapeutics Series D	5/17/13	$ 5
Security	Acquisition Date	Acquisition Cost (000s)
Oculus Worldwide Therapeutics Series D	5/17/13	$ 8
Orchestrate U.S. Therapeutics, Inc. Series D	5/17/13	$ 12
Orchestrate Worldwide Therapeutics Series D	5/17/13	$ 21
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 29
Fidelity Securities Lending Cash Central Fund	614
Total	$ 643
Other Information

The following is a summary of the inputs used, as of May 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 579,618	$ 579,618	$ -	$ -
Consumer Staples	367,037	365,855	1,182	-
Energy	170,021	170,021	-	-
Financials	145,726	145,726	-	-
Health Care	644,893	643,194	-	1,699
Industrials	285,024	285,024	-	-
Information Technology	1,205,603	1,198,605	-	6,998
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Materials	$ 70,455	$ 70,455	$ -	$ -
Telecommunication Services	22,102	22,102	-	-
Utilities	5,633	5,633	-	-
Money Market Funds	141,486	141,486	-	-
Total Investments in Securities:	$ 3,637,598	$ 3,627,719	$ 1,182	$ 8,697

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $116,277) - See accompanying schedule: Unaffiliated issuers (cost $2,359,539)	$ 3,496,112
Fidelity Central Funds (cost $141,486)	141,486
Total Investments (cost $2,501,025)		$ 3,637,598
Cash		10
Foreign currency held at value (cost $23)		23
Receivable for investments sold		48,389
Receivable for fund shares sold		2,485
Dividends receivable		2,303
Distributions receivable from Fidelity Central Funds		94
Prepaid expenses		2
Other receivables		191
Total assets		3,691,095

Liabilities
Payable for investments purchased	$ 41,673
Payable for fund shares redeemed	8,858
Accrued management fee	1,463
Distribution and service plan fees payable	888
Other affiliated payables	677
Other payables and accrued expenses	181
Collateral on securities loaned, at value	121,246
Total liabilities		174,986

Net Assets		$ 3,516,109
Net Assets consist of:
Paid in capital		$ 2,596,541
Accumulated net investment loss		(10,738)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(206,267)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,136,573
Net Assets		$ 3,516,109

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($646,190.26 ÷ 11,333.628 shares)	$ 57.02

Maximum offering price per share (100/94.25 of $57.02)	$ 60.50
Class T: Net Asset Value and redemption price per share ($1,434,312.93 ÷ 25,116.055 shares)	$ 57.11

Maximum offering price per share (100/96.50 of $57.11)	$ 59.18
Class B: Net Asset Value and offering price per share ($10,272.04 ÷ 195.195 shares)A	$ 52.62

Class C: Net Asset Value and offering price per share ($198,509.89 ÷ 3,748.592 shares)A	$ 52.96

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,226,712.23 ÷ 20,625.792 shares)	$ 59.47

Class Z: Net Asset Value, offering price and redemption price per share ($111.72 ÷ 1.876 shares)	$ 59.55

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2014 (Unaudited)

Investment Income
Dividends		$ 14,534
Income from Fidelity Central Funds		643
Total income		15,177

Expenses
Management fee Basic fee	$ 9,641
Performance adjustment	880
Transfer agent fees	3,486
Distribution and service plan fees	5,425
Accounting and security lending fees	520
Custodian fees and expenses	32
Independent trustees' compensation	7
Registration fees	79
Audit	34
Legal	7
Miscellaneous	11
Total expenses before reductions	20,122
Expense reductions	(3)	20,119
Net investment income (loss)		(4,942)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	44,062
Foreign currency transactions	1
Total net realized gain (loss)		44,063
Change in net unrealized appreciation (depreciation) on: Investment securities		83,722
Net gain (loss)		127,785
Net increase (decrease) in net assets resulting from operations		$ 122,843

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2014 (Unaudited)	Year ended November 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (4,942)	$ (6,532)
Net realized gain (loss)	44,063	167,083
Change in net unrealized appreciation (depreciation)	83,722	587,055
Net increase (decrease) in net assets resulting from operations	122,843	747,606
Share transactions - net increase (decrease)	129,170	411,715
Total increase (decrease) in net assets	252,013	1,159,321

Net Assets
Beginning of period	3,264,096	2,104,775
End of period (including accumulated net investment loss of $10,738 and accumulated net investment loss of $5,796, respectively)	$ 3,516,109	$ 3,264,096

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 54.89	$ 41.34	$ 35.39	$ 32.30	$ 26.30	$ 18.92
Income from Investment Operations
Net investment income (loss) E	(.07)	(.10)	(.11)	(.08)	- J	.10
Net realized and unrealized gain (loss)	2.20	13.65	6.06	3.17	6.13	7.28
Total from investment operations	2.13	13.55	5.95	3.09	6.13	7.38
Distributions from net investment income	-	-	-	-	(.11)	-
Distributions from net realized gain	-	-	-	-	(.02)	-
Total distributions	-	-	-	-	(.13)	-
Net asset value, end of period	$ 57.02	$ 54.89	$ 41.34	$ 35.39	$ 32.30	$ 26.30
Total Return B, C, D	3.88%	32.78%	16.81%	9.57%	23.42%	39.01%
Ratios to Average Net Assets F, I
Expenses before reductions	1.11% A	1.23%	1.30%	1.08%	.90%	.80%
Expenses net of fee waivers, if any	1.11% A	1.23%	1.29%	1.08%	.90%	.80%
Expenses net of all reductions	1.11% A	1.23%	1.29%	1.07%	.90%	.80%
Net investment income (loss)	(.24)% A	(.20)%	(.29)%	(.23)%	-% H	.45%
Supplemental Data
Net assets, end of period (in millions)	$ 646	$ 555	$ 359	$ 267	$ 255	$ 236
Portfolio turnover rate G	7% A	17%	34%	31%	35%	114%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Amount represents less than .01%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 55.04	$ 41.54	$ 35.62	$ 32.58	$ 26.52	$ 19.12
Income from Investment Operations
Net investment income (loss) E	(.13)	(.19)	(.19)	(.15)	(.06)	.05
Net realized and unrealized gain (loss)	2.20	13.69	6.11	3.19	6.19	7.35
Total from investment operations	2.07	13.50	5.92	3.04	6.13	7.40
Distributions from net investment income	-	-	-	-	(.05)	-
Distributions from net realized gain	-	-	-	-	(.02)	-
Total distributions	-	-	-	-	(.07)	-
Net asset value, end of period	$ 57.11	$ 55.04	$ 41.54	$ 35.62	$ 32.58	$ 26.52
Total Return B, C, D	3.76%	32.50%	16.62%	9.33%	23.18%	38.70%
Ratios to Average Net Assets F, H
Expenses before reductions	1.33% A	1.43%	1.48%	1.25%	1.10%	1.03%
Expenses net of fee waivers, if any	1.33% A	1.43%	1.48%	1.25%	1.10%	1.03%
Expenses net of all reductions	1.33% A	1.43%	1.48%	1.25%	1.09%	1.02%
Net investment income (loss)	(.46)% A	(.40)%	(.48)%	(.40)%	(.20)%	.23%
Supplemental Data
Net assets, end of period (in millions)	$ 1,434	$ 1,426	$ 1,187	$ 1,102	$ 1,126	$ 1,051
Portfolio turnover rate G	7% A	17%	34%	31%	35%	114%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.87	$ 38.62	$ 33.31	$ 30.64	$ 25.01	$ 18.13
Income from Investment Operations
Net investment income (loss) E	(.28)	(.44)	(.39)	(.33)	(.21)	(.06)
Net realized and unrealized gain (loss)	2.03	12.69	5.70	3.00	5.84	6.94
Total from investment operations	1.75	12.25	5.31	2.67	5.63	6.88
Net asset value, end of period	$ 52.62	$ 50.87	$ 38.62	$ 33.31	$ 30.64	$ 25.01
Total Return B, C, D	3.44%	31.72%	15.94%	8.71%	22.51%	37.95%
Ratios to Average Net Assets F, H
Expenses before reductions	1.94% A	2.03%	2.07%	1.83%	1.66%	1.56%
Expenses net of fee waivers, if any	1.94% A	2.03%	2.05%	1.83%	1.66%	1.56%
Expenses net of all reductions	1.94% A	2.03%	2.05%	1.83%	1.65%	1.55%
Net investment income (loss)	(1.08)% A	(1.00)%	(1.05)%	(.98)%	(.76)%	(.30)%
Supplemental Data
Net assets, end of period (in millions)	$ 10	$ 12	$ 13	$ 14	$ 18	$ 21
Portfolio turnover rate G	7% A	17%	34%	31%	35%	114%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 51.17	$ 38.83	$ 33.48	$ 30.79	$ 25.14	$ 18.22
Income from Investment Operations
Net investment income (loss) E	(.26)	(.42)	(.38)	(.33)	(.21)	(.06)
Net realized and unrealized gain (loss)	2.05	12.76	5.73	3.02	5.86	6.98
Total from investment operations	1.79	12.34	5.35	2.69	5.65	6.92
Net asset value, end of period	$ 52.96	$ 51.17	$ 38.83	$ 33.48	$ 30.79	$ 25.14
Total Return B, C, D	3.50%	31.78%	15.98%	8.74%	22.47%	37.98%
Ratios to Average Net Assets F, H
Expenses before reductions	1.85% A	1.96%	2.04%	1.82%	1.65%	1.56%
Expenses net of fee waivers, if any	1.85% A	1.96%	2.03%	1.82%	1.65%	1.56%
Expenses net of all reductions	1.85% A	1.96%	2.02%	1.82%	1.65%	1.55%
Net investment income (loss)	(.99)% A	(.93)%	(1.02)%	(.97)%	(.75)%	(.30)%
Supplemental Data
Net assets, end of period (in millions)	$ 199	$ 159	$ 71	$ 47	$ 41	$ 37
Portfolio turnover rate G	7% A	17%	34%	31%	35%	114%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 57.18	$ 42.94	$ 36.63	$ 33.33	$ 27.11	$ 19.43
Income from Investment Operations
Net investment income (loss) D	.01	.05	.01	.05	.10	.17
Net realized and unrealized gain (loss)	2.28	14.19	6.30	3.25	6.33	7.51
Total from investment operations	2.29	14.24	6.31	3.30	6.43	7.68
Distributions from net investment income	-	-	-	-	(.19)	-
Distributions from net realized gain	-	-	-	-	(.02)	-
Total distributions	-	-	-	-	(.21)	-
Net asset value, end of period	$ 59.47	$ 57.18	$ 42.94	$ 36.63	$ 33.33	$ 27.11
Total Return B, C	4.00%	33.16%	17.23%	9.90%	23.86%	39.53%
Ratios to Average Net Assets E, G
Expenses before reductions	.84% A	.93%	.97%	.72%	.57%	.46%
Expenses net of fee waivers, if any	.84% A	.93%	.97%	.72%	.57%	.46%
Expenses net of all reductions	.84% A	.93%	.97%	.72%	.56%	.46%
Net investment income (loss)	.03% A	.09%	.04%	.13%	.33%	.79%
Supplemental Data
Net assets, end of period (in millions)	$ 1,227	$ 1,112	$ 475	$ 215	$ 118	$ 26
Portfolio turnover rate F	7% A	17%	34%	31%	35%	114%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class Z

	Six months ended May 31, 2014	Year ended November 30,
	(Unaudited)	2013 G
Selected Per-Share Data
Net asset value, beginning of period	$ 57.20	$ 53.30
Income from Investment Operations
Net investment income (loss) D	.05	.02
Net realized and unrealized gain (loss)	2.30	3.88
Total from investment operations	2.35	3.90
Net asset value, end of period	$ 59.55	$ 57.20
Total Return B, C	4.11%	7.32%
Ratios to Average Net Assets E, H
Expenses before reductions	.69% A	.78% A
Expenses net of fee waivers, if any	.69% A	.78% A
Expenses net of all reductions	.69% A	.78% A
Net investment income (loss)	.18% A	.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 112	$ 107
Portfolio turnover rate F	7% A	17%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period August 13, 2013 (commencement of sale of shares) to November 30, 2013.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Growth Opportunities Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Institutional Class and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,278,156
Gross unrealized depreciation	(143,402)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,134,754

Tax cost	$ 2,502,844

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (246,838)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $295,223 and $117,271, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the investment performance of the asset-weighted return of all classes as compared to its benchmark index, the Russell 1000® Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .60% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 780	$ 26
Class T	.25%	.25%	3,648	61
Class B	.75%	.25%	57	43
Class C	.75%	.25%	940	375
			$ 5,425	$ 505

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 134
Class T	28
Class B*	4
Class C*	16
$ 182

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 689.22
Class T	1,379.19
Class B	17.30
Class C	199.21
Institutional Class	1,202.20
Class Z	-**	.04
	$ 3,486

* Annualized

** Amount represents twenty-five dollars.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $6 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $2,772. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent

Semiannual Report

7. Security Lending - continued

fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $614, including $2 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $3 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by twenty-eight dollars.

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2014	Year ended November 30, 2013 A	Six months ended May 31, 2014	Year ended November 30, 2013 A
Class A
Shares sold	2,462	3,550	$ 141,488	$ 172,665
Shares redeemed	(1,243)	(2,123)	(70,288)	(101,685)
Net increase (decrease)	1,219	1,427	$ 71,200	$ 70,980
Class T
Shares sold	1,575	2,633	$ 89,843	$ 126,086
Shares redeemed	(2,365)	(5,298)	(134,620)	(251,560)
Net increase (decrease)	(790)	(2,665)	$ (44,777)	$ (125,474)
Class B
Shares sold	8	20	$ 425	$ 916
Shares redeemed	(53)	(122)	(2,768)	(5,334)
Net increase (decrease)	(45)	(102)	$ (2,343)	$ (4,418)
Class C
Shares sold	1,043	1,606	$ 55,540	$ 73,545
Shares redeemed	(402)	(315)	(20,995)	(13,899)
Net increase (decrease)	641	1,291	$ 34,545	$ 59,646
Institutional Class
Shares sold	3,957	11,525	$ 235,457	$ 569,791
Shares redeemed	(2,774)	(3,146)	(164,912)	(158,910)
Net increase (decrease)	1,183	8,379	$ 70,545	$ 410,881
Class Z
Shares sold	-	2	$ -	$ 100

A Share transactions for Class Z are for the period August 13, 2013 (commencement of sale of shares) to November 30, 2013.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research (Japan) Inc.

Fidelity Management & Research (Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

GOI-USAN-0714
1.786794.111

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Growth Opportunities

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2013 to May 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value December 1, 2013	Ending Account Value May 31, 2014	Expenses Paid During Period* December 1, 2013 to May 31, 2014
Class A	1.11%
Actual		$ 1,000.00	$ 1,038.80	$ 5.64
HypotheticalA		$ 1,000.00	$ 1,019.40	$ 5.59
Class T	1.33%
Actual		$ 1,000.00	$ 1,037.60	$ 6.76
HypotheticalA		$ 1,000.00	$ 1,018.30	$ 6.69
Class B	1.94%
Actual		$ 1,000.00	$ 1,034.40	$ 9.84
HypotheticalA		$ 1,000.00	$ 1,015.26	$ 9.75
Class C	1.85%
Actual		$ 1,000.00	$ 1,035.00	$ 9.39
HypotheticalA		$ 1,000.00	$ 1,015.71	$ 9.30
Institutional Class	.84%
Actual		$ 1,000.00	$ 1,040.00	$ 4.27
HypotheticalA		$ 1,000.00	$ 1,020.74	$ 4.23
Class Z	.69%
Actual		$ 1,000.00	$ 1,041.10	$ 3.51
HypotheticalA		$ 1,000.00	$ 1,021.49	$ 3.48

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	4.6	4.1
salesforce.com, Inc.	3.5	3.6
Regeneron Pharmaceuticals, Inc.	2.9	3.0
Google, Inc. Class A	2.6	4.8
Google, Inc. Class C	2.5	0.0
Facebook, Inc. Class A	2.1	2.1
Keurig Green Mountain, Inc.	1.9	1.3
Comcast Corp. Class A	1.7	1.7
Alkermes PLC	1.6	1.5
Seattle Genetics, Inc.	1.6	2.1
	25.0
Top Five Market Sectors as of May 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	34.3	33.1
Health Care	18.4	19.0
Consumer Discretionary	16.5	18.2
Consumer Staples	10.4	9.9
Industrials	8.1	7.0
Asset Allocation (% of fund's net assets)
As of May 31, 2014 *		As of November 30, 2013 **
	Stocks 99.2%		Stocks 97.5%
	Convertible Securities 0.3%		Convertible Securities 0.3%
	Short-Term Investments and Net Other Assets (Liabilities) 0.5%		Short-Term Investments and Net Other Assets (Liabilities) 2.2%
* Foreign investments	6.4%	** Foreign investments	6.5%

Semiannual Report

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 16.5%
Auto Components - 0.2%
Tenneco, Inc. (a)	121,700	$ 7,758
Automobiles - 0.6%
Tesla Motors, Inc. (a)(d)	107,536	22,343
Hotels, Restaurants & Leisure - 2.9%
Arcos Dorados Holdings, Inc. Class A (d)	222,600	1,981
Buffalo Wild Wings, Inc. (a)	64,200	9,278
Chipotle Mexican Grill, Inc. (a)	22,800	12,474
Chuy's Holdings, Inc. (a)	144,000	4,704
Dunkin' Brands Group, Inc.	196,700	8,804
Las Vegas Sands Corp.	133,992	10,253
McDonald's Corp.	135,600	13,754
Panera Bread Co. Class A (a)	62,200	9,555
Starbucks Corp.	315,500	23,107
Starwood Hotels & Resorts Worldwide, Inc.	61,200	4,887
The Cheesecake Factory, Inc.	64,300	2,949
		101,746
Household Durables - 1.2%
Harman International Industries, Inc.	111,000	11,658
Lennar Corp. Class A	368,100	15,055
SodaStream International Ltd. (a)(d)	63,200	2,361
Toll Brothers, Inc. (a)	240,300	8,704
Tupperware Brands Corp.	54,600	4,571
		42,349
Internet & Catalog Retail - 1.5%
Amazon.com, Inc. (a)	116,000	36,256
JD.com, Inc. sponsored ADR	26,000	650
priceline.com, Inc. (a)	13,500	17,262
		54,168
Media - 3.6%
AMC Networks, Inc. Class A (a)	186,300	11,528
Comcast Corp. Class A	1,129,100	58,939
DIRECTV (a)	80,600	6,645
IMAX Corp. (a)	434,100	11,386
Liberty Global PLC Class A (a)	77,400	3,485
Lions Gate Entertainment Corp. (d)	241,100	6,300
News Corp. Class A (a)	39,325	671
The Walt Disney Co.	123,300	10,358
Twenty-First Century Fox, Inc. Class A	475,500	16,837
		126,149
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.2%
Target Corp.	91,300	$ 5,182
Specialty Retail - 2.9%
Abercrombie & Fitch Co. Class A	117,300	4,459
Bed Bath & Beyond, Inc. (a)	64,700	3,937
Cabela's, Inc. Class A (a)(d)	66,000	4,041
CarMax, Inc. (a)	209,700	9,292
DSW, Inc. Class A	133,800	3,352
Five Below, Inc. (a)	120,500	4,362
GNC Holdings, Inc.	143,100	5,283
Home Depot, Inc.	277,200	22,240
Lumber Liquidators Holdings, Inc. (a)(d)	361,200	28,058
TJX Companies, Inc.	275,400	14,996
		100,020
Textiles, Apparel & Luxury Goods - 3.4%
Fossil Group, Inc. (a)	147,100	15,410
Kate Spade & Co. (a)	207,100	7,541
lululemon athletica, Inc. (a)(d)	902,216	40,266
Michael Kors Holdings Ltd. (a)	235,600	22,236
NIKE, Inc. Class B	154,700	11,898
Prada SpA	454,000	3,396
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	130,100	5,789
Steven Madden Ltd. (a)	264,600	8,430
Under Armour, Inc. Class A (sub. vtg.) (a)	97,200	4,937
		119,903
TOTAL CONSUMER DISCRETIONARY		579,618
CONSUMER STAPLES - 10.4%
Beverages - 1.7%
Monster Beverage Corp. (a)	143,100	9,928
PepsiCo, Inc.	178,300	15,749
SABMiller PLC	107,700	5,977
The Coca-Cola Co.	640,800	26,215
		57,869
Food & Staples Retailing - 3.1%
Costco Wholesale Corp.	263,300	30,548
CVS Caremark Corp.	379,800	29,746
Fresh Market, Inc. (a)(d)	56,433	1,730
Wal-Mart Stores, Inc.	242,080	18,584
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Walgreen Co.	298,500	$ 21,465
Whole Foods Market, Inc.	209,900	8,027
		110,100
Food Products - 2.4%
Bunge Ltd.	63,200	4,911
Keurig Green Mountain, Inc.	594,420	67,039
Mead Johnson Nutrition Co. Class A	99,100	8,866
Mondelez International, Inc.	125,000	4,703
		85,519
Household Products - 0.7%
Procter & Gamble Co.	206,000	16,643
Svenska Cellulosa AB (SCA) (B Shares)	334,800	9,316
		25,959
Personal Products - 0.4%
Avon Products, Inc.	100,242	1,432
Herbalife Ltd.	177,900	11,533
		12,965
Tobacco - 2.1%
Altria Group, Inc.	808,500	33,601
Japan Tobacco, Inc.	34,800	1,182
Lorillard, Inc.	186,200	11,576
Philip Morris International, Inc.	319,250	28,266
		74,625
TOTAL CONSUMER STAPLES		367,037
ENERGY - 4.8%
Energy Equipment & Services - 1.6%
FMC Technologies, Inc. (a)	95,840	5,564
Halliburton Co.	118,300	7,647
National Oilwell Varco, Inc.	83,988	6,876
Schlumberger Ltd.	351,900	36,612
		56,699
Oil, Gas & Consumable Fuels - 3.2%
Anadarko Petroleum Corp.	78,500	8,075
Cabot Oil & Gas Corp.	210,600	7,632
Chesapeake Energy Corp.	165,264	4,746
Concho Resources, Inc. (a)	69,800	9,200
Continental Resources, Inc. (a)	87,800	12,324
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
EOG Resources, Inc.	41,200	$ 4,359
Hess Corp.	135,100	12,335
Marathon Petroleum Corp.	32,040	2,864
Noble Energy, Inc.	105,400	7,596
Occidental Petroleum Corp.	166,300	16,578
PDC Energy, Inc. (a)	48,700	3,126
Peabody Energy Corp.	118,100	1,908
Phillips 66 Co.	36,700	3,112
Pioneer Natural Resources Co.	27,400	5,758
Range Resources Corp.	16,300	1,515
Southwestern Energy Co. (a)	85,000	3,865
Valero Energy Corp.	148,600	8,329
		113,322
TOTAL ENERGY		170,021
FINANCIALS - 4.2%
Banks - 0.9%
Bank of America Corp.	297,800	4,509
Citigroup, Inc.	105,700	5,028
JPMorgan Chase & Co.	200,900	11,164
Signature Bank (a)	31,800	3,683
Wells Fargo & Co.	125,000	6,348
		30,732
Capital Markets - 0.6%
BlackRock, Inc. Class A	10,400	3,171
Charles Schwab Corp.	471,800	11,894
Goldman Sachs Group, Inc.	24,591	3,930
T. Rowe Price Group, Inc.	30,300	2,470
		21,465
Consumer Finance - 2.3%
American Express Co.	575,400	52,649
Discover Financial Services	483,633	28,597
		81,246
Diversified Financial Services - 0.2%
BM&F BOVESPA SA	765,958	3,754
CME Group, Inc.	22,000	1,584
		5,338
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - 0.1%
Simon Property Group, Inc.	25,978	$ 4,324
Washington Prime Group, Inc. (a)	12,989	258
		4,582
Real Estate Management & Development - 0.1%
The St. Joe Co. (a)(d)	100,400	2,363
TOTAL FINANCIALS		145,726
HEALTH CARE - 18.3%
Biotechnology - 13.9%
ACADIA Pharmaceuticals, Inc. (a)	194,600	4,018
Agios Pharmaceuticals, Inc.	63,067	2,217
Alexion Pharmaceuticals, Inc. (a)	41,700	6,936
Alkermes PLC (a)	1,241,000	56,850
Alnylam Pharmaceuticals, Inc. (a)	214,460	12,715
Amarin Corp. PLC ADR (a)(d)	265,000	374
Amgen, Inc.	240,600	27,907
Biogen Idec, Inc. (a)	45,600	14,563
Bluebird Bio, Inc.	110,300	2,550
Celgene Corp. (a)	55,235	8,453
Celldex Therapeutics, Inc. (a)	215,700	3,151
Cepheid, Inc. (a)	136,353	6,143
Clovis Oncology, Inc. (a)	16,500	845
Exelixis, Inc. (a)(d)	2,514,011	8,321
Geron Corp. (a)	1,222,800	2,543
Gilead Sciences, Inc. (a)	529,300	42,984
ImmunoGen, Inc. (a)(d)	1,369,351	16,186
Immunomedics, Inc. (a)(d)	1,354,187	4,509
Insmed, Inc. (a)	330,600	4,344
Intercept Pharmaceuticals, Inc. (a)	5,700	1,349
InterMune, Inc. (a)	110,400	4,374
Ironwood Pharmaceuticals, Inc. Class A (a)	227,500	3,258
Isis Pharmaceuticals, Inc. (a)(d)	1,259,953	36,816
Lexicon Pharmaceuticals, Inc. (a)	8,418,904	11,113
Merrimack Pharmaceuticals, Inc. (a)(d)	591,500	4,596
NPS Pharmaceuticals, Inc. (a)	484,500	15,082
Ophthotech Corp.	62,400	2,540
Prothena Corp. PLC (a)	117,602	2,448
Receptos, Inc.	87,600	2,607
Regeneron Pharmaceuticals, Inc. (a)	332,600	102,095
Regulus Therapeutics, Inc. (a)	337,200	2,269
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Rigel Pharmaceuticals, Inc. (a)	690,248	$ 2,271
Seattle Genetics, Inc. (a)(d)	1,665,767	55,587
Transition Therapeutics, Inc. (a)	1,007,397	5,128
uniQure B.V.	4,600	40
Vertex Pharmaceuticals, Inc. (a)	68,690	4,964
XOMA Corp. (a)	1,576,700	6,528
		488,674
Health Care Equipment & Supplies - 0.8%
Abbott Laboratories	89,300	3,573
Align Technology, Inc. (a)	59,600	3,255
Baxter International, Inc.	38,900	2,895
Cyberonics, Inc. (a)	67,300	4,092
Insulet Corp. (a)	71,646	2,624
Steris Corp.	201,100	10,763
		27,202
Health Care Providers & Services - 0.8%
Accretive Health, Inc. (a)	596,000	4,464
BioScrip, Inc. (a)(d)	792,300	6,220
Catamaran Corp. (a)	30,500	1,344
Express Scripts Holding Co. (a)	125,167	8,946
McKesson Corp.	30,800	5,841
		26,815
Health Care Technology - 0.6%
Allscripts Healthcare Solutions, Inc. (a)	778,000	11,468
athenahealth, Inc. (a)(d)	85,900	10,902
Castlight Health, Inc. Class B (a)(d)	30,200	458
		22,828
Life Sciences Tools & Services - 0.4%
Illumina, Inc. (a)(d)	98,000	15,509
Pharmaceuticals - 1.8%
AbbVie, Inc.	156,200	8,486
Actavis PLC (a)	44,500	9,414
Allergan, Inc.	84,600	14,167
Auxilium Pharmaceuticals, Inc. (a)	253,700	5,678
Bristol-Myers Squibb Co.	167,300	8,322
Hospira, Inc. (a)	57,200	2,813
Johnson & Johnson	37,800	3,835
Mylan, Inc. (a)	57,768	2,879
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Questcor Pharmaceuticals, Inc. (d)	66,800	$ 6,021
Revance Therapeutics, Inc.	17,500	551
		62,166
TOTAL HEALTH CARE		643,194
INDUSTRIALS - 8.1%
Aerospace & Defense - 0.8%
Honeywell International, Inc.	125,800	11,718
The Boeing Co.	132,500	17,921
		29,639
Air Freight & Logistics - 1.0%
FedEx Corp.	76,400	11,014
United Parcel Service, Inc. Class B	227,400	23,622
		34,636
Airlines - 1.9%
Delta Air Lines, Inc.	169,100	6,749
Southwest Airlines Co.	561,700	14,857
Spirit Airlines, Inc. (a)	330,700	19,534
United Continental Holdings, Inc. (a)	545,100	24,186
		65,326
Construction & Engineering - 0.2%
Quanta Services, Inc. (a)	204,359	6,938
Electrical Equipment - 0.3%
Acuity Brands, Inc.	74,400	9,338
Industrial Conglomerates - 1.3%
3M Co.	69,100	9,850
Danaher Corp.	291,000	22,823
General Electric Co.	263,800	7,067
Roper Industries, Inc.	38,800	5,497
		45,237
Machinery - 0.4%
Caterpillar, Inc.	72,100	7,371
Cummins, Inc.	29,400	4,496
ITT Corp.	24,100	1,053
Xylem, Inc.	63,000	2,350
		15,270
Professional Services - 0.0%
Paylocity Holding Corp. (a)	4,100	80
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - 2.2%
CSX Corp.	324,100	$ 9,529
Hertz Global Holdings, Inc. (a)	655,400	19,347
J.B. Hunt Transport Services, Inc.	109,300	8,488
Kansas City Southern	13,600	1,462
Union Pacific Corp.	199,400	39,734
		78,560
TOTAL INDUSTRIALS		285,024
INFORMATION TECHNOLOGY - 34.1%
Communications Equipment - 1.9%
Infinera Corp. (a)	1,483,881	13,503
QUALCOMM, Inc.	582,565	46,867
Riverbed Technology, Inc. (a)	115,800	2,353
ViaSat, Inc. (a)	87,500	4,745
		67,468
Electronic Equipment & Components - 0.5%
IPG Photonics Corp. (a)	94,100	5,938
Trimble Navigation Ltd. (a)	334,700	12,073
		18,011
Internet Software & Services - 10.1%
Akamai Technologies, Inc. (a)	184,900	10,047
Cornerstone OnDemand, Inc. (a)	262,700	10,558
eBay, Inc. (a)	544,200	27,607
Facebook, Inc. Class A (a)	1,187,293	75,156
Google, Inc.:
Class A (a)	157,465	90,015
Class C (a)	157,465	88,335
LinkedIn Corp. (a)	18,800	3,010
Opower, Inc.	5,900	98
Qihoo 360 Technology Co. Ltd. ADR (a)	108,700	9,982
Rackspace Hosting, Inc. (a)	133,802	4,882
Tencent Holdings Ltd.	751,000	10,558
Trulia, Inc. (a)(d)	89,500	3,459
Twitter, Inc. (d)	128,800	4,178
Web.com Group, Inc. (a)	469,200	16,159
Wix.com Ltd. (a)	76,544	1,367
		355,411
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - 3.6%
Cognizant Technology Solutions Corp. Class A (a)	254,432	$ 12,368
IBM Corp.	117,900	21,736
MasterCard, Inc. Class A	522,000	39,907
Visa, Inc. Class A	243,600	52,333
		126,344
Semiconductors & Semiconductor Equipment - 5.1%
Applied Materials, Inc.	211,300	4,266
Applied Micro Circuits Corp. (a)	1,394,600	12,551
Broadcom Corp. Class A	152,300	4,854
Cavium, Inc. (a)	74,300	3,639
Cree, Inc. (a)(d)	782,900	37,673
Cypress Semiconductor Corp.	1,344,866	13,785
First Solar, Inc. (a)	116,900	7,222
Intel Corp.	101,900	2,784
Mellanox Technologies Ltd. (a)(d)	198,600	6,272
NVIDIA Corp.	2,130,930	40,488
Rambus, Inc. (a)	1,255,300	15,189
Silicon Laboratories, Inc. (a)	625,100	28,205
Xilinx, Inc.	60,800	2,855
		179,783
Software - 8.0%
Adobe Systems, Inc. (a)	81,800	5,279
Citrix Systems, Inc. (a)	35,500	2,200
Concur Technologies, Inc. (a)	113,500	9,689
Interactive Intelligence Group, Inc. (a)	173,000	8,769
Intuit, Inc.	72,200	5,725
Microsoft Corp.	1,103,068	45,160
NetSuite, Inc. (a)	133,800	10,770
Oracle Corp.	338,200	14,211
Qlik Technologies, Inc. (a)	237,774	5,162
Red Hat, Inc. (a)	534,930	26,811
salesforce.com, Inc. (a)	2,357,200	124,059
ServiceNow, Inc. (a)	138,600	7,250
Solera Holdings, Inc.	13,500	881
Splunk, Inc. (a)	41,100	1,720
The Rubicon Project, Inc.	13,861	176
TiVo, Inc. (a)	262,000	3,118
VMware, Inc. Class A (a)	28,700	2,770
Workday, Inc. Class A (a)	62,300	4,882
		278,632
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - 4.9%
3D Systems Corp. (a)(d)	35,700	$ 1,808
Apple, Inc.	254,858	161,328
Fusion-io, Inc. (a)(d)	618,532	4,942
Nimble Storage, Inc. (d)	4,900	124
SanDisk Corp.	49,200	4,754
		172,956
TOTAL INFORMATION TECHNOLOGY		1,198,605
MATERIALS - 2.0%
Chemicals - 1.7%
E.I. du Pont de Nemours & Co.	101,600	7,042
Eastman Chemical Co.	31,200	2,754
Metabolix, Inc. (a)(d)	203,084	167
Monsanto Co.	358,000	43,622
The Mosaic Co.	99,500	4,974
		58,559
Construction Materials - 0.0%
CaesarStone Sdot-Yam Ltd.	36,100	1,631
Metals & Mining - 0.3%
Nucor Corp.	76,800	3,888
U.S. Silica Holdings, Inc.	126,100	6,377
		10,265
TOTAL MATERIALS		70,455
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.4%
Level 3 Communications, Inc. (a)	96,700	4,221
Verizon Communications, Inc.	178,400	8,913
		13,134
Wireless Telecommunication Services - 0.2%
Sprint Corp. (a)	240,987	2,301
T-Mobile U.S., Inc. (a)	194,200	6,667
		8,968
TOTAL TELECOMMUNICATION SERVICES		22,102
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 0.2%
Independent Power and Renewable Electricity Producers - 0.0%
Ormat Technologies, Inc.	9,500	$ 283
Independent Power Producers & Energy Traders - 0.2%
NRG Energy, Inc.	150,100	5,350
TOTAL UTILITIES		5,633
TOTAL COMMON STOCKS (Cost $2,348,617)		3,487,415
Preferred Stocks - 0.3%

Convertible Preferred Stocks - 0.3%
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
aTyr Pharma, Inc. 8.00% (a)(e)	638,618	1,615
INFORMATION TECHNOLOGY - 0.2%
Software - 0.2%
Cloudera, Inc. Series F (e)	41,786	621
MongoDB, Inc. Series F, 8.00% (e)	515,124	6,377
		6,998
TOTAL CONVERTIBLE PREFERRED STOCKS		8,613
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Equilibrate Asia Therapeutics Series D (a)(e)	676,657	11
Equilibrate Worldwide Therapeutics Series D (a)(e)	676,657	27
Neuropathic Worldwide Therapeutics Series D (a)(e)	676,657	5
Oculus Worldwide Therapeutics Series D (a)(e)	676,657	8
Orchestrate U.S. Therapeutics, Inc. Series D (a)(e)	676,657	12
Orchestrate Worldwide Therapeutics Series D (a)(e)	676,657	21
		84
TOTAL PREFERRED STOCKS (Cost $10,922)		8,697
Money Market Funds - 4.0%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.10% (b)	20,239,853	$ 20,240
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	121,245,712	121,246
TOTAL MONEY MARKET FUNDS (Cost $141,486)		141,486
TOTAL INVESTMENT PORTFOLIO - 103.5% (Cost $2,501,025)		3,637,598
NET OTHER ASSETS (LIABILITIES) - (3.5)%		(121,489)
NET ASSETS - 100%		$ 3,516,109
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,697,000 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
aTyr Pharma, Inc. 8.00%	4/8/13	$ 1,615
Cloudera, Inc. Series F	2/5/14	$ 608
Equilibrate Asia Therapeutics Series D	5/17/13	$ 11
Equilibrate Worldwide Therapeutics Series D	5/17/13	$ 27
MongoDB, Inc. Series F, 8.00%	10/2/13	$ 8,615
Neuropathic Worldwide Therapeutics Series D	5/17/13	$ 5
Security	Acquisition Date	Acquisition Cost (000s)
Oculus Worldwide Therapeutics Series D	5/17/13	$ 8
Orchestrate U.S. Therapeutics, Inc. Series D	5/17/13	$ 12
Orchestrate Worldwide Therapeutics Series D	5/17/13	$ 21
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 29
Fidelity Securities Lending Cash Central Fund	614
Total	$ 643
Other Information

The following is a summary of the inputs used, as of May 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 579,618	$ 579,618	$ -	$ -
Consumer Staples	367,037	365,855	1,182	-
Energy	170,021	170,021	-	-
Financials	145,726	145,726	-	-
Health Care	644,893	643,194	-	1,699
Industrials	285,024	285,024	-	-
Information Technology	1,205,603	1,198,605	-	6,998
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Materials	$ 70,455	$ 70,455	$ -	$ -
Telecommunication Services	22,102	22,102	-	-
Utilities	5,633	5,633	-	-
Money Market Funds	141,486	141,486	-	-
Total Investments in Securities:	$ 3,637,598	$ 3,627,719	$ 1,182	$ 8,697

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $116,277) - See accompanying schedule: Unaffiliated issuers (cost $2,359,539)	$ 3,496,112
Fidelity Central Funds (cost $141,486)	141,486
Total Investments (cost $2,501,025)		$ 3,637,598
Cash		10
Foreign currency held at value (cost $23)		23
Receivable for investments sold		48,389
Receivable for fund shares sold		2,485
Dividends receivable		2,303
Distributions receivable from Fidelity Central Funds		94
Prepaid expenses		2
Other receivables		191
Total assets		3,691,095

Liabilities
Payable for investments purchased	$ 41,673
Payable for fund shares redeemed	8,858
Accrued management fee	1,463
Distribution and service plan fees payable	888
Other affiliated payables	677
Other payables and accrued expenses	181
Collateral on securities loaned, at value	121,246
Total liabilities		174,986

Net Assets		$ 3,516,109
Net Assets consist of:
Paid in capital		$ 2,596,541
Accumulated net investment loss		(10,738)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(206,267)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,136,573
Net Assets		$ 3,516,109

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($646,190.26 ÷ 11,333.628 shares)	$ 57.02

Maximum offering price per share (100/94.25 of $57.02)	$ 60.50
Class T: Net Asset Value and redemption price per share ($1,434,312.93 ÷ 25,116.055 shares)	$ 57.11

Maximum offering price per share (100/96.50 of $57.11)	$ 59.18
Class B: Net Asset Value and offering price per share ($10,272.04 ÷ 195.195 shares)A	$ 52.62

Class C: Net Asset Value and offering price per share ($198,509.89 ÷ 3,748.592 shares)A	$ 52.96

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,226,712.23 ÷ 20,625.792 shares)	$ 59.47

Class Z: Net Asset Value, offering price and redemption price per share ($111.72 ÷ 1.876 shares)	$ 59.55

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2014 (Unaudited)

Investment Income
Dividends		$ 14,534
Income from Fidelity Central Funds		643
Total income		15,177

Expenses
Management fee Basic fee	$ 9,641
Performance adjustment	880
Transfer agent fees	3,486
Distribution and service plan fees	5,425
Accounting and security lending fees	520
Custodian fees and expenses	32
Independent trustees' compensation	7
Registration fees	79
Audit	34
Legal	7
Miscellaneous	11
Total expenses before reductions	20,122
Expense reductions	(3)	20,119
Net investment income (loss)		(4,942)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	44,062
Foreign currency transactions	1
Total net realized gain (loss)		44,063
Change in net unrealized appreciation (depreciation) on: Investment securities		83,722
Net gain (loss)		127,785
Net increase (decrease) in net assets resulting from operations		$ 122,843

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2014 (Unaudited)	Year ended November 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (4,942)	$ (6,532)
Net realized gain (loss)	44,063	167,083
Change in net unrealized appreciation (depreciation)	83,722	587,055
Net increase (decrease) in net assets resulting from operations	122,843	747,606
Share transactions - net increase (decrease)	129,170	411,715
Total increase (decrease) in net assets	252,013	1,159,321

Net Assets
Beginning of period	3,264,096	2,104,775
End of period (including accumulated net investment loss of $10,738 and accumulated net investment loss of $5,796, respectively)	$ 3,516,109	$ 3,264,096

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 54.89	$ 41.34	$ 35.39	$ 32.30	$ 26.30	$ 18.92
Income from Investment Operations
Net investment income (loss) E	(.07)	(.10)	(.11)	(.08)	- J	.10
Net realized and unrealized gain (loss)	2.20	13.65	6.06	3.17	6.13	7.28
Total from investment operations	2.13	13.55	5.95	3.09	6.13	7.38
Distributions from net investment income	-	-	-	-	(.11)	-
Distributions from net realized gain	-	-	-	-	(.02)	-
Total distributions	-	-	-	-	(.13)	-
Net asset value, end of period	$ 57.02	$ 54.89	$ 41.34	$ 35.39	$ 32.30	$ 26.30
Total Return B, C, D	3.88%	32.78%	16.81%	9.57%	23.42%	39.01%
Ratios to Average Net Assets F, I
Expenses before reductions	1.11% A	1.23%	1.30%	1.08%	.90%	.80%
Expenses net of fee waivers, if any	1.11% A	1.23%	1.29%	1.08%	.90%	.80%
Expenses net of all reductions	1.11% A	1.23%	1.29%	1.07%	.90%	.80%
Net investment income (loss)	(.24)% A	(.20)%	(.29)%	(.23)%	-% H	.45%
Supplemental Data
Net assets, end of period (in millions)	$ 646	$ 555	$ 359	$ 267	$ 255	$ 236
Portfolio turnover rate G	7% A	17%	34%	31%	35%	114%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Amount represents less than .01%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 55.04	$ 41.54	$ 35.62	$ 32.58	$ 26.52	$ 19.12
Income from Investment Operations
Net investment income (loss) E	(.13)	(.19)	(.19)	(.15)	(.06)	.05
Net realized and unrealized gain (loss)	2.20	13.69	6.11	3.19	6.19	7.35
Total from investment operations	2.07	13.50	5.92	3.04	6.13	7.40
Distributions from net investment income	-	-	-	-	(.05)	-
Distributions from net realized gain	-	-	-	-	(.02)	-
Total distributions	-	-	-	-	(.07)	-
Net asset value, end of period	$ 57.11	$ 55.04	$ 41.54	$ 35.62	$ 32.58	$ 26.52
Total Return B, C, D	3.76%	32.50%	16.62%	9.33%	23.18%	38.70%
Ratios to Average Net Assets F, H
Expenses before reductions	1.33% A	1.43%	1.48%	1.25%	1.10%	1.03%
Expenses net of fee waivers, if any	1.33% A	1.43%	1.48%	1.25%	1.10%	1.03%
Expenses net of all reductions	1.33% A	1.43%	1.48%	1.25%	1.09%	1.02%
Net investment income (loss)	(.46)% A	(.40)%	(.48)%	(.40)%	(.20)%	.23%
Supplemental Data
Net assets, end of period (in millions)	$ 1,434	$ 1,426	$ 1,187	$ 1,102	$ 1,126	$ 1,051
Portfolio turnover rate G	7% A	17%	34%	31%	35%	114%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.87	$ 38.62	$ 33.31	$ 30.64	$ 25.01	$ 18.13
Income from Investment Operations
Net investment income (loss) E	(.28)	(.44)	(.39)	(.33)	(.21)	(.06)
Net realized and unrealized gain (loss)	2.03	12.69	5.70	3.00	5.84	6.94
Total from investment operations	1.75	12.25	5.31	2.67	5.63	6.88
Net asset value, end of period	$ 52.62	$ 50.87	$ 38.62	$ 33.31	$ 30.64	$ 25.01
Total Return B, C, D	3.44%	31.72%	15.94%	8.71%	22.51%	37.95%
Ratios to Average Net Assets F, H
Expenses before reductions	1.94% A	2.03%	2.07%	1.83%	1.66%	1.56%
Expenses net of fee waivers, if any	1.94% A	2.03%	2.05%	1.83%	1.66%	1.56%
Expenses net of all reductions	1.94% A	2.03%	2.05%	1.83%	1.65%	1.55%
Net investment income (loss)	(1.08)% A	(1.00)%	(1.05)%	(.98)%	(.76)%	(.30)%
Supplemental Data
Net assets, end of period (in millions)	$ 10	$ 12	$ 13	$ 14	$ 18	$ 21
Portfolio turnover rate G	7% A	17%	34%	31%	35%	114%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 51.17	$ 38.83	$ 33.48	$ 30.79	$ 25.14	$ 18.22
Income from Investment Operations
Net investment income (loss) E	(.26)	(.42)	(.38)	(.33)	(.21)	(.06)
Net realized and unrealized gain (loss)	2.05	12.76	5.73	3.02	5.86	6.98
Total from investment operations	1.79	12.34	5.35	2.69	5.65	6.92
Net asset value, end of period	$ 52.96	$ 51.17	$ 38.83	$ 33.48	$ 30.79	$ 25.14
Total Return B, C, D	3.50%	31.78%	15.98%	8.74%	22.47%	37.98%
Ratios to Average Net Assets F, H
Expenses before reductions	1.85% A	1.96%	2.04%	1.82%	1.65%	1.56%
Expenses net of fee waivers, if any	1.85% A	1.96%	2.03%	1.82%	1.65%	1.56%
Expenses net of all reductions	1.85% A	1.96%	2.02%	1.82%	1.65%	1.55%
Net investment income (loss)	(.99)% A	(.93)%	(1.02)%	(.97)%	(.75)%	(.30)%
Supplemental Data
Net assets, end of period (in millions)	$ 199	$ 159	$ 71	$ 47	$ 41	$ 37
Portfolio turnover rate G	7% A	17%	34%	31%	35%	114%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 57.18	$ 42.94	$ 36.63	$ 33.33	$ 27.11	$ 19.43
Income from Investment Operations
Net investment income (loss) D	.01	.05	.01	.05	.10	.17
Net realized and unrealized gain (loss)	2.28	14.19	6.30	3.25	6.33	7.51
Total from investment operations	2.29	14.24	6.31	3.30	6.43	7.68
Distributions from net investment income	-	-	-	-	(.19)	-
Distributions from net realized gain	-	-	-	-	(.02)	-
Total distributions	-	-	-	-	(.21)	-
Net asset value, end of period	$ 59.47	$ 57.18	$ 42.94	$ 36.63	$ 33.33	$ 27.11
Total Return B, C	4.00%	33.16%	17.23%	9.90%	23.86%	39.53%
Ratios to Average Net Assets E, G
Expenses before reductions	.84% A	.93%	.97%	.72%	.57%	.46%
Expenses net of fee waivers, if any	.84% A	.93%	.97%	.72%	.57%	.46%
Expenses net of all reductions	.84% A	.93%	.97%	.72%	.56%	.46%
Net investment income (loss)	.03% A	.09%	.04%	.13%	.33%	.79%
Supplemental Data
Net assets, end of period (in millions)	$ 1,227	$ 1,112	$ 475	$ 215	$ 118	$ 26
Portfolio turnover rate F	7% A	17%	34%	31%	35%	114%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class Z

	Six months ended May 31, 2014	Year ended November 30,
	(Unaudited)	2013 G
Selected Per-Share Data
Net asset value, beginning of period	$ 57.20	$ 53.30
Income from Investment Operations
Net investment income (loss) D	.05	.02
Net realized and unrealized gain (loss)	2.30	3.88
Total from investment operations	2.35	3.90
Net asset value, end of period	$ 59.55	$ 57.20
Total Return B, C	4.11%	7.32%
Ratios to Average Net Assets E, H
Expenses before reductions	.69% A	.78% A
Expenses net of fee waivers, if any	.69% A	.78% A
Expenses net of all reductions	.69% A	.78% A
Net investment income (loss)	.18% A	.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 112	$ 107
Portfolio turnover rate F	7% A	17%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period August 13, 2013 (commencement of sale of shares) to November 30, 2013.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Growth Opportunities Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Institutional Class and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,278,156
Gross unrealized depreciation	(143,402)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,134,754

Tax cost	$ 2,502,844

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (246,838)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $295,223 and $117,271, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the investment performance of the asset-weighted return of all classes as compared to its benchmark index, the Russell 1000® Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .60% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 780	$ 26
Class T	.25%	.25%	3,648	61
Class B	.75%	.25%	57	43
Class C	.75%	.25%	940	375
			$ 5,425	$ 505

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 134
Class T	28
Class B*	4
Class C*	16
$ 182

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 689.22
Class T	1,379.19
Class B	17.30
Class C	199.21
Institutional Class	1,202.20
Class Z	-**	.04
	$ 3,486

* Annualized

** Amount represents twenty-five dollars.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $6 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $2,772. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent

Semiannual Report

7. Security Lending - continued

fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $614, including $2 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $3 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by twenty-eight dollars.

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2014	Year ended November 30, 2013 A	Six months ended May 31, 2014	Year ended November 30, 2013 A
Class A
Shares sold	2,462	3,550	$ 141,488	$ 172,665
Shares redeemed	(1,243)	(2,123)	(70,288)	(101,685)
Net increase (decrease)	1,219	1,427	$ 71,200	$ 70,980
Class T
Shares sold	1,575	2,633	$ 89,843	$ 126,086
Shares redeemed	(2,365)	(5,298)	(134,620)	(251,560)
Net increase (decrease)	(790)	(2,665)	$ (44,777)	$ (125,474)
Class B
Shares sold	8	20	$ 425	$ 916
Shares redeemed	(53)	(122)	(2,768)	(5,334)
Net increase (decrease)	(45)	(102)	$ (2,343)	$ (4,418)
Class C
Shares sold	1,043	1,606	$ 55,540	$ 73,545
Shares redeemed	(402)	(315)	(20,995)	(13,899)
Net increase (decrease)	641	1,291	$ 34,545	$ 59,646
Institutional Class
Shares sold	3,957	11,525	$ 235,457	$ 569,791
Shares redeemed	(2,774)	(3,146)	(164,912)	(158,910)
Net increase (decrease)	1,183	8,379	$ 70,545	$ 410,881
Class Z
Shares sold	-	2	$ -	$ 100

A Share transactions for Class Z are for the period August 13, 2013 (commencement of sale of shares) to November 30, 2013.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research (Japan) Inc.

Fidelity Management & Research (Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

GO-USAN-0714
1.786793.111

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Growth Opportunities

Fund - Class Z

Semiannual Report

May 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2013 to May 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value December 1, 2013	Ending Account Value May 31, 2014	Expenses Paid During Period* December 1, 2013 to May 31, 2014
Class A	1.11%
Actual		$ 1,000.00	$ 1,038.80	$ 5.64
HypotheticalA		$ 1,000.00	$ 1,019.40	$ 5.59
Class T	1.33%
Actual		$ 1,000.00	$ 1,037.60	$ 6.76
HypotheticalA		$ 1,000.00	$ 1,018.30	$ 6.69
Class B	1.94%
Actual		$ 1,000.00	$ 1,034.40	$ 9.84
HypotheticalA		$ 1,000.00	$ 1,015.26	$ 9.75
Class C	1.85%
Actual		$ 1,000.00	$ 1,035.00	$ 9.39
HypotheticalA		$ 1,000.00	$ 1,015.71	$ 9.30
Institutional Class	.84%
Actual		$ 1,000.00	$ 1,040.00	$ 4.27
HypotheticalA		$ 1,000.00	$ 1,020.74	$ 4.23
Class Z	.69%
Actual		$ 1,000.00	$ 1,041.10	$ 3.51
HypotheticalA		$ 1,000.00	$ 1,021.49	$ 3.48

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	4.6	4.1
salesforce.com, Inc.	3.5	3.6
Regeneron Pharmaceuticals, Inc.	2.9	3.0
Google, Inc. Class A	2.6	4.8
Google, Inc. Class C	2.5	0.0
Facebook, Inc. Class A	2.1	2.1
Keurig Green Mountain, Inc.	1.9	1.3
Comcast Corp. Class A	1.7	1.7
Alkermes PLC	1.6	1.5
Seattle Genetics, Inc.	1.6	2.1
	25.0
Top Five Market Sectors as of May 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	34.3	33.1
Health Care	18.4	19.0
Consumer Discretionary	16.5	18.2
Consumer Staples	10.4	9.9
Industrials	8.1	7.0
Asset Allocation (% of fund's net assets)
As of May 31, 2014 *		As of November 30, 2013 **
	Stocks 99.2%		Stocks 97.5%
	Convertible Securities 0.3%		Convertible Securities 0.3%
	Short-Term Investments and Net Other Assets (Liabilities) 0.5%		Short-Term Investments and Net Other Assets (Liabilities) 2.2%
* Foreign investments	6.4%	** Foreign investments	6.5%

Semiannual Report

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 16.5%
Auto Components - 0.2%
Tenneco, Inc. (a)	121,700	$ 7,758
Automobiles - 0.6%
Tesla Motors, Inc. (a)(d)	107,536	22,343
Hotels, Restaurants & Leisure - 2.9%
Arcos Dorados Holdings, Inc. Class A (d)	222,600	1,981
Buffalo Wild Wings, Inc. (a)	64,200	9,278
Chipotle Mexican Grill, Inc. (a)	22,800	12,474
Chuy's Holdings, Inc. (a)	144,000	4,704
Dunkin' Brands Group, Inc.	196,700	8,804
Las Vegas Sands Corp.	133,992	10,253
McDonald's Corp.	135,600	13,754
Panera Bread Co. Class A (a)	62,200	9,555
Starbucks Corp.	315,500	23,107
Starwood Hotels & Resorts Worldwide, Inc.	61,200	4,887
The Cheesecake Factory, Inc.	64,300	2,949
		101,746
Household Durables - 1.2%
Harman International Industries, Inc.	111,000	11,658
Lennar Corp. Class A	368,100	15,055
SodaStream International Ltd. (a)(d)	63,200	2,361
Toll Brothers, Inc. (a)	240,300	8,704
Tupperware Brands Corp.	54,600	4,571
		42,349
Internet & Catalog Retail - 1.5%
Amazon.com, Inc. (a)	116,000	36,256
JD.com, Inc. sponsored ADR	26,000	650
priceline.com, Inc. (a)	13,500	17,262
		54,168
Media - 3.6%
AMC Networks, Inc. Class A (a)	186,300	11,528
Comcast Corp. Class A	1,129,100	58,939
DIRECTV (a)	80,600	6,645
IMAX Corp. (a)	434,100	11,386
Liberty Global PLC Class A (a)	77,400	3,485
Lions Gate Entertainment Corp. (d)	241,100	6,300
News Corp. Class A (a)	39,325	671
The Walt Disney Co.	123,300	10,358
Twenty-First Century Fox, Inc. Class A	475,500	16,837
		126,149
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.2%
Target Corp.	91,300	$ 5,182
Specialty Retail - 2.9%
Abercrombie & Fitch Co. Class A	117,300	4,459
Bed Bath & Beyond, Inc. (a)	64,700	3,937
Cabela's, Inc. Class A (a)(d)	66,000	4,041
CarMax, Inc. (a)	209,700	9,292
DSW, Inc. Class A	133,800	3,352
Five Below, Inc. (a)	120,500	4,362
GNC Holdings, Inc.	143,100	5,283
Home Depot, Inc.	277,200	22,240
Lumber Liquidators Holdings, Inc. (a)(d)	361,200	28,058
TJX Companies, Inc.	275,400	14,996
		100,020
Textiles, Apparel & Luxury Goods - 3.4%
Fossil Group, Inc. (a)	147,100	15,410
Kate Spade & Co. (a)	207,100	7,541
lululemon athletica, Inc. (a)(d)	902,216	40,266
Michael Kors Holdings Ltd. (a)	235,600	22,236
NIKE, Inc. Class B	154,700	11,898
Prada SpA	454,000	3,396
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	130,100	5,789
Steven Madden Ltd. (a)	264,600	8,430
Under Armour, Inc. Class A (sub. vtg.) (a)	97,200	4,937
		119,903
TOTAL CONSUMER DISCRETIONARY		579,618
CONSUMER STAPLES - 10.4%
Beverages - 1.7%
Monster Beverage Corp. (a)	143,100	9,928
PepsiCo, Inc.	178,300	15,749
SABMiller PLC	107,700	5,977
The Coca-Cola Co.	640,800	26,215
		57,869
Food & Staples Retailing - 3.1%
Costco Wholesale Corp.	263,300	30,548
CVS Caremark Corp.	379,800	29,746
Fresh Market, Inc. (a)(d)	56,433	1,730
Wal-Mart Stores, Inc.	242,080	18,584
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Walgreen Co.	298,500	$ 21,465
Whole Foods Market, Inc.	209,900	8,027
		110,100
Food Products - 2.4%
Bunge Ltd.	63,200	4,911
Keurig Green Mountain, Inc.	594,420	67,039
Mead Johnson Nutrition Co. Class A	99,100	8,866
Mondelez International, Inc.	125,000	4,703
		85,519
Household Products - 0.7%
Procter & Gamble Co.	206,000	16,643
Svenska Cellulosa AB (SCA) (B Shares)	334,800	9,316
		25,959
Personal Products - 0.4%
Avon Products, Inc.	100,242	1,432
Herbalife Ltd.	177,900	11,533
		12,965
Tobacco - 2.1%
Altria Group, Inc.	808,500	33,601
Japan Tobacco, Inc.	34,800	1,182
Lorillard, Inc.	186,200	11,576
Philip Morris International, Inc.	319,250	28,266
		74,625
TOTAL CONSUMER STAPLES		367,037
ENERGY - 4.8%
Energy Equipment & Services - 1.6%
FMC Technologies, Inc. (a)	95,840	5,564
Halliburton Co.	118,300	7,647
National Oilwell Varco, Inc.	83,988	6,876
Schlumberger Ltd.	351,900	36,612
		56,699
Oil, Gas & Consumable Fuels - 3.2%
Anadarko Petroleum Corp.	78,500	8,075
Cabot Oil & Gas Corp.	210,600	7,632
Chesapeake Energy Corp.	165,264	4,746
Concho Resources, Inc. (a)	69,800	9,200
Continental Resources, Inc. (a)	87,800	12,324
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
EOG Resources, Inc.	41,200	$ 4,359
Hess Corp.	135,100	12,335
Marathon Petroleum Corp.	32,040	2,864
Noble Energy, Inc.	105,400	7,596
Occidental Petroleum Corp.	166,300	16,578
PDC Energy, Inc. (a)	48,700	3,126
Peabody Energy Corp.	118,100	1,908
Phillips 66 Co.	36,700	3,112
Pioneer Natural Resources Co.	27,400	5,758
Range Resources Corp.	16,300	1,515
Southwestern Energy Co. (a)	85,000	3,865
Valero Energy Corp.	148,600	8,329
		113,322
TOTAL ENERGY		170,021
FINANCIALS - 4.2%
Banks - 0.9%
Bank of America Corp.	297,800	4,509
Citigroup, Inc.	105,700	5,028
JPMorgan Chase & Co.	200,900	11,164
Signature Bank (a)	31,800	3,683
Wells Fargo & Co.	125,000	6,348
		30,732
Capital Markets - 0.6%
BlackRock, Inc. Class A	10,400	3,171
Charles Schwab Corp.	471,800	11,894
Goldman Sachs Group, Inc.	24,591	3,930
T. Rowe Price Group, Inc.	30,300	2,470
		21,465
Consumer Finance - 2.3%
American Express Co.	575,400	52,649
Discover Financial Services	483,633	28,597
		81,246
Diversified Financial Services - 0.2%
BM&F BOVESPA SA	765,958	3,754
CME Group, Inc.	22,000	1,584
		5,338
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - 0.1%
Simon Property Group, Inc.	25,978	$ 4,324
Washington Prime Group, Inc. (a)	12,989	258
		4,582
Real Estate Management & Development - 0.1%
The St. Joe Co. (a)(d)	100,400	2,363
TOTAL FINANCIALS		145,726
HEALTH CARE - 18.3%
Biotechnology - 13.9%
ACADIA Pharmaceuticals, Inc. (a)	194,600	4,018
Agios Pharmaceuticals, Inc.	63,067	2,217
Alexion Pharmaceuticals, Inc. (a)	41,700	6,936
Alkermes PLC (a)	1,241,000	56,850
Alnylam Pharmaceuticals, Inc. (a)	214,460	12,715
Amarin Corp. PLC ADR (a)(d)	265,000	374
Amgen, Inc.	240,600	27,907
Biogen Idec, Inc. (a)	45,600	14,563
Bluebird Bio, Inc.	110,300	2,550
Celgene Corp. (a)	55,235	8,453
Celldex Therapeutics, Inc. (a)	215,700	3,151
Cepheid, Inc. (a)	136,353	6,143
Clovis Oncology, Inc. (a)	16,500	845
Exelixis, Inc. (a)(d)	2,514,011	8,321
Geron Corp. (a)	1,222,800	2,543
Gilead Sciences, Inc. (a)	529,300	42,984
ImmunoGen, Inc. (a)(d)	1,369,351	16,186
Immunomedics, Inc. (a)(d)	1,354,187	4,509
Insmed, Inc. (a)	330,600	4,344
Intercept Pharmaceuticals, Inc. (a)	5,700	1,349
InterMune, Inc. (a)	110,400	4,374
Ironwood Pharmaceuticals, Inc. Class A (a)	227,500	3,258
Isis Pharmaceuticals, Inc. (a)(d)	1,259,953	36,816
Lexicon Pharmaceuticals, Inc. (a)	8,418,904	11,113
Merrimack Pharmaceuticals, Inc. (a)(d)	591,500	4,596
NPS Pharmaceuticals, Inc. (a)	484,500	15,082
Ophthotech Corp.	62,400	2,540
Prothena Corp. PLC (a)	117,602	2,448
Receptos, Inc.	87,600	2,607
Regeneron Pharmaceuticals, Inc. (a)	332,600	102,095
Regulus Therapeutics, Inc. (a)	337,200	2,269
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Rigel Pharmaceuticals, Inc. (a)	690,248	$ 2,271
Seattle Genetics, Inc. (a)(d)	1,665,767	55,587
Transition Therapeutics, Inc. (a)	1,007,397	5,128
uniQure B.V.	4,600	40
Vertex Pharmaceuticals, Inc. (a)	68,690	4,964
XOMA Corp. (a)	1,576,700	6,528
		488,674
Health Care Equipment & Supplies - 0.8%
Abbott Laboratories	89,300	3,573
Align Technology, Inc. (a)	59,600	3,255
Baxter International, Inc.	38,900	2,895
Cyberonics, Inc. (a)	67,300	4,092
Insulet Corp. (a)	71,646	2,624
Steris Corp.	201,100	10,763
		27,202
Health Care Providers & Services - 0.8%
Accretive Health, Inc. (a)	596,000	4,464
BioScrip, Inc. (a)(d)	792,300	6,220
Catamaran Corp. (a)	30,500	1,344
Express Scripts Holding Co. (a)	125,167	8,946
McKesson Corp.	30,800	5,841
		26,815
Health Care Technology - 0.6%
Allscripts Healthcare Solutions, Inc. (a)	778,000	11,468
athenahealth, Inc. (a)(d)	85,900	10,902
Castlight Health, Inc. Class B (a)(d)	30,200	458
		22,828
Life Sciences Tools & Services - 0.4%
Illumina, Inc. (a)(d)	98,000	15,509
Pharmaceuticals - 1.8%
AbbVie, Inc.	156,200	8,486
Actavis PLC (a)	44,500	9,414
Allergan, Inc.	84,600	14,167
Auxilium Pharmaceuticals, Inc. (a)	253,700	5,678
Bristol-Myers Squibb Co.	167,300	8,322
Hospira, Inc. (a)	57,200	2,813
Johnson & Johnson	37,800	3,835
Mylan, Inc. (a)	57,768	2,879
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Questcor Pharmaceuticals, Inc. (d)	66,800	$ 6,021
Revance Therapeutics, Inc.	17,500	551
		62,166
TOTAL HEALTH CARE		643,194
INDUSTRIALS - 8.1%
Aerospace & Defense - 0.8%
Honeywell International, Inc.	125,800	11,718
The Boeing Co.	132,500	17,921
		29,639
Air Freight & Logistics - 1.0%
FedEx Corp.	76,400	11,014
United Parcel Service, Inc. Class B	227,400	23,622
		34,636
Airlines - 1.9%
Delta Air Lines, Inc.	169,100	6,749
Southwest Airlines Co.	561,700	14,857
Spirit Airlines, Inc. (a)	330,700	19,534
United Continental Holdings, Inc. (a)	545,100	24,186
		65,326
Construction & Engineering - 0.2%
Quanta Services, Inc. (a)	204,359	6,938
Electrical Equipment - 0.3%
Acuity Brands, Inc.	74,400	9,338
Industrial Conglomerates - 1.3%
3M Co.	69,100	9,850
Danaher Corp.	291,000	22,823
General Electric Co.	263,800	7,067
Roper Industries, Inc.	38,800	5,497
		45,237
Machinery - 0.4%
Caterpillar, Inc.	72,100	7,371
Cummins, Inc.	29,400	4,496
ITT Corp.	24,100	1,053
Xylem, Inc.	63,000	2,350
		15,270
Professional Services - 0.0%
Paylocity Holding Corp. (a)	4,100	80
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - 2.2%
CSX Corp.	324,100	$ 9,529
Hertz Global Holdings, Inc. (a)	655,400	19,347
J.B. Hunt Transport Services, Inc.	109,300	8,488
Kansas City Southern	13,600	1,462
Union Pacific Corp.	199,400	39,734
		78,560
TOTAL INDUSTRIALS		285,024
INFORMATION TECHNOLOGY - 34.1%
Communications Equipment - 1.9%
Infinera Corp. (a)	1,483,881	13,503
QUALCOMM, Inc.	582,565	46,867
Riverbed Technology, Inc. (a)	115,800	2,353
ViaSat, Inc. (a)	87,500	4,745
		67,468
Electronic Equipment & Components - 0.5%
IPG Photonics Corp. (a)	94,100	5,938
Trimble Navigation Ltd. (a)	334,700	12,073
		18,011
Internet Software & Services - 10.1%
Akamai Technologies, Inc. (a)	184,900	10,047
Cornerstone OnDemand, Inc. (a)	262,700	10,558
eBay, Inc. (a)	544,200	27,607
Facebook, Inc. Class A (a)	1,187,293	75,156
Google, Inc.:
Class A (a)	157,465	90,015
Class C (a)	157,465	88,335
LinkedIn Corp. (a)	18,800	3,010
Opower, Inc.	5,900	98
Qihoo 360 Technology Co. Ltd. ADR (a)	108,700	9,982
Rackspace Hosting, Inc. (a)	133,802	4,882
Tencent Holdings Ltd.	751,000	10,558
Trulia, Inc. (a)(d)	89,500	3,459
Twitter, Inc. (d)	128,800	4,178
Web.com Group, Inc. (a)	469,200	16,159
Wix.com Ltd. (a)	76,544	1,367
		355,411
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - 3.6%
Cognizant Technology Solutions Corp. Class A (a)	254,432	$ 12,368
IBM Corp.	117,900	21,736
MasterCard, Inc. Class A	522,000	39,907
Visa, Inc. Class A	243,600	52,333
		126,344
Semiconductors & Semiconductor Equipment - 5.1%
Applied Materials, Inc.	211,300	4,266
Applied Micro Circuits Corp. (a)	1,394,600	12,551
Broadcom Corp. Class A	152,300	4,854
Cavium, Inc. (a)	74,300	3,639
Cree, Inc. (a)(d)	782,900	37,673
Cypress Semiconductor Corp.	1,344,866	13,785
First Solar, Inc. (a)	116,900	7,222
Intel Corp.	101,900	2,784
Mellanox Technologies Ltd. (a)(d)	198,600	6,272
NVIDIA Corp.	2,130,930	40,488
Rambus, Inc. (a)	1,255,300	15,189
Silicon Laboratories, Inc. (a)	625,100	28,205
Xilinx, Inc.	60,800	2,855
		179,783
Software - 8.0%
Adobe Systems, Inc. (a)	81,800	5,279
Citrix Systems, Inc. (a)	35,500	2,200
Concur Technologies, Inc. (a)	113,500	9,689
Interactive Intelligence Group, Inc. (a)	173,000	8,769
Intuit, Inc.	72,200	5,725
Microsoft Corp.	1,103,068	45,160
NetSuite, Inc. (a)	133,800	10,770
Oracle Corp.	338,200	14,211
Qlik Technologies, Inc. (a)	237,774	5,162
Red Hat, Inc. (a)	534,930	26,811
salesforce.com, Inc. (a)	2,357,200	124,059
ServiceNow, Inc. (a)	138,600	7,250
Solera Holdings, Inc.	13,500	881
Splunk, Inc. (a)	41,100	1,720
The Rubicon Project, Inc.	13,861	176
TiVo, Inc. (a)	262,000	3,118
VMware, Inc. Class A (a)	28,700	2,770
Workday, Inc. Class A (a)	62,300	4,882
		278,632
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - 4.9%
3D Systems Corp. (a)(d)	35,700	$ 1,808
Apple, Inc.	254,858	161,328
Fusion-io, Inc. (a)(d)	618,532	4,942
Nimble Storage, Inc. (d)	4,900	124
SanDisk Corp.	49,200	4,754
		172,956
TOTAL INFORMATION TECHNOLOGY		1,198,605
MATERIALS - 2.0%
Chemicals - 1.7%
E.I. du Pont de Nemours & Co.	101,600	7,042
Eastman Chemical Co.	31,200	2,754
Metabolix, Inc. (a)(d)	203,084	167
Monsanto Co.	358,000	43,622
The Mosaic Co.	99,500	4,974
		58,559
Construction Materials - 0.0%
CaesarStone Sdot-Yam Ltd.	36,100	1,631
Metals & Mining - 0.3%
Nucor Corp.	76,800	3,888
U.S. Silica Holdings, Inc.	126,100	6,377
		10,265
TOTAL MATERIALS		70,455
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.4%
Level 3 Communications, Inc. (a)	96,700	4,221
Verizon Communications, Inc.	178,400	8,913
		13,134
Wireless Telecommunication Services - 0.2%
Sprint Corp. (a)	240,987	2,301
T-Mobile U.S., Inc. (a)	194,200	6,667
		8,968
TOTAL TELECOMMUNICATION SERVICES		22,102
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 0.2%
Independent Power and Renewable Electricity Producers - 0.0%
Ormat Technologies, Inc.	9,500	$ 283
Independent Power Producers & Energy Traders - 0.2%
NRG Energy, Inc.	150,100	5,350
TOTAL UTILITIES		5,633
TOTAL COMMON STOCKS (Cost $2,348,617)		3,487,415
Preferred Stocks - 0.3%

Convertible Preferred Stocks - 0.3%
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
aTyr Pharma, Inc. 8.00% (a)(e)	638,618	1,615
INFORMATION TECHNOLOGY - 0.2%
Software - 0.2%
Cloudera, Inc. Series F (e)	41,786	621
MongoDB, Inc. Series F, 8.00% (e)	515,124	6,377
		6,998
TOTAL CONVERTIBLE PREFERRED STOCKS		8,613
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Equilibrate Asia Therapeutics Series D (a)(e)	676,657	11
Equilibrate Worldwide Therapeutics Series D (a)(e)	676,657	27
Neuropathic Worldwide Therapeutics Series D (a)(e)	676,657	5
Oculus Worldwide Therapeutics Series D (a)(e)	676,657	8
Orchestrate U.S. Therapeutics, Inc. Series D (a)(e)	676,657	12
Orchestrate Worldwide Therapeutics Series D (a)(e)	676,657	21
		84
TOTAL PREFERRED STOCKS (Cost $10,922)		8,697
Money Market Funds - 4.0%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.10% (b)	20,239,853	$ 20,240
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	121,245,712	121,246
TOTAL MONEY MARKET FUNDS (Cost $141,486)		141,486
TOTAL INVESTMENT PORTFOLIO - 103.5% (Cost $2,501,025)		3,637,598
NET OTHER ASSETS (LIABILITIES) - (3.5)%		(121,489)
NET ASSETS - 100%		$ 3,516,109
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,697,000 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
aTyr Pharma, Inc. 8.00%	4/8/13	$ 1,615
Cloudera, Inc. Series F	2/5/14	$ 608
Equilibrate Asia Therapeutics Series D	5/17/13	$ 11
Equilibrate Worldwide Therapeutics Series D	5/17/13	$ 27
MongoDB, Inc. Series F, 8.00%	10/2/13	$ 8,615
Neuropathic Worldwide Therapeutics Series D	5/17/13	$ 5
Security	Acquisition Date	Acquisition Cost (000s)
Oculus Worldwide Therapeutics Series D	5/17/13	$ 8
Orchestrate U.S. Therapeutics, Inc. Series D	5/17/13	$ 12
Orchestrate Worldwide Therapeutics Series D	5/17/13	$ 21
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 29
Fidelity Securities Lending Cash Central Fund	614
Total	$ 643
Other Information

The following is a summary of the inputs used, as of May 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 579,618	$ 579,618	$ -	$ -
Consumer Staples	367,037	365,855	1,182	-
Energy	170,021	170,021	-	-
Financials	145,726	145,726	-	-
Health Care	644,893	643,194	-	1,699
Industrials	285,024	285,024	-	-
Information Technology	1,205,603	1,198,605	-	6,998
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Materials	$ 70,455	$ 70,455	$ -	$ -
Telecommunication Services	22,102	22,102	-	-
Utilities	5,633	5,633	-	-
Money Market Funds	141,486	141,486	-	-
Total Investments in Securities:	$ 3,637,598	$ 3,627,719	$ 1,182	$ 8,697

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $116,277) - See accompanying schedule: Unaffiliated issuers (cost $2,359,539)	$ 3,496,112
Fidelity Central Funds (cost $141,486)	141,486
Total Investments (cost $2,501,025)		$ 3,637,598
Cash		10
Foreign currency held at value (cost $23)		23
Receivable for investments sold		48,389
Receivable for fund shares sold		2,485
Dividends receivable		2,303
Distributions receivable from Fidelity Central Funds		94
Prepaid expenses		2
Other receivables		191
Total assets		3,691,095

Liabilities
Payable for investments purchased	$ 41,673
Payable for fund shares redeemed	8,858
Accrued management fee	1,463
Distribution and service plan fees payable	888
Other affiliated payables	677
Other payables and accrued expenses	181
Collateral on securities loaned, at value	121,246
Total liabilities		174,986

Net Assets		$ 3,516,109
Net Assets consist of:
Paid in capital		$ 2,596,541
Accumulated net investment loss		(10,738)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(206,267)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,136,573
Net Assets		$ 3,516,109

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($646,190.26 ÷ 11,333.628 shares)	$ 57.02

Maximum offering price per share (100/94.25 of $57.02)	$ 60.50
Class T: Net Asset Value and redemption price per share ($1,434,312.93 ÷ 25,116.055 shares)	$ 57.11

Maximum offering price per share (100/96.50 of $57.11)	$ 59.18
Class B: Net Asset Value and offering price per share ($10,272.04 ÷ 195.195 shares)A	$ 52.62

Class C: Net Asset Value and offering price per share ($198,509.89 ÷ 3,748.592 shares)A	$ 52.96

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,226,712.23 ÷ 20,625.792 shares)	$ 59.47

Class Z: Net Asset Value, offering price and redemption price per share ($111.72 ÷ 1.876 shares)	$ 59.55

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2014 (Unaudited)

Investment Income
Dividends		$ 14,534
Income from Fidelity Central Funds		643
Total income		15,177

Expenses
Management fee Basic fee	$ 9,641
Performance adjustment	880
Transfer agent fees	3,486
Distribution and service plan fees	5,425
Accounting and security lending fees	520
Custodian fees and expenses	32
Independent trustees' compensation	7
Registration fees	79
Audit	34
Legal	7
Miscellaneous	11
Total expenses before reductions	20,122
Expense reductions	(3)	20,119
Net investment income (loss)		(4,942)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	44,062
Foreign currency transactions	1
Total net realized gain (loss)		44,063
Change in net unrealized appreciation (depreciation) on: Investment securities		83,722
Net gain (loss)		127,785
Net increase (decrease) in net assets resulting from operations		$ 122,843

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2014 (Unaudited)	Year ended November 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (4,942)	$ (6,532)
Net realized gain (loss)	44,063	167,083
Change in net unrealized appreciation (depreciation)	83,722	587,055
Net increase (decrease) in net assets resulting from operations	122,843	747,606
Share transactions - net increase (decrease)	129,170	411,715
Total increase (decrease) in net assets	252,013	1,159,321

Net Assets
Beginning of period	3,264,096	2,104,775
End of period (including accumulated net investment loss of $10,738 and accumulated net investment loss of $5,796, respectively)	$ 3,516,109	$ 3,264,096

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 54.89	$ 41.34	$ 35.39	$ 32.30	$ 26.30	$ 18.92
Income from Investment Operations
Net investment income (loss) E	(.07)	(.10)	(.11)	(.08)	- J	.10
Net realized and unrealized gain (loss)	2.20	13.65	6.06	3.17	6.13	7.28
Total from investment operations	2.13	13.55	5.95	3.09	6.13	7.38
Distributions from net investment income	-	-	-	-	(.11)	-
Distributions from net realized gain	-	-	-	-	(.02)	-
Total distributions	-	-	-	-	(.13)	-
Net asset value, end of period	$ 57.02	$ 54.89	$ 41.34	$ 35.39	$ 32.30	$ 26.30
Total Return B, C, D	3.88%	32.78%	16.81%	9.57%	23.42%	39.01%
Ratios to Average Net Assets F, I
Expenses before reductions	1.11% A	1.23%	1.30%	1.08%	.90%	.80%
Expenses net of fee waivers, if any	1.11% A	1.23%	1.29%	1.08%	.90%	.80%
Expenses net of all reductions	1.11% A	1.23%	1.29%	1.07%	.90%	.80%
Net investment income (loss)	(.24)% A	(.20)%	(.29)%	(.23)%	-% H	.45%
Supplemental Data
Net assets, end of period (in millions)	$ 646	$ 555	$ 359	$ 267	$ 255	$ 236
Portfolio turnover rate G	7% A	17%	34%	31%	35%	114%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Amount represents less than .01%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 55.04	$ 41.54	$ 35.62	$ 32.58	$ 26.52	$ 19.12
Income from Investment Operations
Net investment income (loss) E	(.13)	(.19)	(.19)	(.15)	(.06)	.05
Net realized and unrealized gain (loss)	2.20	13.69	6.11	3.19	6.19	7.35
Total from investment operations	2.07	13.50	5.92	3.04	6.13	7.40
Distributions from net investment income	-	-	-	-	(.05)	-
Distributions from net realized gain	-	-	-	-	(.02)	-
Total distributions	-	-	-	-	(.07)	-
Net asset value, end of period	$ 57.11	$ 55.04	$ 41.54	$ 35.62	$ 32.58	$ 26.52
Total Return B, C, D	3.76%	32.50%	16.62%	9.33%	23.18%	38.70%
Ratios to Average Net Assets F, H
Expenses before reductions	1.33% A	1.43%	1.48%	1.25%	1.10%	1.03%
Expenses net of fee waivers, if any	1.33% A	1.43%	1.48%	1.25%	1.10%	1.03%
Expenses net of all reductions	1.33% A	1.43%	1.48%	1.25%	1.09%	1.02%
Net investment income (loss)	(.46)% A	(.40)%	(.48)%	(.40)%	(.20)%	.23%
Supplemental Data
Net assets, end of period (in millions)	$ 1,434	$ 1,426	$ 1,187	$ 1,102	$ 1,126	$ 1,051
Portfolio turnover rate G	7% A	17%	34%	31%	35%	114%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 50.87	$ 38.62	$ 33.31	$ 30.64	$ 25.01	$ 18.13
Income from Investment Operations
Net investment income (loss) E	(.28)	(.44)	(.39)	(.33)	(.21)	(.06)
Net realized and unrealized gain (loss)	2.03	12.69	5.70	3.00	5.84	6.94
Total from investment operations	1.75	12.25	5.31	2.67	5.63	6.88
Net asset value, end of period	$ 52.62	$ 50.87	$ 38.62	$ 33.31	$ 30.64	$ 25.01
Total Return B, C, D	3.44%	31.72%	15.94%	8.71%	22.51%	37.95%
Ratios to Average Net Assets F, H
Expenses before reductions	1.94% A	2.03%	2.07%	1.83%	1.66%	1.56%
Expenses net of fee waivers, if any	1.94% A	2.03%	2.05%	1.83%	1.66%	1.56%
Expenses net of all reductions	1.94% A	2.03%	2.05%	1.83%	1.65%	1.55%
Net investment income (loss)	(1.08)% A	(1.00)%	(1.05)%	(.98)%	(.76)%	(.30)%
Supplemental Data
Net assets, end of period (in millions)	$ 10	$ 12	$ 13	$ 14	$ 18	$ 21
Portfolio turnover rate G	7% A	17%	34%	31%	35%	114%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 51.17	$ 38.83	$ 33.48	$ 30.79	$ 25.14	$ 18.22
Income from Investment Operations
Net investment income (loss) E	(.26)	(.42)	(.38)	(.33)	(.21)	(.06)
Net realized and unrealized gain (loss)	2.05	12.76	5.73	3.02	5.86	6.98
Total from investment operations	1.79	12.34	5.35	2.69	5.65	6.92
Net asset value, end of period	$ 52.96	$ 51.17	$ 38.83	$ 33.48	$ 30.79	$ 25.14
Total Return B, C, D	3.50%	31.78%	15.98%	8.74%	22.47%	37.98%
Ratios to Average Net Assets F, H
Expenses before reductions	1.85% A	1.96%	2.04%	1.82%	1.65%	1.56%
Expenses net of fee waivers, if any	1.85% A	1.96%	2.03%	1.82%	1.65%	1.56%
Expenses net of all reductions	1.85% A	1.96%	2.02%	1.82%	1.65%	1.55%
Net investment income (loss)	(.99)% A	(.93)%	(1.02)%	(.97)%	(.75)%	(.30)%
Supplemental Data
Net assets, end of period (in millions)	$ 199	$ 159	$ 71	$ 47	$ 41	$ 37
Portfolio turnover rate G	7% A	17%	34%	31%	35%	114%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 57.18	$ 42.94	$ 36.63	$ 33.33	$ 27.11	$ 19.43
Income from Investment Operations
Net investment income (loss) D	.01	.05	.01	.05	.10	.17
Net realized and unrealized gain (loss)	2.28	14.19	6.30	3.25	6.33	7.51
Total from investment operations	2.29	14.24	6.31	3.30	6.43	7.68
Distributions from net investment income	-	-	-	-	(.19)	-
Distributions from net realized gain	-	-	-	-	(.02)	-
Total distributions	-	-	-	-	(.21)	-
Net asset value, end of period	$ 59.47	$ 57.18	$ 42.94	$ 36.63	$ 33.33	$ 27.11
Total Return B, C	4.00%	33.16%	17.23%	9.90%	23.86%	39.53%
Ratios to Average Net Assets E, G
Expenses before reductions	.84% A	.93%	.97%	.72%	.57%	.46%
Expenses net of fee waivers, if any	.84% A	.93%	.97%	.72%	.57%	.46%
Expenses net of all reductions	.84% A	.93%	.97%	.72%	.56%	.46%
Net investment income (loss)	.03% A	.09%	.04%	.13%	.33%	.79%
Supplemental Data
Net assets, end of period (in millions)	$ 1,227	$ 1,112	$ 475	$ 215	$ 118	$ 26
Portfolio turnover rate F	7% A	17%	34%	31%	35%	114%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class Z

	Six months ended May 31, 2014	Year ended November 30,
	(Unaudited)	2013 G
Selected Per-Share Data
Net asset value, beginning of period	$ 57.20	$ 53.30
Income from Investment Operations
Net investment income (loss) D	.05	.02
Net realized and unrealized gain (loss)	2.30	3.88
Total from investment operations	2.35	3.90
Net asset value, end of period	$ 59.55	$ 57.20
Total Return B, C	4.11%	7.32%
Ratios to Average Net Assets E, H
Expenses before reductions	.69% A	.78% A
Expenses net of fee waivers, if any	.69% A	.78% A
Expenses net of all reductions	.69% A	.78% A
Net investment income (loss)	.18% A	.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 112	$ 107
Portfolio turnover rate F	7% A	17%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period August 13, 2013 (commencement of sale of shares) to November 30, 2013.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Growth Opportunities Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Institutional Class and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,278,156
Gross unrealized depreciation	(143,402)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,134,754

Tax cost	$ 2,502,844

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (246,838)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $295,223 and $117,271, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the investment performance of the asset-weighted return of all classes as compared to its benchmark index, the Russell 1000® Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .60% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 780	$ 26
Class T	.25%	.25%	3,648	61
Class B	.75%	.25%	57	43
Class C	.75%	.25%	940	375
			$ 5,425	$ 505

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 134
Class T	28
Class B*	4
Class C*	16
$ 182

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 689.22
Class T	1,379.19
Class B	17.30
Class C	199.21
Institutional Class	1,202.20
Class Z	-**	.04
	$ 3,486

* Annualized

** Amount represents twenty-five dollars.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $6 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $2,772. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent

Semiannual Report

7. Security Lending - continued

fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $614, including $2 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $3 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by twenty-eight dollars.

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2014	Year ended November 30, 2013 A	Six months ended May 31, 2014	Year ended November 30, 2013 A
Class A
Shares sold	2,462	3,550	$ 141,488	$ 172,665
Shares redeemed	(1,243)	(2,123)	(70,288)	(101,685)
Net increase (decrease)	1,219	1,427	$ 71,200	$ 70,980
Class T
Shares sold	1,575	2,633	$ 89,843	$ 126,086
Shares redeemed	(2,365)	(5,298)	(134,620)	(251,560)
Net increase (decrease)	(790)	(2,665)	$ (44,777)	$ (125,474)
Class B
Shares sold	8	20	$ 425	$ 916
Shares redeemed	(53)	(122)	(2,768)	(5,334)
Net increase (decrease)	(45)	(102)	$ (2,343)	$ (4,418)
Class C
Shares sold	1,043	1,606	$ 55,540	$ 73,545
Shares redeemed	(402)	(315)	(20,995)	(13,899)
Net increase (decrease)	641	1,291	$ 34,545	$ 59,646
Institutional Class
Shares sold	3,957	11,525	$ 235,457	$ 569,791
Shares redeemed	(2,774)	(3,146)	(164,912)	(158,910)
Net increase (decrease)	1,183	8,379	$ 70,545	$ 410,881
Class Z
Shares sold	-	2	$ -	$ 100

A Share transactions for Class Z are for the period August 13, 2013 (commencement of sale of shares) to November 30, 2013.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research (Japan) Inc.

Fidelity Management & Research (Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

GOZ-USAN-0714
1.9585499.100

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Large Cap

Fund - Institutional Class

Semiannual Report

May 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2013 to May 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value December 1, 2013	Ending Account Value May 31, 2014	Expenses Paid During Period* December 1, 2013 to May 31, 2014
Class A	1.25%
Actual		$ 1,000.00	$ 1,071.10	$ 6.45
HypotheticalA		$ 1,000.00	$ 1,018.70	$ 6.29
Class T	1.50%
Actual		$ 1,000.00	$ 1,069.70	$ 7.74
HypotheticalA		$ 1,000.00	$ 1,017.45	$ 7.54
Class B	2.00%
Actual		$ 1,000.00	$ 1,067.10	$ 10.31
HypotheticalA		$ 1,000.00	$ 1,014.96	$ 10.05
Class C	2.00%
Actual		$ 1,000.00	$ 1,067.30	$ 10.31
HypotheticalA		$ 1,000.00	$ 1,014.96	$ 10.05
Institutional Class	1.00%
Actual		$ 1,000.00	$ 1,072.10	$ 5.17
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	3.9	3.7
Apple, Inc.	3.7	3.8
Microsoft Corp.	2.6	2.5
General Electric Co.	2.4	2.4
Citigroup, Inc.	2.1	2.1
Verizon Communications, Inc.	2.0	0.9
Target Corp.	1.9	1.5
Chevron Corp.	1.8	1.8
Comcast Corp. Class A (special) (non-vtg.)	1.7	1.4
Bank of America Corp.	1.7	1.7
	23.8
Top Five Market Sectors as of May 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	20.4	20.5
Financials	19.4	20.9
Health Care	13.5	15.2
Energy	11.1	11.7
Consumer Staples	10.8	9.0
Asset Allocation (% of fund's net assets)
As of May 31, 2014*		As of November 30, 2013**
	Stocks 97.5%		Stocks 98.3%
	Convertible Securities 0.1%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets (Liabilities) 2.4%		Short-Term Investments and Net Other Assets (Liabilities) 1.6%
* Foreign investments	12.4%	** Foreign investments	12.0%

Semiannual Report

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
CONSUMER DISCRETIONARY - 7.5%
Diversified Consumer Services - 0.3%
H&R Block, Inc.	86,217	$ 2,567,542
Hotels, Restaurants & Leisure - 1.0%
McDonald's Corp.	21,200	2,150,316
Yum! Brands, Inc.	94,838	7,331,926
		9,482,242
Leisure Products - 0.2%
NJOY, Inc. (a)(e)	115,947	1,962,531
Media - 2.9%
Comcast Corp. Class A (special) (non-vtg.)	310,337	16,087,870
Discovery Communications, Inc. Class A (a)	3,077	236,806
Time Warner, Inc.	149,559	10,443,705
		26,768,381
Multiline Retail - 1.9%
Target Corp.	318,440	18,074,654
Specialty Retail - 1.2%
Lowe's Companies, Inc.	211,679	9,965,847
Sally Beauty Holdings, Inc. (a)	26,400	676,368
Staples, Inc.	97,209	1,093,601
		11,735,816
TOTAL CONSUMER DISCRETIONARY		70,591,166
CONSUMER STAPLES - 10.8%
Beverages - 3.1%
Diageo PLC	98,300	3,165,081
Molson Coors Brewing Co. Class B	7,100	466,683
Monster Beverage Corp. (a)	18,464	1,281,032
PepsiCo, Inc.	82,940	7,326,090
Pernod Ricard SA	11,800	1,446,861
Remy Cointreau SA	13,350	1,237,468
SABMiller PLC	76,100	4,223,473
The Coca-Cola Co.	254,775	10,422,845
		29,569,533
Food & Staples Retailing - 1.5%
CVS Caremark Corp.	66,711	5,224,806
Walgreen Co.	125,155	8,999,896
		14,224,702
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - 0.6%
Kellogg Co.	65,717	$ 4,533,159
Mead Johnson Nutrition Co. Class A	13,100	1,172,057
		5,705,216
Household Products - 1.4%
Procter & Gamble Co.	156,852	12,672,073
Tobacco - 4.2%
British American Tobacco PLC sponsored ADR	115,031	13,948,659
Lorillard, Inc.	188,644	11,727,997
Philip Morris International, Inc.	101,529	8,989,378
Reynolds American, Inc.	78,200	4,663,066
		39,329,100
TOTAL CONSUMER STAPLES		101,500,624
ENERGY - 11.1%
Energy Equipment & Services - 1.8%
Cameron International Corp. (a)	63,445	4,057,308
Dresser-Rand Group, Inc. (a)	28,152	1,722,902
Ensco PLC Class A	55,150	2,904,199
National Oilwell Varco, Inc.	31,632	2,589,712
Oceaneering International, Inc.	10,000	720,500
Schlumberger Ltd.	44,405	4,619,896
		16,614,517
Oil, Gas & Consumable Fuels - 9.3%
Amyris, Inc. (a)(d)	549,073	1,877,830
Anadarko Petroleum Corp.	19,300	1,985,198
Apache Corp.	113,410	10,572,080
BG Group PLC	480,093	9,825,776
Canadian Natural Resources Ltd.	181,050	7,368,566
Chevron Corp.	137,507	16,884,485
Eni SpA	27,500	700,378
Exxon Mobil Corp.	50,598	5,086,617
Imperial Oil Ltd.	109,100	5,371,990
Occidental Petroleum Corp.	115,975	11,561,548
Peabody Energy Corp.	105,832	1,710,245
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Suncor Energy, Inc.	227,100	$ 8,740,093
The Williams Companies, Inc.	117,825	5,533,062
		87,217,868
TOTAL ENERGY		103,832,385
FINANCIALS - 19.4%
Banks - 11.1%
Bank of America Corp.	1,036,800	15,697,152
Citigroup, Inc.	422,097	20,079,154
Comerica, Inc.	14,974	718,303
JPMorgan Chase & Co.	658,673	36,602,458
PNC Financial Services Group, Inc.	40,380	3,443,203
Standard Chartered PLC (United Kingdom)	399,072	8,980,311
SunTrust Banks, Inc.	60,208	2,307,171
U.S. Bancorp	131,265	5,538,070
Wells Fargo & Co.	216,194	10,978,331
		104,344,153
Capital Markets - 3.8%
BlackRock, Inc. Class A	4,300	1,311,070
Charles Schwab Corp.	251,853	6,349,214
E*TRADE Financial Corp. (a)	58,300	1,187,571
Goldman Sachs Group, Inc.	6,100	974,841
KKR & Co. LP	135,536	3,080,733
Morgan Stanley	265,243	8,185,399
Northern Trust Corp.	78,586	4,746,594
State Street Corp.	147,658	9,637,638
		35,473,060
Consumer Finance - 0.1%
Springleaf Holdings, Inc.	38,700	908,289
Diversified Financial Services - 0.5%
KKR Renaissance Co-Invest LP unit (e)	29,500	4,811,155
Insurance - 2.7%
AIA Group Ltd.	12,600	63,139
American International Group, Inc.	117,807	6,369,824
Genworth Financial, Inc. Class A (a)	257,901	4,381,738
Lincoln National Corp.	72,636	3,483,623
MetLife, Inc.	224,785	11,448,300
		25,746,624
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 1.2%
MGIC Investment Corp. (a)	254,092	$ 2,154,700
Radian Group, Inc. (d)	606,968	8,752,479
		10,907,179
TOTAL FINANCIALS		182,190,460
HEALTH CARE - 13.5%
Biotechnology - 3.0%
Aegerion Pharmaceuticals, Inc. (a)	26,498	870,459
Alnylam Pharmaceuticals, Inc. (a)	11,400	675,906
Amgen, Inc.	68,347	7,927,569
BioCryst Pharmaceuticals, Inc. (a)	96,500	961,140
Biogen Idec, Inc. (a)	12,700	4,055,999
Clovis Oncology, Inc. (a)	35,500	1,817,955
Discovery Laboratories, Inc. (a)	347,968	650,700
Insmed, Inc. (a)	27,564	362,191
Intercept Pharmaceuticals, Inc. (a)	36,831	8,714,583
MEI Pharma, Inc. (a)	167,985	1,033,108
Synageva BioPharma Corp. (a)	7,294	591,908
XOMA Corp. (a)	127,307	527,051
		28,188,569
Health Care Equipment & Supplies - 3.5%
Abbott Laboratories	73,025	2,921,730
Accuray, Inc. (a)(d)	153,801	1,356,525
Alere, Inc. (a)	330,268	11,813,686
Boston Scientific Corp. (a)	579,186	7,430,956
Edwards Lifesciences Corp. (a)	51,360	4,170,432
St. Jude Medical, Inc.	45,800	2,972,420
Stryker Corp.	5,500	464,695
Zimmer Holdings, Inc.	13,200	1,377,420
		32,507,864
Health Care Providers & Services - 3.0%
Aetna, Inc.	29,634	2,298,117
Catamaran Corp. (a)	38,500	1,696,159
China Cord Blood Corp. (a)	86,100	384,867
Community Health Systems, Inc. (a)	44,100	1,842,057
Express Scripts Holding Co. (a)	84,510	6,039,930
McKesson Corp.	36,596	6,940,065
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Quest Diagnostics, Inc.	34,028	$ 2,037,937
UnitedHealth Group, Inc.	86,378	6,878,280
		28,117,412
Health Care Technology - 0.3%
MedAssets, Inc. (a)	142,835	3,345,196
Life Sciences Tools & Services - 0.1%
ICON PLC (a)	13,700	579,099
Pharmaceuticals - 3.6%
AbbVie, Inc.	18,100	983,373
Actavis PLC (a)	15,929	3,369,621
Cardiome Pharma Corp. (a)	82,130	578,690
Flamel Technologies SA sponsored ADR (a)	9,900	110,682
GlaxoSmithKline PLC sponsored ADR (d)	123,639	6,669,088
Jazz Pharmaceuticals PLC (a)	13,807	1,958,661
Johnson & Johnson	41,763	4,237,274
Merck & Co., Inc.	93,061	5,384,509
Novartis AG sponsored ADR	27,911	2,513,665
Teva Pharmaceutical Industries Ltd. sponsored ADR	126,691	6,396,629
The Medicines Company (a)	18,500	516,150
XenoPort, Inc. (a)	210,196	851,294
		33,569,636
TOTAL HEALTH CARE		126,307,776
INDUSTRIALS - 10.0%
Aerospace & Defense - 1.3%
Honeywell International, Inc.	21,380	1,991,547
KEYW Holding Corp. (a)(d)	135,382	1,435,049
Rolls-Royce Group PLC	99,200	1,729,302
The Boeing Co.	48,063	6,500,521
United Technologies Corp.	8,272	961,372
		12,617,791
Air Freight & Logistics - 1.5%
C.H. Robinson Worldwide, Inc.	32,858	1,966,880
FedEx Corp.	20,000	2,883,200
United Parcel Service, Inc. Class B	85,275	8,858,367
		13,708,447
Commercial Services & Supplies - 0.1%
ADT Corp. (d)	30,700	988,540
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - 0.5%
AMETEK, Inc.	34,630	$ 1,838,160
Hubbell, Inc. Class B	8,182	957,294
Schneider Electric SA (d)	17,700	1,666,745
		4,462,199
Industrial Conglomerates - 2.9%
Danaher Corp.	46,708	3,663,308
General Electric Co.	822,144	22,025,238
Roper Industries, Inc.	8,835	1,251,743
		26,940,289
Machinery - 0.8%
Caterpillar, Inc.	22,033	2,252,434
Ingersoll-Rand PLC	85,183	5,095,647
Valmont Industries, Inc.	3,796	588,190
		7,936,271
Professional Services - 0.8%
Acacia Research Corp. (d)	187,737	3,030,075
Bureau Veritas SA	57,000	1,718,714
Exova Group Ltd. PLC (a)	89,300	366,727
Michael Page International PLC	102,578	788,694
Verisk Analytics, Inc. (a)	22,000	1,302,180
		7,206,390
Road & Rail - 2.0%
CSX Corp.	325,001	9,555,029
Hertz Global Holdings, Inc. (a)	63,250	1,867,140
J.B. Hunt Transport Services, Inc.	39,600	3,075,336
Kansas City Southern	12,800	1,376,256
Norfolk Southern Corp.	32,458	3,270,144
		19,143,905
Trading Companies & Distributors - 0.1%
WESCO International, Inc. (a)	14,312	1,222,531
TOTAL INDUSTRIALS		94,226,363
INFORMATION TECHNOLOGY - 20.4%
Communications Equipment - 2.3%
Cisco Systems, Inc.	617,154	15,194,331
QUALCOMM, Inc.	83,550	6,721,598
		21,915,929
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 0.1%
Itron, Inc. (a)	15,400	$ 592,130
Internet Software & Services - 3.4%
Cornerstone OnDemand, Inc. (a)	33,000	1,326,270
Facebook, Inc. Class A (a)	27,360	1,731,888
Google, Inc.:
Class A (a)	22,156	12,665,477
Class C (a)	18,756	10,521,741
Yahoo!, Inc. (a)	159,534	5,527,853
		31,773,229
IT Services - 4.1%
Cognizant Technology Solutions Corp. Class A (a)	113,284	5,506,735
Fidelity National Information Services, Inc.	40,824	2,210,620
IBM Corp.	16,681	3,075,309
MasterCard, Inc. Class A	110,100	8,417,145
Paychex, Inc.	135,122	5,554,865
Quindell PLC	3,847,400	1,338,170
The Western Union Co.	109,912	1,777,277
Unisys Corp. (a)	75,162	1,764,052
Visa, Inc. Class A	42,780	9,190,427
		38,834,600
Semiconductors & Semiconductor Equipment - 1.6%
Applied Materials, Inc.	307,829	6,215,068
Broadcom Corp. Class A	268,525	8,557,892
		14,772,960
Software - 4.6%
Adobe Systems, Inc. (a)	45,910	2,963,031
Autodesk, Inc. (a)	113,181	5,927,289
Concur Technologies, Inc. (a)(d)	15,974	1,363,700
Imperva, Inc. (a)	13,500	281,880
Microsoft Corp.	592,454	24,255,067
Oracle Corp.	100,150	4,208,303
Parametric Technology Corp. (a)	49,482	1,820,938
salesforce.com, Inc. (a)	35,582	1,872,681
		42,692,889
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - 4.3%
Apple, Inc.	54,903	$ 34,753,599
EMC Corp.	227,420	6,040,275
		40,793,874
TOTAL INFORMATION TECHNOLOGY		191,375,611
MATERIALS - 2.7%
Chemicals - 2.1%
Airgas, Inc.	32,237	3,427,438
Chemtura Corp. (a)	32,210	804,606
E.I. du Pont de Nemours & Co.	30,615	2,121,926
Intrepid Potash, Inc. (a)(d)	67,460	1,093,527
Johnson Matthey PLC	12,700	683,762
Monsanto Co.	61,617	7,508,031
Potash Corp. of Saskatchewan, Inc.	40,500	1,469,773
Syngenta AG (Switzerland)	7,033	2,707,028
		19,816,091
Metals & Mining - 0.6%
Freeport-McMoRan Copper & Gold, Inc.	142,400	4,848,720
Walter Energy, Inc. (d)	230,004	1,122,420
		5,971,140
TOTAL MATERIALS		25,787,231
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 2.0%
Verizon Communications, Inc.	369,584	18,464,417
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
APR Energy PLC (d)	102,386	1,369,523
TOTAL COMMON STOCKS (Cost $748,766,422)		915,645,556
Preferred Stocks - 0.1%
	Shares	Value
Convertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Leisure Products - 0.1%
NJOY, Inc. Series C (e)	33,607	$ 568,835
Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Group PLC (C Shares)	9,018,200	15,116
TOTAL PREFERRED STOCKS (Cost $286,778)		583,951
Convertible Bonds - 0.0%
Principal Amount
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Amyris, Inc. 3% 2/27/17 (Cost $605,000)	$ 605,000	493,081
Money Market Funds - 4.4%
	Shares
Fidelity Cash Central Fund, 0.10% (b)	23,026,746	23,026,746
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	18,186,712	18,186,712
TOTAL MONEY MARKET FUNDS (Cost $41,213,458)		41,213,458
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $790,871,658)		957,936,046
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(19,009,499)
NET ASSETS - 100%		$ 938,926,547
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,342,521 or 0.8% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
KKR Renaissance Co-Invest LP unit	7/25/13	$ 3,112,250
NJOY, Inc.	9/11/13 - 10/24/13	$ 936,852
NJOY, Inc. Series C	6/7/13	$ 271,645
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,711
Fidelity Securities Lending Cash Central Fund	136,375
Total	$ 145,086
Other Information

The following is a summary of the inputs used, as of May 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 71,160,001	$ 68,628,635	$ -	$ 2,531,366
Consumer Staples	101,500,624	98,335,543	3,165,081	-
Energy	103,832,385	103,132,007	700,378	-
Financials	182,190,460	177,379,305	-	4,811,155
Health Care	126,307,776	126,307,776	-	-
Industrials	94,241,479	94,241,479	-	-
Information Technology	191,375,611	191,375,611	-	-
Materials	25,787,231	23,080,203	2,707,028	-
Telecommunication Services	18,464,417	18,464,417	-	-
Utilities	1,369,523	1,369,523	-	-
Corporate Bonds	493,081	-	493,081	-
Money Market Funds	41,213,458	41,213,458	-	-
Total Investments in Securities:	$ 957,936,046	$ 943,527,957	$ 7,065,568	$ 7,342,521
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	87.6%
United Kingdom	5.9%
Canada	2.7%
Ireland	1.2%
Others (Individually Less Than 1%)	2.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $17,431,029) - See accompanying schedule: Unaffiliated issuers (cost $749,658,200)	$ 916,722,588
Fidelity Central Funds (cost $41,213,458)	41,213,458
Total Investments (cost $790,871,658)		$ 957,936,046
Receivable for investments sold		2,249,392
Receivable for fund shares sold		3,292,244
Dividends receivable		1,429,541
Interest receivable		4,739
Distributions receivable from Fidelity Central Funds		29,072
Prepaid expenses		223
Receivable from investment adviser		487,909
Other receivables		1,493
Total assets		965,430,659

Liabilities
Payable for investments purchased	$ 5,004,817
Payable for fund shares redeemed	2,292,857
Accrued management fee	583,769
Distribution and service plan fees payable	208,781
Other affiliated payables	177,552
Other payables and accrued expenses	49,624
Collateral on securities loaned, at value	18,186,712
Total liabilities		26,504,112

Net Assets		$ 938,926,547
Net Assets consist of:
Paid in capital		$ 745,325,875
Undistributed net investment income		2,827,625
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		23,708,769
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		167,064,278
Net Assets		$ 938,926,547

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($286,216,010 ÷ 10,303,248 shares)	$ 27.78

Maximum offering price per share (100/94.25 of $27.78)	$ 29.47
Class T: Net Asset Value and redemption price per share ($140,465,489 ÷ 5,067,403 shares)	$ 27.72

Maximum offering price per share (100/96.50 of $27.72)	$ 28.73
Class B: Net Asset Value and offering price per share ($9,471,435 ÷ 365,443 shares)A	$ 25.92

Class C: Net Asset Value and offering price per share ($109,288,760 ÷ 4,264,877 shares)A	$ 25.63

Institutional Class: Net Asset Value, offering price and redemption price per share ($393,484,853 ÷ 13,642,469 shares)	$ 28.84

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended May 31, 2014 (Unaudited)

Investment Income
Dividends		$ 7,719,163
Interest		10,811
Income from Fidelity Central Funds		145,086
Total income		7,875,060

Expenses
Management fee Basic fee	$ 2,165,633
Performance adjustment	1,050,306
Transfer agent fees	849,789
Distribution and service plan fees	1,113,100
Accounting and security lending fees	138,715
Custodian fees and expenses	40,964
Independent trustees' compensation	1,559
Registration fees	90,273
Audit	31,109
Legal	1,961
Miscellaneous	3,922
Total expenses before reductions	5,487,331
Expense reductions	(439,869)	5,047,462
Net investment income (loss)		2,827,598
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	27,435,465
Foreign currency transactions	850
Total net realized gain (loss)		27,436,315
Change in net unrealized appreciation (depreciation) on: Investment securities	23,297,720
Assets and liabilities in foreign currencies	(917)
Total change in net unrealized appreciation (depreciation)		23,296,803
Net gain (loss)		50,733,118
Net increase (decrease) in net assets resulting from operations		$ 53,560,716

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2014 (Unaudited)	Year ended November 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,827,598	$ 8,555,777
Net realized gain (loss)	27,436,315	353,605,404
Change in net unrealized appreciation (depreciation)	23,296,803	(32,408,890)
Net increase (decrease) in net assets resulting from operations	53,560,716	329,752,291
Distributions to shareholders from net investment income	(4,161,826)	(767,567)
Distributions to shareholders from net realized gain	(46,319,909)	(3,062,648)
Total distributions	(50,481,735)	(3,830,215)
Share transactions - net increase (decrease)	285,121,501	(985,531,295)
Total increase (decrease) in net assets	288,200,482	(659,609,219)

Net Assets
Beginning of period	650,726,065	1,310,335,284
End of period (including undistributed net investment income of $2,827,625 and undistributed net investment income of $4,161,853, respectively)	$ 938,926,547	$ 650,726,065

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 28.11	$ 20.43	$ 17.57	$ 16.69	$ 15.19	$ 10.13
Income from Investment Operations
Net investment income (loss) E	.10	.16	.15	.09	.05	.06
Net realized and unrealized gain (loss)	1.73	7.61	3.30	.87	1.52	5.08
Total from investment operations	1.83	7.77	3.45	.96	1.57	5.14
Distributions from net investment income	(.22)	(.02)	(.18)	(.06)	(.07)	(.08)
Distributions from net realized gain	(1.94)	(.07)	(.41)	(.02)	-	-
Total distributions	(2.16)	(.09)	(.59)	(.08)	(.07)	(.08)
Net asset value, end of period	$ 27.78	$ 28.11	$ 20.43	$ 17.57	$ 16.69	$ 15.19
Total ReturnB, C, D	7.11%	38.16%	19.69%	5.73%	10.36%	51.10%
Ratios to Average Net Assets F, H
Expenses before reductions	1.36%A	1.26%	1.25%	1.29%	1.22%	1.16%
Expenses net of fee waivers, if any	1.25%A	1.26%	1.25%	1.29%	1.22%	1.16%
Expenses net of all reductions	1.25%A	1.24%	1.24%	1.28%	1.21%	1.15%
Net investment income (loss)	.75%A	.68%	.76%	.49%	.31%	.49%
Supplemental Data
Net assets, end of period (000 omitted)	$ 286,216	$ 214,686	$ 123,303	$ 103,670	$ 116,837	$ 112,450
Portfolio turnover rateG	33%A	54%	59%	83%	146%	185%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 28.02	$ 20.41	$ 17.51	$ 16.63	$ 15.14	$ 10.07
Income from Investment Operations
Net investment income (loss) E	.07	.10	.10	.04	.01	.03
Net realized and unrealized gain (loss)	1.72	7.59	3.29	.87	1.52	5.06
Total from investment operations	1.79	7.69	3.39	.91	1.53	5.09
Distributions from net investment income	(.15)	(.01)	(.10)	-I	(.04)	(.02)
Distributions from net realized gain	(1.94)	(.07)	(.39)	(.02)	-	-
Total distributions	(2.09)	(.08)	(.49)	(.03)J	(.04)	(.02)
Net asset value, end of period	$ 27.72	$ 28.02	$ 20.41	$ 17.51	$ 16.63	$ 15.14
Total ReturnB, C, D	6.97%	37.82%	19.39%	5.44%	10.09%	50.71%
Ratios to Average Net Assets F, H
Expenses before reductions	1.62%A	1.51%	1.49%	1.54%	1.47%	1.42%
Expenses net of fee waivers, if any	1.50%A	1.51%	1.49%	1.54%	1.47%	1.42%
Expenses net of all reductions	1.50%A	1.49%	1.49%	1.53%	1.47%	1.41%
Net investment income (loss)	.50%A	.42%	.52%	.24%	.06%	.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 140,465	$ 114,864	$ 76,151	$ 69,678	$ 76,373	$ 87,009
Portfolio turnover rateG	33%A	54%	59%	83%	146%	185%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.03 per share is comprised of distributions from net investment income of $.004 and distributions from net realized gain of $.021 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 26.24	$ 19.21	$ 16.49	$ 15.72	$ 14.35	$ 9.57
Income from Investment Operations
Net investment income (loss) E	-J	(.03)	-J	(.05)	(.07)	(.03)
Net realized and unrealized gain (loss)	1.62	7.13	3.10	.82	1.44	4.81
Total from investment operations	1.62	7.10	3.10	.77	1.37	4.78
Distributions from net realized gain	(1.94)	(.07)	(.38)	-	-	-
Net asset value, end of period	$ 25.92	$ 26.24	$ 19.21	$ 16.49	$ 15.72	$ 14.35
Total ReturnB, C, D	6.71%	37.08%	18.77%	4.90%	9.55%	49.95%
Ratios to Average Net Assets F, I
Expenses before reductions	2.20%A	2.06%	2.02%	2.04%	1.98%	1.91%
Expenses net of fee waivers, if any	2.00%A	2.06%	2.02%	2.04%	1.98%	1.91%
Expenses net of all reductions	2.00%A	2.05%	2.01%	2.04%	1.97%	1.90%
Net investment income (loss)	-%A,H	(.13)%	(.01)%	(.26)%	(.45)%	(.26)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,471	$ 10,499	$ 10,535	$ 12,839	$ 17,535	$ 21,907
Portfolio turnover rateG	33%A	54%	59%	83%	146%	185%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Amount represents less than .01%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 26.07	$ 19.08	$ 16.41	$ 15.65	$ 14.28	$ 9.53
Income from Investment Operations
Net investment income (loss) E	-J	(.02)	-J	(.04)	(.07)	(.03)
Net realized and unrealized gain (loss)	1.60	7.08	3.09	.80	1.44	4.78
Total from investment operations	1.60	7.06	3.09	.76	1.37	4.75
Distributions from net investment income	(.10)	-J	(.03)	-	-	-
Distributions from net realized gain	(1.94)	(.07)	(.39)	-	-	-
Total distributions	(2.04)	(.07)	(.42)	-	-	-
Net asset value, end of period	$ 25.63	$ 26.07	$ 19.08	$ 16.41	$ 15.65	$ 14.28
Total ReturnB, C, D	6.73%	37.14%	18.83%	4.86%	9.59%	49.84%
Ratios to Average Net Assets F, I
Expenses before reductions	2.11%A	2.00%	2.00%	2.03%	1.97%	1.91%
Expenses net of fee waivers, if any	2.00%A	2.00%	2.00%	2.03%	1.97%	1.91%
Expenses net of all reductions	2.00%A	1.99%	1.99%	2.03%	1.96%	1.90%
Net investment income (loss)	-%A,H	(.07)%	.01%	(.25)%	(.44)%	(.26)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 109,289	$ 67,780	$ 28,856	$ 24,197	$ 25,162	$ 24,650
Portfolio turnover rateG	33%A	54%	59%	83%	146%	185%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Amount represents less than .01%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 29.03	$ 21.03	$ 18.13	$ 17.22	$ 15.65	$ 10.48
Income from Investment Operations
Net investment income (loss) D	.14	.24	.22	.15	.11	.10
Net realized and unrealized gain (loss)	1.79	7.85	3.40	.89	1.57	5.22
Total from investment operations	1.93	8.09	3.62	1.04	1.68	5.32
Distributions from net investment income	(.18)	(.02)	(.31)	(.11)	(.11)	(.15)
Distributions from net realized gain	(1.94)	(.07)	(.41)	(.02)	-	-
Total distributions	(2.12)	(.09)	(.72)	(.13)	(.11)	(.15)
Net asset value, end of period	$ 28.84	$ 29.03	$ 21.03	$ 18.13	$ 17.22	$ 15.65
Total ReturnB, C	7.21%	38.62%	20.10%	6.03%	10.78%	51.54%
Ratios to Average Net Assets E, G
Expenses before reductions	1.10%A	.95%	.91%	.95%	.88%	.84%
Expenses net of fee waivers, if any	1.00%A	.95%	.91%	.95%	.88%	.84%
Expenses net of all reductions	1.00%A	.94%	.91%	.94%	.87%	.83%
Net investment income (loss)	1.00%A	.98%	1.10%	.83%	.65%	.82%
Supplemental Data
Net assets, end of period (000 omitted)	$ 393,485	$ 242,897	$ 1,071,491	$ 1,013,999	$ 876,299	$ 924,675
Portfolio turnover rateF	33%A	54%	59%	83%	146%	185%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2014 (Unaudited)

1. Organization.

Fidelity Advisor® Large Cap Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

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3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

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3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), redemptions in kind, partnerships, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 183,286,319
Gross unrealized depreciation	(19,035,549)
Net unrealized appreciation (depreciation) on securities and other investments	$ 164,250,770

Tax cost	$ 793,685,276

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $352,334,367 and $126,839,191, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .82% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 307,748	$ 9,575
Class T	.25%	.25%	319,244	2,776
Class B	.75%	.25%	50,215	38,238
Class C	.75%	.25%	435,893	159,406
			$ 1,113,100	$ 209,995

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

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Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 114,712
Class T	14,385
Class B*	2,170
Class C*	7,294
$ 138,561

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 265,558.22
Class T	142,993.22
Class B	15,224.30
Class C	94,861.22
Institutional Class	331,153.21
	$ 849,789

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

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5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $2,701 for the period.

Other. During the period the Fund recorded a reimbursement from the investment adviser for an operational error in the amount of $51,786.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $755 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $136,375, including $147 from securities loaned to FCM.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions.

The investment adviser voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through January 31, 2015. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.25%	$ 137,797
Class T	1.50%	77,442
Class B	2.00%	10,228
Class C	2.00%	49,060
Institutional Class	1.00%	161,597
		$ 436,124

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $3,744 for the period. Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2014	Year ended November 30, 2013
From net investment income
Class A	$ 1,725,368	$ 97,380
Class T	631,390	40,120
Class C	276,822	2,988
Institutional Class	1,528,246	627,079
Total	$ 4,161,826	$ 767,567

Semiannual Report

9. Distributions to Shareholders - continued

	Six months ended May 31, 2014	Year ended November 30, 2013
From net realized gain
Class A	$ 15,247,064	$ 432,999
Class T	8,130,692	258,270
Class B	772,695	37,356
Class C	5,278,091	107,120
Institutional Class	16,891,367	2,226,903
Total	$ 46,319,909	$ 3,062,648

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2014	Year ended November 30, 2013	Six months ended May 31, 2014	Year ended November 30, 2013
Class A
Shares sold	3,348,695	3,029,803	$ 90,382,518	$ 76,581,820
Reinvestment of distributions	597,975	23,308	15,576,432	490,518
Shares redeemed	(1,280,174)	(1,452,421)	(34,292,641)	(34,520,330)
Net increase (decrease)	2,666,496	1,600,690	$ 71,666,309	$ 42,552,008
Class T
Shares sold	1,138,229	1,144,172	$ 30,590,300	$ 27,872,295
Reinvestment of distributions	330,308	13,925	8,595,868	292,962
Shares redeemed	(500,885)	(790,235)	(13,514,904)	(18,493,343)
Net increase (decrease)	967,652	367,862	$ 25,671,264	$ 9,671,914
Class B
Shares sold	22,402	44,781	$ 562,810	$ 1,050,694
Reinvestment of distributions	28,643	1,700	699,229	33,725
Shares redeemed	(85,773)	(194,809)	(2,158,008)	(4,361,870)
Net increase (decrease)	(34,728)	(148,328)	$ (895,969)	$ (3,277,451)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2014	Year ended November 30, 2013	Six months ended May 31, 2014	Year ended November 30, 2013
Class C
Shares sold	1,794,282	1,380,277	$ 44,869,291	$ 31,649,256
Reinvestment of distributions	203,393	5,033	4,910,670	99,148
Shares redeemed	(332,565)	(297,963)	(8,301,761)	(6,636,716)
Net increase (decrease)	1,665,110	1,087,347	$ 41,478,200	$ 25,111,688
Institutional Class
Shares sold	5,807,089	5,489,820	$ 162,667,133	$ 135,166,774
Reinvestment of distributions	653,047	130,311	17,642,167	2,822,578
Shares redeemed	(1,185,320)	(48,206,491)A	(33,107,603)	(1,197,578,806)A
Net increase (decrease)	5,274,816	(42,586,360)	$ 147,201,697	$ (1,059,589,454)

A Amount includes in-kind redemptions.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research (Japan) Inc.

Fidelity Management & Research (Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)

LCI-USAN-0714
1.786796.111

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Large Cap

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2013 to May 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value December 1, 2013	Ending Account Value May 31, 2014	Expenses Paid During Period* December 1, 2013 to May 31, 2014
Class A	1.25%
Actual		$ 1,000.00	$ 1,071.10	$ 6.45
HypotheticalA		$ 1,000.00	$ 1,018.70	$ 6.29
Class T	1.50%
Actual		$ 1,000.00	$ 1,069.70	$ 7.74
HypotheticalA		$ 1,000.00	$ 1,017.45	$ 7.54
Class B	2.00%
Actual		$ 1,000.00	$ 1,067.10	$ 10.31
HypotheticalA		$ 1,000.00	$ 1,014.96	$ 10.05
Class C	2.00%
Actual		$ 1,000.00	$ 1,067.30	$ 10.31
HypotheticalA		$ 1,000.00	$ 1,014.96	$ 10.05
Institutional Class	1.00%
Actual		$ 1,000.00	$ 1,072.10	$ 5.17
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	3.9	3.7
Apple, Inc.	3.7	3.8
Microsoft Corp.	2.6	2.5
General Electric Co.	2.4	2.4
Citigroup, Inc.	2.1	2.1
Verizon Communications, Inc.	2.0	0.9
Target Corp.	1.9	1.5
Chevron Corp.	1.8	1.8
Comcast Corp. Class A (special) (non-vtg.)	1.7	1.4
Bank of America Corp.	1.7	1.7
	23.8
Top Five Market Sectors as of May 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	20.4	20.5
Financials	19.4	20.9
Health Care	13.5	15.2
Energy	11.1	11.7
Consumer Staples	10.8	9.0
Asset Allocation (% of fund's net assets)
As of May 31, 2014*		As of November 30, 2013**
	Stocks 97.5%		Stocks 98.3%
	Convertible Securities 0.1%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets (Liabilities) 2.4%		Short-Term Investments and Net Other Assets (Liabilities) 1.6%
* Foreign investments	12.4%	** Foreign investments	12.0%

Semiannual Report

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
CONSUMER DISCRETIONARY - 7.5%
Diversified Consumer Services - 0.3%
H&R Block, Inc.	86,217	$ 2,567,542
Hotels, Restaurants & Leisure - 1.0%
McDonald's Corp.	21,200	2,150,316
Yum! Brands, Inc.	94,838	7,331,926
		9,482,242
Leisure Products - 0.2%
NJOY, Inc. (a)(e)	115,947	1,962,531
Media - 2.9%
Comcast Corp. Class A (special) (non-vtg.)	310,337	16,087,870
Discovery Communications, Inc. Class A (a)	3,077	236,806
Time Warner, Inc.	149,559	10,443,705
		26,768,381
Multiline Retail - 1.9%
Target Corp.	318,440	18,074,654
Specialty Retail - 1.2%
Lowe's Companies, Inc.	211,679	9,965,847
Sally Beauty Holdings, Inc. (a)	26,400	676,368
Staples, Inc.	97,209	1,093,601
		11,735,816
TOTAL CONSUMER DISCRETIONARY		70,591,166
CONSUMER STAPLES - 10.8%
Beverages - 3.1%
Diageo PLC	98,300	3,165,081
Molson Coors Brewing Co. Class B	7,100	466,683
Monster Beverage Corp. (a)	18,464	1,281,032
PepsiCo, Inc.	82,940	7,326,090
Pernod Ricard SA	11,800	1,446,861
Remy Cointreau SA	13,350	1,237,468
SABMiller PLC	76,100	4,223,473
The Coca-Cola Co.	254,775	10,422,845
		29,569,533
Food & Staples Retailing - 1.5%
CVS Caremark Corp.	66,711	5,224,806
Walgreen Co.	125,155	8,999,896
		14,224,702
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - 0.6%
Kellogg Co.	65,717	$ 4,533,159
Mead Johnson Nutrition Co. Class A	13,100	1,172,057
		5,705,216
Household Products - 1.4%
Procter & Gamble Co.	156,852	12,672,073
Tobacco - 4.2%
British American Tobacco PLC sponsored ADR	115,031	13,948,659
Lorillard, Inc.	188,644	11,727,997
Philip Morris International, Inc.	101,529	8,989,378
Reynolds American, Inc.	78,200	4,663,066
		39,329,100
TOTAL CONSUMER STAPLES		101,500,624
ENERGY - 11.1%
Energy Equipment & Services - 1.8%
Cameron International Corp. (a)	63,445	4,057,308
Dresser-Rand Group, Inc. (a)	28,152	1,722,902
Ensco PLC Class A	55,150	2,904,199
National Oilwell Varco, Inc.	31,632	2,589,712
Oceaneering International, Inc.	10,000	720,500
Schlumberger Ltd.	44,405	4,619,896
		16,614,517
Oil, Gas & Consumable Fuels - 9.3%
Amyris, Inc. (a)(d)	549,073	1,877,830
Anadarko Petroleum Corp.	19,300	1,985,198
Apache Corp.	113,410	10,572,080
BG Group PLC	480,093	9,825,776
Canadian Natural Resources Ltd.	181,050	7,368,566
Chevron Corp.	137,507	16,884,485
Eni SpA	27,500	700,378
Exxon Mobil Corp.	50,598	5,086,617
Imperial Oil Ltd.	109,100	5,371,990
Occidental Petroleum Corp.	115,975	11,561,548
Peabody Energy Corp.	105,832	1,710,245
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Suncor Energy, Inc.	227,100	$ 8,740,093
The Williams Companies, Inc.	117,825	5,533,062
		87,217,868
TOTAL ENERGY		103,832,385
FINANCIALS - 19.4%
Banks - 11.1%
Bank of America Corp.	1,036,800	15,697,152
Citigroup, Inc.	422,097	20,079,154
Comerica, Inc.	14,974	718,303
JPMorgan Chase & Co.	658,673	36,602,458
PNC Financial Services Group, Inc.	40,380	3,443,203
Standard Chartered PLC (United Kingdom)	399,072	8,980,311
SunTrust Banks, Inc.	60,208	2,307,171
U.S. Bancorp	131,265	5,538,070
Wells Fargo & Co.	216,194	10,978,331
		104,344,153
Capital Markets - 3.8%
BlackRock, Inc. Class A	4,300	1,311,070
Charles Schwab Corp.	251,853	6,349,214
E*TRADE Financial Corp. (a)	58,300	1,187,571
Goldman Sachs Group, Inc.	6,100	974,841
KKR & Co. LP	135,536	3,080,733
Morgan Stanley	265,243	8,185,399
Northern Trust Corp.	78,586	4,746,594
State Street Corp.	147,658	9,637,638
		35,473,060
Consumer Finance - 0.1%
Springleaf Holdings, Inc.	38,700	908,289
Diversified Financial Services - 0.5%
KKR Renaissance Co-Invest LP unit (e)	29,500	4,811,155
Insurance - 2.7%
AIA Group Ltd.	12,600	63,139
American International Group, Inc.	117,807	6,369,824
Genworth Financial, Inc. Class A (a)	257,901	4,381,738
Lincoln National Corp.	72,636	3,483,623
MetLife, Inc.	224,785	11,448,300
		25,746,624
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 1.2%
MGIC Investment Corp. (a)	254,092	$ 2,154,700
Radian Group, Inc. (d)	606,968	8,752,479
		10,907,179
TOTAL FINANCIALS		182,190,460
HEALTH CARE - 13.5%
Biotechnology - 3.0%
Aegerion Pharmaceuticals, Inc. (a)	26,498	870,459
Alnylam Pharmaceuticals, Inc. (a)	11,400	675,906
Amgen, Inc.	68,347	7,927,569
BioCryst Pharmaceuticals, Inc. (a)	96,500	961,140
Biogen Idec, Inc. (a)	12,700	4,055,999
Clovis Oncology, Inc. (a)	35,500	1,817,955
Discovery Laboratories, Inc. (a)	347,968	650,700
Insmed, Inc. (a)	27,564	362,191
Intercept Pharmaceuticals, Inc. (a)	36,831	8,714,583
MEI Pharma, Inc. (a)	167,985	1,033,108
Synageva BioPharma Corp. (a)	7,294	591,908
XOMA Corp. (a)	127,307	527,051
		28,188,569
Health Care Equipment & Supplies - 3.5%
Abbott Laboratories	73,025	2,921,730
Accuray, Inc. (a)(d)	153,801	1,356,525
Alere, Inc. (a)	330,268	11,813,686
Boston Scientific Corp. (a)	579,186	7,430,956
Edwards Lifesciences Corp. (a)	51,360	4,170,432
St. Jude Medical, Inc.	45,800	2,972,420
Stryker Corp.	5,500	464,695
Zimmer Holdings, Inc.	13,200	1,377,420
		32,507,864
Health Care Providers & Services - 3.0%
Aetna, Inc.	29,634	2,298,117
Catamaran Corp. (a)	38,500	1,696,159
China Cord Blood Corp. (a)	86,100	384,867
Community Health Systems, Inc. (a)	44,100	1,842,057
Express Scripts Holding Co. (a)	84,510	6,039,930
McKesson Corp.	36,596	6,940,065
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Quest Diagnostics, Inc.	34,028	$ 2,037,937
UnitedHealth Group, Inc.	86,378	6,878,280
		28,117,412
Health Care Technology - 0.3%
MedAssets, Inc. (a)	142,835	3,345,196
Life Sciences Tools & Services - 0.1%
ICON PLC (a)	13,700	579,099
Pharmaceuticals - 3.6%
AbbVie, Inc.	18,100	983,373
Actavis PLC (a)	15,929	3,369,621
Cardiome Pharma Corp. (a)	82,130	578,690
Flamel Technologies SA sponsored ADR (a)	9,900	110,682
GlaxoSmithKline PLC sponsored ADR (d)	123,639	6,669,088
Jazz Pharmaceuticals PLC (a)	13,807	1,958,661
Johnson & Johnson	41,763	4,237,274
Merck & Co., Inc.	93,061	5,384,509
Novartis AG sponsored ADR	27,911	2,513,665
Teva Pharmaceutical Industries Ltd. sponsored ADR	126,691	6,396,629
The Medicines Company (a)	18,500	516,150
XenoPort, Inc. (a)	210,196	851,294
		33,569,636
TOTAL HEALTH CARE		126,307,776
INDUSTRIALS - 10.0%
Aerospace & Defense - 1.3%
Honeywell International, Inc.	21,380	1,991,547
KEYW Holding Corp. (a)(d)	135,382	1,435,049
Rolls-Royce Group PLC	99,200	1,729,302
The Boeing Co.	48,063	6,500,521
United Technologies Corp.	8,272	961,372
		12,617,791
Air Freight & Logistics - 1.5%
C.H. Robinson Worldwide, Inc.	32,858	1,966,880
FedEx Corp.	20,000	2,883,200
United Parcel Service, Inc. Class B	85,275	8,858,367
		13,708,447
Commercial Services & Supplies - 0.1%
ADT Corp. (d)	30,700	988,540
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - 0.5%
AMETEK, Inc.	34,630	$ 1,838,160
Hubbell, Inc. Class B	8,182	957,294
Schneider Electric SA (d)	17,700	1,666,745
		4,462,199
Industrial Conglomerates - 2.9%
Danaher Corp.	46,708	3,663,308
General Electric Co.	822,144	22,025,238
Roper Industries, Inc.	8,835	1,251,743
		26,940,289
Machinery - 0.8%
Caterpillar, Inc.	22,033	2,252,434
Ingersoll-Rand PLC	85,183	5,095,647
Valmont Industries, Inc.	3,796	588,190
		7,936,271
Professional Services - 0.8%
Acacia Research Corp. (d)	187,737	3,030,075
Bureau Veritas SA	57,000	1,718,714
Exova Group Ltd. PLC (a)	89,300	366,727
Michael Page International PLC	102,578	788,694
Verisk Analytics, Inc. (a)	22,000	1,302,180
		7,206,390
Road & Rail - 2.0%
CSX Corp.	325,001	9,555,029
Hertz Global Holdings, Inc. (a)	63,250	1,867,140
J.B. Hunt Transport Services, Inc.	39,600	3,075,336
Kansas City Southern	12,800	1,376,256
Norfolk Southern Corp.	32,458	3,270,144
		19,143,905
Trading Companies & Distributors - 0.1%
WESCO International, Inc. (a)	14,312	1,222,531
TOTAL INDUSTRIALS		94,226,363
INFORMATION TECHNOLOGY - 20.4%
Communications Equipment - 2.3%
Cisco Systems, Inc.	617,154	15,194,331
QUALCOMM, Inc.	83,550	6,721,598
		21,915,929
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 0.1%
Itron, Inc. (a)	15,400	$ 592,130
Internet Software & Services - 3.4%
Cornerstone OnDemand, Inc. (a)	33,000	1,326,270
Facebook, Inc. Class A (a)	27,360	1,731,888
Google, Inc.:
Class A (a)	22,156	12,665,477
Class C (a)	18,756	10,521,741
Yahoo!, Inc. (a)	159,534	5,527,853
		31,773,229
IT Services - 4.1%
Cognizant Technology Solutions Corp. Class A (a)	113,284	5,506,735
Fidelity National Information Services, Inc.	40,824	2,210,620
IBM Corp.	16,681	3,075,309
MasterCard, Inc. Class A	110,100	8,417,145
Paychex, Inc.	135,122	5,554,865
Quindell PLC	3,847,400	1,338,170
The Western Union Co.	109,912	1,777,277
Unisys Corp. (a)	75,162	1,764,052
Visa, Inc. Class A	42,780	9,190,427
		38,834,600
Semiconductors & Semiconductor Equipment - 1.6%
Applied Materials, Inc.	307,829	6,215,068
Broadcom Corp. Class A	268,525	8,557,892
		14,772,960
Software - 4.6%
Adobe Systems, Inc. (a)	45,910	2,963,031
Autodesk, Inc. (a)	113,181	5,927,289
Concur Technologies, Inc. (a)(d)	15,974	1,363,700
Imperva, Inc. (a)	13,500	281,880
Microsoft Corp.	592,454	24,255,067
Oracle Corp.	100,150	4,208,303
Parametric Technology Corp. (a)	49,482	1,820,938
salesforce.com, Inc. (a)	35,582	1,872,681
		42,692,889
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - 4.3%
Apple, Inc.	54,903	$ 34,753,599
EMC Corp.	227,420	6,040,275
		40,793,874
TOTAL INFORMATION TECHNOLOGY		191,375,611
MATERIALS - 2.7%
Chemicals - 2.1%
Airgas, Inc.	32,237	3,427,438
Chemtura Corp. (a)	32,210	804,606
E.I. du Pont de Nemours & Co.	30,615	2,121,926
Intrepid Potash, Inc. (a)(d)	67,460	1,093,527
Johnson Matthey PLC	12,700	683,762
Monsanto Co.	61,617	7,508,031
Potash Corp. of Saskatchewan, Inc.	40,500	1,469,773
Syngenta AG (Switzerland)	7,033	2,707,028
		19,816,091
Metals & Mining - 0.6%
Freeport-McMoRan Copper & Gold, Inc.	142,400	4,848,720
Walter Energy, Inc. (d)	230,004	1,122,420
		5,971,140
TOTAL MATERIALS		25,787,231
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 2.0%
Verizon Communications, Inc.	369,584	18,464,417
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
APR Energy PLC (d)	102,386	1,369,523
TOTAL COMMON STOCKS (Cost $748,766,422)		915,645,556
Preferred Stocks - 0.1%
	Shares	Value
Convertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Leisure Products - 0.1%
NJOY, Inc. Series C (e)	33,607	$ 568,835
Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Group PLC (C Shares)	9,018,200	15,116
TOTAL PREFERRED STOCKS (Cost $286,778)		583,951
Convertible Bonds - 0.0%
Principal Amount
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Amyris, Inc. 3% 2/27/17 (Cost $605,000)	$ 605,000	493,081
Money Market Funds - 4.4%
	Shares
Fidelity Cash Central Fund, 0.10% (b)	23,026,746	23,026,746
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	18,186,712	18,186,712
TOTAL MONEY MARKET FUNDS (Cost $41,213,458)		41,213,458
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $790,871,658)		957,936,046
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(19,009,499)
NET ASSETS - 100%		$ 938,926,547
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,342,521 or 0.8% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
KKR Renaissance Co-Invest LP unit	7/25/13	$ 3,112,250
NJOY, Inc.	9/11/13 - 10/24/13	$ 936,852
NJOY, Inc. Series C	6/7/13	$ 271,645
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,711
Fidelity Securities Lending Cash Central Fund	136,375
Total	$ 145,086
Other Information

The following is a summary of the inputs used, as of May 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 71,160,001	$ 68,628,635	$ -	$ 2,531,366
Consumer Staples	101,500,624	98,335,543	3,165,081	-
Energy	103,832,385	103,132,007	700,378	-
Financials	182,190,460	177,379,305	-	4,811,155
Health Care	126,307,776	126,307,776	-	-
Industrials	94,241,479	94,241,479	-	-
Information Technology	191,375,611	191,375,611	-	-
Materials	25,787,231	23,080,203	2,707,028	-
Telecommunication Services	18,464,417	18,464,417	-	-
Utilities	1,369,523	1,369,523	-	-
Corporate Bonds	493,081	-	493,081	-
Money Market Funds	41,213,458	41,213,458	-	-
Total Investments in Securities:	$ 957,936,046	$ 943,527,957	$ 7,065,568	$ 7,342,521
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	87.6%
United Kingdom	5.9%
Canada	2.7%
Ireland	1.2%
Others (Individually Less Than 1%)	2.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $17,431,029) - See accompanying schedule: Unaffiliated issuers (cost $749,658,200)	$ 916,722,588
Fidelity Central Funds (cost $41,213,458)	41,213,458
Total Investments (cost $790,871,658)		$ 957,936,046
Receivable for investments sold		2,249,392
Receivable for fund shares sold		3,292,244
Dividends receivable		1,429,541
Interest receivable		4,739
Distributions receivable from Fidelity Central Funds		29,072
Prepaid expenses		223
Receivable from investment adviser		487,909
Other receivables		1,493
Total assets		965,430,659

Liabilities
Payable for investments purchased	$ 5,004,817
Payable for fund shares redeemed	2,292,857
Accrued management fee	583,769
Distribution and service plan fees payable	208,781
Other affiliated payables	177,552
Other payables and accrued expenses	49,624
Collateral on securities loaned, at value	18,186,712
Total liabilities		26,504,112

Net Assets		$ 938,926,547
Net Assets consist of:
Paid in capital		$ 745,325,875
Undistributed net investment income		2,827,625
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		23,708,769
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		167,064,278
Net Assets		$ 938,926,547

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($286,216,010 ÷ 10,303,248 shares)	$ 27.78

Maximum offering price per share (100/94.25 of $27.78)	$ 29.47
Class T: Net Asset Value and redemption price per share ($140,465,489 ÷ 5,067,403 shares)	$ 27.72

Maximum offering price per share (100/96.50 of $27.72)	$ 28.73
Class B: Net Asset Value and offering price per share ($9,471,435 ÷ 365,443 shares)A	$ 25.92

Class C: Net Asset Value and offering price per share ($109,288,760 ÷ 4,264,877 shares)A	$ 25.63

Institutional Class: Net Asset Value, offering price and redemption price per share ($393,484,853 ÷ 13,642,469 shares)	$ 28.84

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended May 31, 2014 (Unaudited)

Investment Income
Dividends		$ 7,719,163
Interest		10,811
Income from Fidelity Central Funds		145,086
Total income		7,875,060

Expenses
Management fee Basic fee	$ 2,165,633
Performance adjustment	1,050,306
Transfer agent fees	849,789
Distribution and service plan fees	1,113,100
Accounting and security lending fees	138,715
Custodian fees and expenses	40,964
Independent trustees' compensation	1,559
Registration fees	90,273
Audit	31,109
Legal	1,961
Miscellaneous	3,922
Total expenses before reductions	5,487,331
Expense reductions	(439,869)	5,047,462
Net investment income (loss)		2,827,598
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	27,435,465
Foreign currency transactions	850
Total net realized gain (loss)		27,436,315
Change in net unrealized appreciation (depreciation) on: Investment securities	23,297,720
Assets and liabilities in foreign currencies	(917)
Total change in net unrealized appreciation (depreciation)		23,296,803
Net gain (loss)		50,733,118
Net increase (decrease) in net assets resulting from operations		$ 53,560,716

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2014 (Unaudited)	Year ended November 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,827,598	$ 8,555,777
Net realized gain (loss)	27,436,315	353,605,404
Change in net unrealized appreciation (depreciation)	23,296,803	(32,408,890)
Net increase (decrease) in net assets resulting from operations	53,560,716	329,752,291
Distributions to shareholders from net investment income	(4,161,826)	(767,567)
Distributions to shareholders from net realized gain	(46,319,909)	(3,062,648)
Total distributions	(50,481,735)	(3,830,215)
Share transactions - net increase (decrease)	285,121,501	(985,531,295)
Total increase (decrease) in net assets	288,200,482	(659,609,219)

Net Assets
Beginning of period	650,726,065	1,310,335,284
End of period (including undistributed net investment income of $2,827,625 and undistributed net investment income of $4,161,853, respectively)	$ 938,926,547	$ 650,726,065

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 28.11	$ 20.43	$ 17.57	$ 16.69	$ 15.19	$ 10.13
Income from Investment Operations
Net investment income (loss) E	.10	.16	.15	.09	.05	.06
Net realized and unrealized gain (loss)	1.73	7.61	3.30	.87	1.52	5.08
Total from investment operations	1.83	7.77	3.45	.96	1.57	5.14
Distributions from net investment income	(.22)	(.02)	(.18)	(.06)	(.07)	(.08)
Distributions from net realized gain	(1.94)	(.07)	(.41)	(.02)	-	-
Total distributions	(2.16)	(.09)	(.59)	(.08)	(.07)	(.08)
Net asset value, end of period	$ 27.78	$ 28.11	$ 20.43	$ 17.57	$ 16.69	$ 15.19
Total ReturnB, C, D	7.11%	38.16%	19.69%	5.73%	10.36%	51.10%
Ratios to Average Net Assets F, H
Expenses before reductions	1.36%A	1.26%	1.25%	1.29%	1.22%	1.16%
Expenses net of fee waivers, if any	1.25%A	1.26%	1.25%	1.29%	1.22%	1.16%
Expenses net of all reductions	1.25%A	1.24%	1.24%	1.28%	1.21%	1.15%
Net investment income (loss)	.75%A	.68%	.76%	.49%	.31%	.49%
Supplemental Data
Net assets, end of period (000 omitted)	$ 286,216	$ 214,686	$ 123,303	$ 103,670	$ 116,837	$ 112,450
Portfolio turnover rateG	33%A	54%	59%	83%	146%	185%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 28.02	$ 20.41	$ 17.51	$ 16.63	$ 15.14	$ 10.07
Income from Investment Operations
Net investment income (loss) E	.07	.10	.10	.04	.01	.03
Net realized and unrealized gain (loss)	1.72	7.59	3.29	.87	1.52	5.06
Total from investment operations	1.79	7.69	3.39	.91	1.53	5.09
Distributions from net investment income	(.15)	(.01)	(.10)	-I	(.04)	(.02)
Distributions from net realized gain	(1.94)	(.07)	(.39)	(.02)	-	-
Total distributions	(2.09)	(.08)	(.49)	(.03)J	(.04)	(.02)
Net asset value, end of period	$ 27.72	$ 28.02	$ 20.41	$ 17.51	$ 16.63	$ 15.14
Total ReturnB, C, D	6.97%	37.82%	19.39%	5.44%	10.09%	50.71%
Ratios to Average Net Assets F, H
Expenses before reductions	1.62%A	1.51%	1.49%	1.54%	1.47%	1.42%
Expenses net of fee waivers, if any	1.50%A	1.51%	1.49%	1.54%	1.47%	1.42%
Expenses net of all reductions	1.50%A	1.49%	1.49%	1.53%	1.47%	1.41%
Net investment income (loss)	.50%A	.42%	.52%	.24%	.06%	.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 140,465	$ 114,864	$ 76,151	$ 69,678	$ 76,373	$ 87,009
Portfolio turnover rateG	33%A	54%	59%	83%	146%	185%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.03 per share is comprised of distributions from net investment income of $.004 and distributions from net realized gain of $.021 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 26.24	$ 19.21	$ 16.49	$ 15.72	$ 14.35	$ 9.57
Income from Investment Operations
Net investment income (loss) E	-J	(.03)	-J	(.05)	(.07)	(.03)
Net realized and unrealized gain (loss)	1.62	7.13	3.10	.82	1.44	4.81
Total from investment operations	1.62	7.10	3.10	.77	1.37	4.78
Distributions from net realized gain	(1.94)	(.07)	(.38)	-	-	-
Net asset value, end of period	$ 25.92	$ 26.24	$ 19.21	$ 16.49	$ 15.72	$ 14.35
Total ReturnB, C, D	6.71%	37.08%	18.77%	4.90%	9.55%	49.95%
Ratios to Average Net Assets F, I
Expenses before reductions	2.20%A	2.06%	2.02%	2.04%	1.98%	1.91%
Expenses net of fee waivers, if any	2.00%A	2.06%	2.02%	2.04%	1.98%	1.91%
Expenses net of all reductions	2.00%A	2.05%	2.01%	2.04%	1.97%	1.90%
Net investment income (loss)	-%A,H	(.13)%	(.01)%	(.26)%	(.45)%	(.26)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,471	$ 10,499	$ 10,535	$ 12,839	$ 17,535	$ 21,907
Portfolio turnover rateG	33%A	54%	59%	83%	146%	185%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Amount represents less than .01%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 26.07	$ 19.08	$ 16.41	$ 15.65	$ 14.28	$ 9.53
Income from Investment Operations
Net investment income (loss) E	-J	(.02)	-J	(.04)	(.07)	(.03)
Net realized and unrealized gain (loss)	1.60	7.08	3.09	.80	1.44	4.78
Total from investment operations	1.60	7.06	3.09	.76	1.37	4.75
Distributions from net investment income	(.10)	-J	(.03)	-	-	-
Distributions from net realized gain	(1.94)	(.07)	(.39)	-	-	-
Total distributions	(2.04)	(.07)	(.42)	-	-	-
Net asset value, end of period	$ 25.63	$ 26.07	$ 19.08	$ 16.41	$ 15.65	$ 14.28
Total ReturnB, C, D	6.73%	37.14%	18.83%	4.86%	9.59%	49.84%
Ratios to Average Net Assets F, I
Expenses before reductions	2.11%A	2.00%	2.00%	2.03%	1.97%	1.91%
Expenses net of fee waivers, if any	2.00%A	2.00%	2.00%	2.03%	1.97%	1.91%
Expenses net of all reductions	2.00%A	1.99%	1.99%	2.03%	1.96%	1.90%
Net investment income (loss)	-%A,H	(.07)%	.01%	(.25)%	(.44)%	(.26)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 109,289	$ 67,780	$ 28,856	$ 24,197	$ 25,162	$ 24,650
Portfolio turnover rateG	33%A	54%	59%	83%	146%	185%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Amount represents less than .01%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 29.03	$ 21.03	$ 18.13	$ 17.22	$ 15.65	$ 10.48
Income from Investment Operations
Net investment income (loss) D	.14	.24	.22	.15	.11	.10
Net realized and unrealized gain (loss)	1.79	7.85	3.40	.89	1.57	5.22
Total from investment operations	1.93	8.09	3.62	1.04	1.68	5.32
Distributions from net investment income	(.18)	(.02)	(.31)	(.11)	(.11)	(.15)
Distributions from net realized gain	(1.94)	(.07)	(.41)	(.02)	-	-
Total distributions	(2.12)	(.09)	(.72)	(.13)	(.11)	(.15)
Net asset value, end of period	$ 28.84	$ 29.03	$ 21.03	$ 18.13	$ 17.22	$ 15.65
Total ReturnB, C	7.21%	38.62%	20.10%	6.03%	10.78%	51.54%
Ratios to Average Net Assets E, G
Expenses before reductions	1.10%A	.95%	.91%	.95%	.88%	.84%
Expenses net of fee waivers, if any	1.00%A	.95%	.91%	.95%	.88%	.84%
Expenses net of all reductions	1.00%A	.94%	.91%	.94%	.87%	.83%
Net investment income (loss)	1.00%A	.98%	1.10%	.83%	.65%	.82%
Supplemental Data
Net assets, end of period (000 omitted)	$ 393,485	$ 242,897	$ 1,071,491	$ 1,013,999	$ 876,299	$ 924,675
Portfolio turnover rateF	33%A	54%	59%	83%	146%	185%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2014 (Unaudited)

1. Organization.

Fidelity Advisor® Large Cap Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), redemptions in kind, partnerships, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 183,286,319
Gross unrealized depreciation	(19,035,549)
Net unrealized appreciation (depreciation) on securities and other investments	$ 164,250,770

Tax cost	$ 793,685,276

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $352,334,367 and $126,839,191, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .82% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 307,748	$ 9,575
Class T	.25%	.25%	319,244	2,776
Class B	.75%	.25%	50,215	38,238
Class C	.75%	.25%	435,893	159,406
			$ 1,113,100	$ 209,995

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 114,712
Class T	14,385
Class B*	2,170
Class C*	7,294
$ 138,561

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 265,558.22
Class T	142,993.22
Class B	15,224.30
Class C	94,861.22
Institutional Class	331,153.21
	$ 849,789

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $2,701 for the period.

Other. During the period the Fund recorded a reimbursement from the investment adviser for an operational error in the amount of $51,786.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $755 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $136,375, including $147 from securities loaned to FCM.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions.

The investment adviser voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through January 31, 2015. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.25%	$ 137,797
Class T	1.50%	77,442
Class B	2.00%	10,228
Class C	2.00%	49,060
Institutional Class	1.00%	161,597
		$ 436,124

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $3,744 for the period. Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2014	Year ended November 30, 2013
From net investment income
Class A	$ 1,725,368	$ 97,380
Class T	631,390	40,120
Class C	276,822	2,988
Institutional Class	1,528,246	627,079
Total	$ 4,161,826	$ 767,567

Semiannual Report

9. Distributions to Shareholders - continued

	Six months ended May 31, 2014	Year ended November 30, 2013
From net realized gain
Class A	$ 15,247,064	$ 432,999
Class T	8,130,692	258,270
Class B	772,695	37,356
Class C	5,278,091	107,120
Institutional Class	16,891,367	2,226,903
Total	$ 46,319,909	$ 3,062,648

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2014	Year ended November 30, 2013	Six months ended May 31, 2014	Year ended November 30, 2013
Class A
Shares sold	3,348,695	3,029,803	$ 90,382,518	$ 76,581,820
Reinvestment of distributions	597,975	23,308	15,576,432	490,518
Shares redeemed	(1,280,174)	(1,452,421)	(34,292,641)	(34,520,330)
Net increase (decrease)	2,666,496	1,600,690	$ 71,666,309	$ 42,552,008
Class T
Shares sold	1,138,229	1,144,172	$ 30,590,300	$ 27,872,295
Reinvestment of distributions	330,308	13,925	8,595,868	292,962
Shares redeemed	(500,885)	(790,235)	(13,514,904)	(18,493,343)
Net increase (decrease)	967,652	367,862	$ 25,671,264	$ 9,671,914
Class B
Shares sold	22,402	44,781	$ 562,810	$ 1,050,694
Reinvestment of distributions	28,643	1,700	699,229	33,725
Shares redeemed	(85,773)	(194,809)	(2,158,008)	(4,361,870)
Net increase (decrease)	(34,728)	(148,328)	$ (895,969)	$ (3,277,451)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2014	Year ended November 30, 2013	Six months ended May 31, 2014	Year ended November 30, 2013
Class C
Shares sold	1,794,282	1,380,277	$ 44,869,291	$ 31,649,256
Reinvestment of distributions	203,393	5,033	4,910,670	99,148
Shares redeemed	(332,565)	(297,963)	(8,301,761)	(6,636,716)
Net increase (decrease)	1,665,110	1,087,347	$ 41,478,200	$ 25,111,688
Institutional Class
Shares sold	5,807,089	5,489,820	$ 162,667,133	$ 135,166,774
Reinvestment of distributions	653,047	130,311	17,642,167	2,822,578
Shares redeemed	(1,185,320)	(48,206,491)A	(33,107,603)	(1,197,578,806)A
Net increase (decrease)	5,274,816	(42,586,360)	$ 147,201,697	$ (1,059,589,454)

A Amount includes in-kind redemptions.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research (Japan) Inc.

Fidelity Management & Research (Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)

LC-USAN-0714
1.786795.111

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Small Cap

Fund - Institutional Class

Semiannual Report

May 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2013 to May 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value December 1, 2013	Ending Account Value May 31, 2014	Expenses Paid During Period* December 1, 2013 to May 31, 2014
Class A	.97%
Actual		$ 1,000.00	$ 1,035.10	$ 4.92
HypotheticalA		$ 1,000.00	$ 1,020.09	$ 4.89
Class T	1.19%
Actual		$ 1,000.00	$ 1,033.90	$ 6.03
HypotheticalA		$ 1,000.00	$ 1,019.00	$ 5.99
Class B	1.80%
Actual		$ 1,000.00	$ 1,030.80	$ 9.11
HypotheticalA		$ 1,000.00	$ 1,015.96	$ 9.05
Class C	1.73%
Actual		$ 1,000.00	$ 1,031.20	$ 8.76
HypotheticalA		$ 1,000.00	$ 1,016.31	$ 8.70
Institutional Class	.70%
Actual		$ 1,000.00	$ 1,036.30	$ 3.55
HypotheticalA		$ 1,000.00	$ 1,021.44	$ 3.53
Class Z	.54%
Actual		$ 1,000.00	$ 1,037.30	$ 2.74
HypotheticalA		$ 1,000.00	$ 1,022.24	$ 2.72

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Community Health Systems, Inc.	2.1	0.9
Darling International, Inc.	2.0	1.0
VeriFone Systems, Inc.	2.0	0.8
Global Payments, Inc.	2.0	1.8
Primerica, Inc.	1.9	1.7
Office Depot, Inc.	1.8	1.7
The Ensign Group, Inc.	1.8	1.6
WESCO International, Inc.	1.7	1.5
CDW Corp.	1.7	1.1
RenaissanceRe Holdings Ltd.	1.7	0.8
	18.7
Top Five Market Sectors as of May 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.2	19.2
Information Technology	18.7	16.7
Industrials	16.8	14.7
Consumer Discretionary	15.6	16.3
Health Care	12.1	11.3
Asset Allocation (% of fund's net assets)
As of May 31, 2014 *		As of November 30, 2013 **
	Stocks and Equity Futures 99.1%		Stocks and Equity Futures 99.7%
	Other Investments 0.6%		Other Investments 0.0%
	Short-Term Investments and Net Other Assets (Liabilities) 0.3%		Short-Term Investments and Net Other Assets (Liabilities) 0.3%
* Foreign investments	18.3%	** Foreign investments	19.7%

Semiannual Report

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 15.6%
Diversified Consumer Services - 1.6%
Best Bridal, Inc. (e)(f)	2,800,000	$ 16,719
Grand Canyon Education, Inc. (a)	350,000	15,418
Meiko Network Japan Co. Ltd. (f)	1,577,900	18,464
		50,601
Hotels, Restaurants & Leisure - 1.3%
Bally Technologies, Inc. (a)	400,000	23,600
Texas Roadhouse, Inc. Class A	650,000	16,432
		40,032
Household Durables - 1.7%
Iida Group Holdings Co. Ltd.	1,100,000	16,638
Tupperware Brands Corp.	440,000	36,837
		53,475
Leisure Products - 1.0%
Smith & Wesson Holding Corp. (a)(e)	2,000,000	31,760
Media - 1.1%
Harte-Hanks, Inc.	3,100,000	22,041
John Wiley & Sons, Inc. Class A	234,800	12,862
		34,903
Multiline Retail - 1.0%
Big Lots, Inc. (a)	700,000	29,708
Specialty Retail - 4.5%
Aarons, Inc. Class A	1,100,000	36,124
Genesco, Inc. (a)	500,000	37,445
Jumbo SA (a)	840,909	12,540
Office Depot, Inc. (a)	11,000,000	56,320
		142,429
Textiles, Apparel & Luxury Goods - 3.4%
Crocs, Inc. (a)	1,500,000	22,395
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	800,000	35,600
Steven Madden Ltd. (a)	1,100,000	35,046
Wolverine World Wide, Inc.	500,000	12,935
		105,976
TOTAL CONSUMER DISCRETIONARY		488,884
CONSUMER STAPLES - 3.9%
Food & Staples Retailing - 1.9%
Ain Pharmaciez, Inc.	100,000	4,563
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Sundrug Co. Ltd.	600,000	$ 26,991
Tsuruha Holdings, Inc.	500,000	26,877
		58,431
Food Products - 2.0%
Darling International, Inc. (a)	3,200,000	63,968
TOTAL CONSUMER STAPLES		122,399
ENERGY - 6.6%
Energy Equipment & Services - 5.0%
Cathedral Energy Services Ltd. (f)	3,141,600	14,226
Key Energy Services, Inc. (a)	4,400,000	35,420
McDermott International, Inc. (a)(e)	2,000,000	14,520
Oil States International, Inc. (a)	320,000	34,426
Oil States International, Inc. (a)(i)	200,000	12,170
Pason Systems, Inc.	1,300,000	35,428
Western Energy Services Corp. (a)(g)	1,080,720	10,844
		157,034
Oil, Gas & Consumable Fuels - 1.6%
World Fuel Services Corp.	1,100,000	50,996
TOTAL ENERGY		208,030
FINANCIALS - 20.6%
Banks - 5.2%
Bank of the Ozarks, Inc.	250,000	14,760
East West Bancorp, Inc.	1,000,000	33,480
Investors Bancorp, Inc.	3,316,300	35,816
Prosperity Bancshares, Inc.	300,000	17,439
Square 1 Financial, Inc. Class A	930,652	17,580
Umpqua Holdings Corp.	1,357,724	22,497
Wilshire Bancorp, Inc.	2,200,000	22,198
		163,770
Consumer Finance - 0.9%
EZCORP, Inc. (non-vtg.) Class A (a)	1,765,700	21,577
Portfolio Recovery Associates, Inc. (a)	113,728	6,345
		27,922
Insurance - 7.8%
CNO Financial Group, Inc.	2,200,000	35,486
Enstar Group Ltd. (a)	180,000	25,362
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
HCC Insurance Holdings, Inc.	750,000	$ 35,235
Primerica, Inc.	1,300,000	58,552
Reinsurance Group of America, Inc.	500,000	39,080
RenaissanceRe Holdings Ltd.	500,000	52,085
		245,800
Real Estate Investment Trusts - 6.3%
Corrections Corp. of America	1,150,000	37,410
EPR Properties	750,000	40,440
Equity Lifestyle Properties, Inc.	350,000	15,309
MFA Financial, Inc.	3,900,000	32,097
National Health Investors, Inc.	550,000	34,496
Rouse Properties, Inc.	1,400,000	22,848
Sovran Self Storage, Inc.	200,000	15,360
		197,960
Real Estate Management & Development - 0.4%
Relo Holdings Corp.	200,000	11,562
TOTAL FINANCIALS		647,014
HEALTH CARE - 12.1%
Biotechnology - 1.1%
United Therapeutics Corp. (a)	350,000	33,509
Health Care Equipment & Supplies - 1.1%
The Cooper Companies, Inc.	270,000	34,835
Health Care Providers & Services - 7.1%
AmSurg Corp. (a)	713,000	32,285
Community Health Systems, Inc. (a)	1,600,000	66,829
Health Net, Inc. (a)	700,000	27,986
MEDNAX, Inc. (a)	300,000	17,289
Providence Service Corp. (a)	600,000	24,120
The Ensign Group, Inc. (f)	1,200,000	56,280
		224,789
Pharmaceuticals - 2.8%
Jazz Pharmaceuticals PLC (a)	150,000	21,279
Phibro Animal Health Corp. Class A	1,301,400	24,766
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Prestige Brands Holdings, Inc. (a)	650,000	$ 22,230
Sawai Pharmaceutical Co. Ltd.	300,000	18,706
		86,981
TOTAL HEALTH CARE		380,114
INDUSTRIALS - 16.8%
Aerospace & Defense - 2.8%
Engility Holdings, Inc. (a)	600,000	23,190
Moog, Inc. Class A (a)	400,000	28,824
Teledyne Technologies, Inc. (a)	400,000	37,908
		89,922
Commercial Services & Supplies - 3.9%
Deluxe Corp.	500,000	28,045
Mitie Group PLC	5,600,000	31,474
UniFirst Corp.	250,000	24,738
West Corp.	1,500,000	40,200
		124,457
Construction & Engineering - 0.9%
Badger Daylighting Ltd.	900,000	29,051
Machinery - 4.5%
Federal Signal Corp.	1,800,000	24,696
Hy-Lok Corp. (f)	699,000	20,956
Standex International Corp.	450,000	33,228
TriMas Corp. (a)	900,000	31,599
Valmont Industries, Inc.	200,000	30,990
		141,469
Marine - 0.3%
SITC International Holdings Co. Ltd.	19,000,000	8,308
Professional Services - 0.4%
Benefit One, Inc.	1,500,000	11,325
Trading Companies & Distributors - 3.3%
Aceto Corp.	1,200,000	20,916
Textainer Group Holdings Ltd.	750,000	29,055
WESCO International, Inc. (a)	620,000	52,960
		102,931
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Transportation Infrastructure - 0.7%
Wesco Aircraft Holdings, Inc. (a)	1,000,000	$ 21,740
TOTAL INDUSTRIALS		529,203
INFORMATION TECHNOLOGY - 18.7%
Electronic Equipment & Components - 6.0%
Belden, Inc.	400,000	28,796
CDW Corp.	1,800,000	52,938
Insight Enterprises, Inc. (a)	900,000	24,462
ScanSource, Inc. (a)	350,000	12,985
SYNNEX Corp. (a)	500,000	33,055
Zebra Technologies Corp. Class A (a)	500,000	37,150
		189,386
Internet Software & Services - 2.3%
Conversant, Inc. (a)(e)	1,300,000	30,654
Perficient, Inc. (a)	800,000	14,112
Stamps.com, Inc. (a)(f)	850,000	27,472
		72,238
IT Services - 7.5%
EPAM Systems, Inc. (a)	1,000,000	42,070
Genpact Ltd. (a)	1,300,000	21,905
Global Payments, Inc.	900,000	61,704
Syntel, Inc. (a)	350,000	28,315
VeriFone Systems, Inc. (a)	1,900,000	62,339
WEX, Inc. (a)	200,000	19,258
		235,591
Software - 2.9%
NIIT Technologies Ltd. (f)	3,800,000	25,126
Sword Group (f)	587,339	15,933
Verint Systems, Inc. (a)	620,000	28,725
Zensar Technologies Ltd. (f)	3,500,000	21,602
		91,386
TOTAL INFORMATION TECHNOLOGY		588,601
MATERIALS - 1.8%
Chemicals - 0.9%
PolyOne Corp.	700,000	28,091
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Containers & Packaging - 0.9%
Sealed Air Corp.	900,000	$ 29,637
TOTAL MATERIALS		57,728
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Amcom Telecommunications Ltd.	1,700,000	3,449
Asia Satellite Telecommunications Holdings Ltd.	800,000	3,230
iiNet Ltd.	500,000	3,453
		10,132
UTILITIES - 0.5%
Gas Utilities - 0.5%
New Jersey Resources Corp.	300,000	16,503
TOTAL COMMON STOCKS (Cost $2,363,126)		3,048,608
U.S. Treasury Obligations - 0.1%
		Principal Amount (000s)(d)
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.04% 7/17/14 to 8/21/14 (j) (Cost $3,230)		$ 3,230	3,230
Preferred Securities - 0.6%

FINANCIALS - 0.6%
Diversified Financial Services - 0.6%
Baggot Securities Ltd. 10.24% (g)(h) (Cost $18,643)	EUR	12,000	18,349
Money Market Funds - 4.0%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.10% (b)	91,089,172	$ 91,089
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	34,652,403	34,652
TOTAL MONEY MARKET FUNDS (Cost $125,741)		125,741
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $2,510,740)		3,195,928
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(51,432)
NET ASSETS - 100%		$ 3,144,496
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
601 ICE Russell 2000 Index Contracts (United States)	June 2014	$ 68,105	$ 785

The face value of futures purchased as a percentage of net assets is 2.2%
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $29,193,000 or 0.9% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,230,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 52
Fidelity Securities Lending Cash Central Fund	450
Total	$ 502
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Atrium Innovations, Inc.	$ 46,147	$ -	$ 44,191	$ -	$ -
Badger Daylighting Ltd.	60,809	365	39,687	179	-
Best Bridal, Inc.	18,568	69	-	120	16,719
Cathedral Energy Services Ltd.	14,931	-	-	407	14,226
Hy-Lok Corp.	10,584	7,747	-	110	20,956
Meiko Network Japan Co. Ltd.	16,280	-	-	222	18,464
NIIT Technologies Ltd.	19,396	-	-	-	25,126
Stamps.com, Inc.	40,385	-	1,143	-	27,472
Sword Group	12,673	-	-	693	15,933
The Ensign Group, Inc.	55,437	-	1,216	168	56,280
Zensar Technologies Ltd.	18,120	-	-	224	21,602
Total	$ 313,330	$ 8,181	$ 86,237	$ 2,123	$ 216,778
Other Information

The following is a summary of the inputs used, as of May 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 488,884	$ 437,063	$ 51,821	$ -
Consumer Staples	122,399	63,968	58,431	-
Energy	208,030	208,030	-	-
Financials	647,014	635,452	11,562	-
Health Care	380,114	361,408	18,706	-
Industrials	529,203	517,878	11,325	-
Information Technology	588,601	588,601	-	-
Materials	57,728	57,728	-	-
Telecommunication Services	10,132	10,132	-	-
Utilities	16,503	16,503	-	-
U.S. Government and Government Agency Obligations	3,230	-	3,230	-
Preferred Securities	18,349	-	18,349	-
Money Market Funds	125,741	125,741	-	-
Total Investments in Securities:	$ 3,195,928	$ 3,022,504	$ 173,424	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 785	$ 785	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended May 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$ 142,028
Level 2 to Level 1	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 785	$ -
Total Value of Derivatives	$ 785	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	81.7%
Japan	4.9%
Bermuda	4.2%
Canada	2.8%
India	1.5%
Ireland	1.3%
United Kingdom	1.0%
Others (Individually Less Than 1%)	2.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $33,273) - See accompanying schedule: Unaffiliated issuers (cost $2,217,958)	$ 2,853,409
Fidelity Central Funds (cost $125,741)	125,741
Other affiliated issuers (cost $167,041)	216,778
Total Investments (cost $2,510,740)		$ 3,195,928
Cash		1,161
Receivable for investments sold		7,064
Receivable for fund shares sold		2,120
Dividends receivable		1,982
Distributions receivable from Fidelity Central Funds		61
Prepaid expenses		1
Other receivables		20
Total assets		3,208,337

Liabilities
Payable for investments purchased Regular delivery	$ 10,503
Delayed delivery	8,025
Payable for fund shares redeemed	7,437
Accrued management fee	1,166
Distribution and service plan fees payable	957
Payable for daily variation margin for derivative instruments	397
Other affiliated payables	640
Other payables and accrued expenses	64
Collateral on securities loaned, at value	34,652
Total liabilities		63,841

Net Assets		$ 3,144,496
Net Assets consist of:
Paid in capital		$ 2,156,674
Undistributed net investment income		446
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		301,403
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		685,973
Net Assets		$ 3,144,496

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,163,937 ÷ 41,081.09 shares)	$ 28.33

Maximum offering price per share (100/94.25 of $28.33)	$ 30.06
Class T: Net Asset Value and redemption price per share ($1,018,055 ÷ 37,723.85 shares)	$ 26.99

Maximum offering price per share (100/96.50 of $26.99)	$ 27.97
Class B: Net Asset Value and offering price per share ($34,661 ÷ 1,470.86 shares)A	$ 23.57

Class C: Net Asset Value and offering price per share ($320,040 ÷ 13,385.45 shares)A	$ 23.91

Institutional Class: Net Asset Value, offering price and redemption price per share ($601,049 ÷ 19,939.56 shares)	$ 30.14

Class Z: Net Asset Value, offering price and redemption price per share ($6,754 ÷ 224.54 shares)	$ 30.08

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended May 31, 2014 (Unaudited)

Investment Income
Dividends (including $2,123 earned from other affiliated issuers)		$ 18,443
Income from Fidelity Central Funds		502
Total income		18,945

Expenses
Management fee Basic fee	$ 11,384
Performance adjustment	(4,040)
Transfer agent fees	3,477
Distribution and service plan fees	5,892
Accounting and security lending fees	483
Custodian fees and expenses	64
Independent trustees' compensation	7
Registration fees	80
Audit	41
Legal	5
Miscellaneous	14
Total expenses before reductions	17,407
Expense reductions	(66)	17,341
Net investment income (loss)		1,604
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	270,300
Other affiliated issuers	41,108
Foreign currency transactions	(673)
Futures contracts	4,698
Total net realized gain (loss)		315,433
Change in net unrealized appreciation (depreciation) on: Investment securities	(202,925)
Assets and liabilities in foreign currencies	13
Futures contracts	(6,553)
Total change in net unrealized appreciation (depreciation)		(209,465)
Net gain (loss)		105,968
Net increase (decrease) in net assets resulting from operations		$ 107,572

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2014 (Unaudited)	Year ended November 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,604	$ 15,726
Net realized gain (loss)	315,433	686,475
Change in net unrealized appreciation (depreciation)	(209,465)	501,751
Net increase (decrease) in net assets resulting from operations	107,572	1,203,952
Distributions to shareholders from net investment income	(1,611)	(9,250)
Distributions to shareholders from net realized gain	(400,187)	(2,080)
Total distributions	(401,798)	(11,330)
Share transactions - net increase (decrease)	(34,544)	(1,450,861)
Total increase (decrease) in net assets	(328,770)	(258,239)

Net Assets
Beginning of period	3,473,266	3,731,505
End of period (including undistributed net investment income of $446 and undistributed net investment income of $453, respectively)	$ 3,144,496	$ 3,473,266

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 30.96	$ 22.45	$ 23.60	$ 24.35	$ 21.00	$ 17.69
Income from Investment Operations
Net investment income (loss)E	.03	.12H	(.03)	(.09)I	(.13)	(.03)
Net realized and unrealized gain (loss)	.85	8.45	.79	.67	3.48	4.09
Total from investment operations	.88	8.57	.76	.58	3.35	4.06
Distributions from net investment income	(.01)	(.05)	-	-	-	(.03)
Distributions from net realized gain	(3.50)	(.01)	(1.91)	(1.33)	-	(.72)
Total distributions	(3.51)	(.06)	(1.91)	(1.33)	-	(.75)
Net asset value, end of period	$ 28.33	$ 30.96	$ 22.45	$ 23.60	$ 24.35	$ 21.00
Total ReturnB, C, D	3.51%	38.30%	3.87%	2.17%	15.95%	24.04%
Ratios to Average Net Assets F, J
Expenses before reductions	.97%A	1.01%	1.06%	1.31%	1.44%	1.53%
Expenses net of fee waivers, if any	.97%A	1.01%	1.06%	1.31%	1.40%	1.40%
Expenses net of all reductions	.97%A	1.00%	1.06%	1.31%	1.40%	1.40%
Net investment income (loss)	.20%A	.46%H	(.13)%	(.35)%I	(.58)%	(.16)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,164	$ 1,263	$ 1,212	$ 1,461	$ 1,501	$ 1,223
Portfolio turnover rateG	51%A	34%	69%	38%	43%	46%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .29%.

I Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.50)%.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 29.69	$ 21.52	$ 22.75	$ 23.57	$ 20.37	$ 17.20
Income from Investment Operations
Net investment income (loss)E	-K	.06H	(.07)	(.13)I	(.18)	(.07)
Net realized and unrealized gain (loss)	.80	8.13	.75	.64	3.38	3.96
Total from investment operations	.80	8.19	.68	.51	3.20	3.89
Distributions from net investment income	-	(.01)	-	-	-	-
Distributions from net realized gain	(3.50)	(.01)	(1.91)	(1.33)	-	(.72)
Total distributions	(3.50)	(.02)	(1.91)	(1.33)	-	(.72)
Net asset value, end of period	$ 26.99	$ 29.69	$ 21.52	$ 22.75	$ 23.57	$ 20.37
Total ReturnB, C, D	3.39%	38.11%	3.64%	1.94%	15.71%	23.69%
Ratios to Average Net Assets F, J
Expenses before reductions	1.19%A	1.22%	1.26%	1.51%	1.63%	1.74%
Expenses net of fee waivers, if any	1.19%A	1.22%	1.26%	1.51%	1.63%	1.65%
Expenses net of all reductions	1.19%A	1.21%	1.25%	1.51%	1.63%	1.65%
Net investment income (loss)	(.02)%A	.25%H	(.33)%	(.55)%I	(.81)%	(.41)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,018	$ 1,113	$ 1,054	$ 1,244	$ 1,356	$ 1,277
Portfolio turnover rateG	51%A	34%	69%	38%	43%	46%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .09%.

I Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.70)%.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 26.45	$ 19.27	$ 20.69	$ 21.66	$ 18.82	$ 16.02
Income from Investment Operations
Net investment income (loss)E	(.07)	(.08)H	(.18)	(.25)I	(.27)	(.15)
Net realized and unrealized gain (loss)	.69	7.26	.67	.61	3.11	3.67
Total from investment operations	.62	7.18	.49	.36	2.84	3.52
Distributions from net realized gain	(3.50)	-	(1.91)	(1.33)	-	(.72)
Net asset value, end of period	$ 23.57	$ 26.45	$ 19.27	$ 20.69	$ 21.66	$ 18.82
Total ReturnB, C, D	3.08%	37.26%	3.03%	1.39%	15.09%	23.10%
Ratios to Average Net Assets F, J
Expenses before reductions	1.80%A	1.81%	1.85%	2.10%	2.22%	2.31%
Expenses net of fee waivers, if any	1.80%A	1.81%	1.85%	2.10%	2.15%	2.15%
Expenses net of all reductions	1.79%A	1.80%	1.84%	2.10%	2.14%	2.15%
Net investment income (loss)	(.63)%A	(.34)%H	(.92)%	(1.14)%I	(1.33)%	(.91)%
Supplemental Data
Net assets, end of period (in millions)	$ 35	$ 40	$ 40	$ 55	$ 76	$ 89
Portfolio turnover rateG	51%A	34%	69%	38%	43%	46%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.51)%.

I Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.29)%.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 26.77	$ 19.50	$ 20.90	$ 21.87	$ 19.00	$ 16.16
Income from Investment Operations
Net investment income (loss)E	(.07)	(.07)H	(.17)	(.24)I	(.27)	(.15)
Net realized and unrealized gain (loss)	.71	7.34	.68	.60	3.14	3.71
Total from investment operations	.64	7.27	.51	.36	2.87	3.56
Distributions from net realized gain	(3.50)	-	(1.91)	(1.33)	-	(.72)
Net asset value, end of period	$ 23.91	$ 26.77	$ 19.50	$ 20.90	$ 21.87	$ 19.00
Total ReturnB, C, D	3.12%	37.28%	3.10%	1.37%	15.11%	23.15%
Ratios to Average Net Assets F, J
Expenses before reductions	1.73%A	1.76%	1.81%	2.06%	2.18%	2.28%
Expenses net of fee waivers, if any	1.73%A	1.76%	1.81%	2.06%	2.15%	2.15%
Expenses net of all reductions	1.72%A	1.75%	1.80%	2.05%	2.14%	2.15%
Net investment income (loss)	(.56)%A	(.29)%H	(.88)%	(1.10)%I	(1.33)%	(.91)%
Supplemental Data
Net assets, end of period (in millions)	$ 320	$ 334	$ 284	$ 328	$ 336	$ 299
Portfolio turnover rateG	51%A	34%	69%	38%	43%	46%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.45)%.

I Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.25)%.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 32.73	$ 23.73	$ 24.77	$ 25.42	$ 21.86	$ 18.42
Income from Investment Operations
Net investment income (loss)D	.07	.21G	.04	(.01)H	(.07)	.02
Net realized and unrealized gain (loss)	.90	8.94	.83	.69	3.63	4.24
Total from investment operations	.97	9.15	.87	.68	3.56	4.26
Distributions from net investment income	(.06)	(.13)	-	-	-	(.10)
Distributions from net realized gain	(3.50)	(.01)	(1.91)	(1.33)	-	(.72)
Total distributions	(3.56)	(.15)J	(1.91)	(1.33)	-	(.82)
Net asset value, end of period	$ 30.14	$ 32.73	$ 23.73	$ 24.77	$ 25.42	$ 21.86
Total ReturnB, C	3.63%	38.79%	4.15%	2.49%	16.29%	24.31%
Ratios to Average Net Assets E, I
Expenses before reductions	.70%A	.71%	.75%	1.01%	1.12%	1.21%
Expenses net of fee waivers, if any	.70%A	.71%	.75%	1.01%	1.12%	1.15%
Expenses net of all reductions	.69%A	.70%	.74%	1.00%	1.12%	1.15%
Net investment income (loss)	.47%A	.76%G	.18%	(.05)%H	(.30)%	.09%
Supplemental Data
Net assets, end of period (in millions)	$ 601	$ 718	$ 1,141	$ 1,314	$ 1,165	$ 977
Portfolio turnover rateF	51%A	34%	69%	38%	43%	46%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .59%.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.19)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.15 per share is comprised of distributions from net investment income of $.133 and distributions from net realized gain of $.014 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class Z

	Six months ended May 31, 2014	Year ended November 30,
	(Unaudited)	2013H
Selected Per-Share Data
Net asset value, beginning of period	$ 32.74	$ 29.79
Income from Investment Operations
Net investment income (loss)D	.09	.02G
Net realized and unrealized gain (loss)	.91	2.93
Total from investment operations	1.00	2.95
Distributions from net investment income	(.16)	-
Distributions from net realized gain	(3.50)	-
Total distributions	(3.66)	-
Net asset value, end of period	$ 30.08	$ 32.74
Total ReturnB, C	3.73%	9.90%
Ratios to Average Net Assets E, I
Expenses before reductions	.54%A	.56%A
Expenses net of fee waivers, if any	.54%A	.56%A
Expenses net of all reductions	.54%A	.55%A
Net investment income (loss)	.63%A	.26%A, G
Supplemental Data
Net assets, end of period (in millions)	$ 7	$ 5
Portfolio turnover rateF	51%A	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been .09%.

H For the period August 13, 2013 (commencement of sale of shares) to November 30, 2013.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of long-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Small Cap Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Institutional Class and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are

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3. Significant Accounting Policies - continued

Investment Valuation - continued

limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities and U.S. government and government agency obligations, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2014, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), redemptions in kind, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 762,749
Gross unrealized depreciation	(77,561)
Net unrealized appreciation (depreciation) on securities and other investments	$ 685,188

Tax cost	$ 2,510,740

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and

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4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $4,698 and a change in net unrealized appreciation (depreciation) of $(6,553) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $795,959 and $1,043,311, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment advisor)and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to its benchmark index, the Russell 2000 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .45% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 1,492	$ 17
Class T	.25%	.25%	2,607	15
Class B	.75%	.25%	184	138
Class C	.75%	.25%	1,609	123
			$ 5,892	$ 293

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

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6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 83
Class T	14
Class B*	17
Class C*	7
$ 121

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 1,361.23
Class T	1,031.20
Class B	55.30
Class C	371.23
Institutional Class	658.20
Class Z	1.05
	$ 3,477

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $28 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $450, including three hundred and twenty-two dollars from securities loaned to FCM.

Semiannual Report

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $66 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2014	Year ended November 30, 2013
From net investment income
Class A	$ 284	$ 2,598
Class T	-	386
Institutional Class	1,305	6,266
Class Z	22	-
Total	$ 1,611	$ 9,250
From net realized gain
Class A	$ 142,771	$ 743
Class T	131,370	678
Class B	5,267	-
Class C	43,783	-
Institutional Class	76,492	659
Class Z	504	-
Total	$ 400,187	$ 2,080

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2014	Year ended November 30, 2013A	Six months ended May 31, 2014	Year ended November 30, 2013A
Class A
Shares sold	3,113	8,347	$ 86,167	$ 219,693
Reinvestment of distributions	4,985	140	134,212	3,122
Shares redeemed	(7,818)	(21,663)	(216,800)	(562,269)
Net increase (decrease)	280	(13,176)	$ 3,579	$ (339,454)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

11. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2014	Year ended November 30, 2013A	Six months ended May 31, 2014	Year ended November 30, 2013A
Class T
Shares sold	3,171	7,343	$ 83,720	$ 185,578
Reinvestment of distributions	4,931	47	126,639	1,017
Shares redeemed	(7,885)	(18,873)	(208,168)	(469,350)
Net increase (decrease)	217	(11,483)	$ 2,191	$ (282,755)
Class B
Shares sold	11	15	$ 258	$ 339
Reinvestment of distributions	220	-	4,958	-
Shares redeemed	(267)	(591)	(6,178)	(13,025)
Net increase (decrease)	(36)	(576)	$ (962)	$ (12,686)
Class C
Shares sold	801	1,802	$ 18,785	$ 41,461
Reinvestment of distributions	1,754	-	40,042	-
Shares redeemed	(1,637)	(3,914)	(38,396)	(89,461)
Net increase (decrease)	918	(2,112)	$ 20,431	$ (48,000)
Institutional Class
Shares sold	2,765	9,471	$ 81,272	$ 253,670
Reinvestment of distributions	2,348	264	67,135	6,205
Shares redeemed	(7,115)	(35,873)B	(210,479)	(1,032,519)B
Net increase (decrease)	(2,002)	(26,138)	$ (62,072)	$ (772,644)
Class Z
Shares sold	94	146	$ 2,725	$ 4,691
Reinvestment of distributions	18	-	526	-
Shares redeemed	(33)	-*	(962)	(13)
Net increase (decrease)	79	146	$ 2,289	$ 4,678

A Share transactions for Class Z are for the period August 13, 2013 (commencement of sale of shares) to November 30, 2013.

B Amount includes in-kind redemptions.

* Amount represents three hundred eighty eight.

Semiannual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)

ASCFI-USAN-0714
1.786802.111

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Small Cap

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2013 to May 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value December 1, 2013	Ending Account Value May 31, 2014	Expenses Paid During Period* December 1, 2013 to May 31, 2014
Class A	.97%
Actual		$ 1,000.00	$ 1,035.10	$ 4.92
HypotheticalA		$ 1,000.00	$ 1,020.09	$ 4.89
Class T	1.19%
Actual		$ 1,000.00	$ 1,033.90	$ 6.03
HypotheticalA		$ 1,000.00	$ 1,019.00	$ 5.99
Class B	1.80%
Actual		$ 1,000.00	$ 1,030.80	$ 9.11
HypotheticalA		$ 1,000.00	$ 1,015.96	$ 9.05
Class C	1.73%
Actual		$ 1,000.00	$ 1,031.20	$ 8.76
HypotheticalA		$ 1,000.00	$ 1,016.31	$ 8.70
Institutional Class	.70%
Actual		$ 1,000.00	$ 1,036.30	$ 3.55
HypotheticalA		$ 1,000.00	$ 1,021.44	$ 3.53
Class Z	.54%
Actual		$ 1,000.00	$ 1,037.30	$ 2.74
HypotheticalA		$ 1,000.00	$ 1,022.24	$ 2.72

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Community Health Systems, Inc.	2.1	0.9
Darling International, Inc.	2.0	1.0
VeriFone Systems, Inc.	2.0	0.8
Global Payments, Inc.	2.0	1.8
Primerica, Inc.	1.9	1.7
Office Depot, Inc.	1.8	1.7
The Ensign Group, Inc.	1.8	1.6
WESCO International, Inc.	1.7	1.5
CDW Corp.	1.7	1.1
RenaissanceRe Holdings Ltd.	1.7	0.8
	18.7
Top Five Market Sectors as of May 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.2	19.2
Information Technology	18.7	16.7
Industrials	16.8	14.7
Consumer Discretionary	15.6	16.3
Health Care	12.1	11.3
Asset Allocation (% of fund's net assets)
As of May 31, 2014 *		As of November 30, 2013 **
	Stocks and Equity Futures 99.1%		Stocks and Equity Futures 99.7%
	Other Investments 0.6%		Other Investments 0.0%
	Short-Term Investments and Net Other Assets (Liabilities) 0.3%		Short-Term Investments and Net Other Assets (Liabilities) 0.3%
* Foreign investments	18.3%	** Foreign investments	19.7%

Semiannual Report

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 15.6%
Diversified Consumer Services - 1.6%
Best Bridal, Inc. (e)(f)	2,800,000	$ 16,719
Grand Canyon Education, Inc. (a)	350,000	15,418
Meiko Network Japan Co. Ltd. (f)	1,577,900	18,464
		50,601
Hotels, Restaurants & Leisure - 1.3%
Bally Technologies, Inc. (a)	400,000	23,600
Texas Roadhouse, Inc. Class A	650,000	16,432
		40,032
Household Durables - 1.7%
Iida Group Holdings Co. Ltd.	1,100,000	16,638
Tupperware Brands Corp.	440,000	36,837
		53,475
Leisure Products - 1.0%
Smith & Wesson Holding Corp. (a)(e)	2,000,000	31,760
Media - 1.1%
Harte-Hanks, Inc.	3,100,000	22,041
John Wiley & Sons, Inc. Class A	234,800	12,862
		34,903
Multiline Retail - 1.0%
Big Lots, Inc. (a)	700,000	29,708
Specialty Retail - 4.5%
Aarons, Inc. Class A	1,100,000	36,124
Genesco, Inc. (a)	500,000	37,445
Jumbo SA (a)	840,909	12,540
Office Depot, Inc. (a)	11,000,000	56,320
		142,429
Textiles, Apparel & Luxury Goods - 3.4%
Crocs, Inc. (a)	1,500,000	22,395
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	800,000	35,600
Steven Madden Ltd. (a)	1,100,000	35,046
Wolverine World Wide, Inc.	500,000	12,935
		105,976
TOTAL CONSUMER DISCRETIONARY		488,884
CONSUMER STAPLES - 3.9%
Food & Staples Retailing - 1.9%
Ain Pharmaciez, Inc.	100,000	4,563
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Sundrug Co. Ltd.	600,000	$ 26,991
Tsuruha Holdings, Inc.	500,000	26,877
		58,431
Food Products - 2.0%
Darling International, Inc. (a)	3,200,000	63,968
TOTAL CONSUMER STAPLES		122,399
ENERGY - 6.6%
Energy Equipment & Services - 5.0%
Cathedral Energy Services Ltd. (f)	3,141,600	14,226
Key Energy Services, Inc. (a)	4,400,000	35,420
McDermott International, Inc. (a)(e)	2,000,000	14,520
Oil States International, Inc. (a)	320,000	34,426
Oil States International, Inc. (a)(i)	200,000	12,170
Pason Systems, Inc.	1,300,000	35,428
Western Energy Services Corp. (a)(g)	1,080,720	10,844
		157,034
Oil, Gas & Consumable Fuels - 1.6%
World Fuel Services Corp.	1,100,000	50,996
TOTAL ENERGY		208,030
FINANCIALS - 20.6%
Banks - 5.2%
Bank of the Ozarks, Inc.	250,000	14,760
East West Bancorp, Inc.	1,000,000	33,480
Investors Bancorp, Inc.	3,316,300	35,816
Prosperity Bancshares, Inc.	300,000	17,439
Square 1 Financial, Inc. Class A	930,652	17,580
Umpqua Holdings Corp.	1,357,724	22,497
Wilshire Bancorp, Inc.	2,200,000	22,198
		163,770
Consumer Finance - 0.9%
EZCORP, Inc. (non-vtg.) Class A (a)	1,765,700	21,577
Portfolio Recovery Associates, Inc. (a)	113,728	6,345
		27,922
Insurance - 7.8%
CNO Financial Group, Inc.	2,200,000	35,486
Enstar Group Ltd. (a)	180,000	25,362
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
HCC Insurance Holdings, Inc.	750,000	$ 35,235
Primerica, Inc.	1,300,000	58,552
Reinsurance Group of America, Inc.	500,000	39,080
RenaissanceRe Holdings Ltd.	500,000	52,085
		245,800
Real Estate Investment Trusts - 6.3%
Corrections Corp. of America	1,150,000	37,410
EPR Properties	750,000	40,440
Equity Lifestyle Properties, Inc.	350,000	15,309
MFA Financial, Inc.	3,900,000	32,097
National Health Investors, Inc.	550,000	34,496
Rouse Properties, Inc.	1,400,000	22,848
Sovran Self Storage, Inc.	200,000	15,360
		197,960
Real Estate Management & Development - 0.4%
Relo Holdings Corp.	200,000	11,562
TOTAL FINANCIALS		647,014
HEALTH CARE - 12.1%
Biotechnology - 1.1%
United Therapeutics Corp. (a)	350,000	33,509
Health Care Equipment & Supplies - 1.1%
The Cooper Companies, Inc.	270,000	34,835
Health Care Providers & Services - 7.1%
AmSurg Corp. (a)	713,000	32,285
Community Health Systems, Inc. (a)	1,600,000	66,829
Health Net, Inc. (a)	700,000	27,986
MEDNAX, Inc. (a)	300,000	17,289
Providence Service Corp. (a)	600,000	24,120
The Ensign Group, Inc. (f)	1,200,000	56,280
		224,789
Pharmaceuticals - 2.8%
Jazz Pharmaceuticals PLC (a)	150,000	21,279
Phibro Animal Health Corp. Class A	1,301,400	24,766
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Prestige Brands Holdings, Inc. (a)	650,000	$ 22,230
Sawai Pharmaceutical Co. Ltd.	300,000	18,706
		86,981
TOTAL HEALTH CARE		380,114
INDUSTRIALS - 16.8%
Aerospace & Defense - 2.8%
Engility Holdings, Inc. (a)	600,000	23,190
Moog, Inc. Class A (a)	400,000	28,824
Teledyne Technologies, Inc. (a)	400,000	37,908
		89,922
Commercial Services & Supplies - 3.9%
Deluxe Corp.	500,000	28,045
Mitie Group PLC	5,600,000	31,474
UniFirst Corp.	250,000	24,738
West Corp.	1,500,000	40,200
		124,457
Construction & Engineering - 0.9%
Badger Daylighting Ltd.	900,000	29,051
Machinery - 4.5%
Federal Signal Corp.	1,800,000	24,696
Hy-Lok Corp. (f)	699,000	20,956
Standex International Corp.	450,000	33,228
TriMas Corp. (a)	900,000	31,599
Valmont Industries, Inc.	200,000	30,990
		141,469
Marine - 0.3%
SITC International Holdings Co. Ltd.	19,000,000	8,308
Professional Services - 0.4%
Benefit One, Inc.	1,500,000	11,325
Trading Companies & Distributors - 3.3%
Aceto Corp.	1,200,000	20,916
Textainer Group Holdings Ltd.	750,000	29,055
WESCO International, Inc. (a)	620,000	52,960
		102,931
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Transportation Infrastructure - 0.7%
Wesco Aircraft Holdings, Inc. (a)	1,000,000	$ 21,740
TOTAL INDUSTRIALS		529,203
INFORMATION TECHNOLOGY - 18.7%
Electronic Equipment & Components - 6.0%
Belden, Inc.	400,000	28,796
CDW Corp.	1,800,000	52,938
Insight Enterprises, Inc. (a)	900,000	24,462
ScanSource, Inc. (a)	350,000	12,985
SYNNEX Corp. (a)	500,000	33,055
Zebra Technologies Corp. Class A (a)	500,000	37,150
		189,386
Internet Software & Services - 2.3%
Conversant, Inc. (a)(e)	1,300,000	30,654
Perficient, Inc. (a)	800,000	14,112
Stamps.com, Inc. (a)(f)	850,000	27,472
		72,238
IT Services - 7.5%
EPAM Systems, Inc. (a)	1,000,000	42,070
Genpact Ltd. (a)	1,300,000	21,905
Global Payments, Inc.	900,000	61,704
Syntel, Inc. (a)	350,000	28,315
VeriFone Systems, Inc. (a)	1,900,000	62,339
WEX, Inc. (a)	200,000	19,258
		235,591
Software - 2.9%
NIIT Technologies Ltd. (f)	3,800,000	25,126
Sword Group (f)	587,339	15,933
Verint Systems, Inc. (a)	620,000	28,725
Zensar Technologies Ltd. (f)	3,500,000	21,602
		91,386
TOTAL INFORMATION TECHNOLOGY		588,601
MATERIALS - 1.8%
Chemicals - 0.9%
PolyOne Corp.	700,000	28,091
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Containers & Packaging - 0.9%
Sealed Air Corp.	900,000	$ 29,637
TOTAL MATERIALS		57,728
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Amcom Telecommunications Ltd.	1,700,000	3,449
Asia Satellite Telecommunications Holdings Ltd.	800,000	3,230
iiNet Ltd.	500,000	3,453
		10,132
UTILITIES - 0.5%
Gas Utilities - 0.5%
New Jersey Resources Corp.	300,000	16,503
TOTAL COMMON STOCKS (Cost $2,363,126)		3,048,608
U.S. Treasury Obligations - 0.1%
		Principal Amount (000s)(d)
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.04% 7/17/14 to 8/21/14 (j) (Cost $3,230)		$ 3,230	3,230
Preferred Securities - 0.6%

FINANCIALS - 0.6%
Diversified Financial Services - 0.6%
Baggot Securities Ltd. 10.24% (g)(h) (Cost $18,643)	EUR	12,000	18,349
Money Market Funds - 4.0%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.10% (b)	91,089,172	$ 91,089
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	34,652,403	34,652
TOTAL MONEY MARKET FUNDS (Cost $125,741)		125,741
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $2,510,740)		3,195,928
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(51,432)
NET ASSETS - 100%		$ 3,144,496
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
601 ICE Russell 2000 Index Contracts (United States)	June 2014	$ 68,105	$ 785

The face value of futures purchased as a percentage of net assets is 2.2%
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $29,193,000 or 0.9% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,230,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 52
Fidelity Securities Lending Cash Central Fund	450
Total	$ 502
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Atrium Innovations, Inc.	$ 46,147	$ -	$ 44,191	$ -	$ -
Badger Daylighting Ltd.	60,809	365	39,687	179	-
Best Bridal, Inc.	18,568	69	-	120	16,719
Cathedral Energy Services Ltd.	14,931	-	-	407	14,226
Hy-Lok Corp.	10,584	7,747	-	110	20,956
Meiko Network Japan Co. Ltd.	16,280	-	-	222	18,464
NIIT Technologies Ltd.	19,396	-	-	-	25,126
Stamps.com, Inc.	40,385	-	1,143	-	27,472
Sword Group	12,673	-	-	693	15,933
The Ensign Group, Inc.	55,437	-	1,216	168	56,280
Zensar Technologies Ltd.	18,120	-	-	224	21,602
Total	$ 313,330	$ 8,181	$ 86,237	$ 2,123	$ 216,778
Other Information

The following is a summary of the inputs used, as of May 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 488,884	$ 437,063	$ 51,821	$ -
Consumer Staples	122,399	63,968	58,431	-
Energy	208,030	208,030	-	-
Financials	647,014	635,452	11,562	-
Health Care	380,114	361,408	18,706	-
Industrials	529,203	517,878	11,325	-
Information Technology	588,601	588,601	-	-
Materials	57,728	57,728	-	-
Telecommunication Services	10,132	10,132	-	-
Utilities	16,503	16,503	-	-
U.S. Government and Government Agency Obligations	3,230	-	3,230	-
Preferred Securities	18,349	-	18,349	-
Money Market Funds	125,741	125,741	-	-
Total Investments in Securities:	$ 3,195,928	$ 3,022,504	$ 173,424	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 785	$ 785	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended May 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$ 142,028
Level 2 to Level 1	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 785	$ -
Total Value of Derivatives	$ 785	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	81.7%
Japan	4.9%
Bermuda	4.2%
Canada	2.8%
India	1.5%
Ireland	1.3%
United Kingdom	1.0%
Others (Individually Less Than 1%)	2.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $33,273) - See accompanying schedule: Unaffiliated issuers (cost $2,217,958)	$ 2,853,409
Fidelity Central Funds (cost $125,741)	125,741
Other affiliated issuers (cost $167,041)	216,778
Total Investments (cost $2,510,740)		$ 3,195,928
Cash		1,161
Receivable for investments sold		7,064
Receivable for fund shares sold		2,120
Dividends receivable		1,982
Distributions receivable from Fidelity Central Funds		61
Prepaid expenses		1
Other receivables		20
Total assets		3,208,337

Liabilities
Payable for investments purchased Regular delivery	$ 10,503
Delayed delivery	8,025
Payable for fund shares redeemed	7,437
Accrued management fee	1,166
Distribution and service plan fees payable	957
Payable for daily variation margin for derivative instruments	397
Other affiliated payables	640
Other payables and accrued expenses	64
Collateral on securities loaned, at value	34,652
Total liabilities		63,841

Net Assets		$ 3,144,496
Net Assets consist of:
Paid in capital		$ 2,156,674
Undistributed net investment income		446
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		301,403
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		685,973
Net Assets		$ 3,144,496

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,163,937 ÷ 41,081.09 shares)	$ 28.33

Maximum offering price per share (100/94.25 of $28.33)	$ 30.06
Class T: Net Asset Value and redemption price per share ($1,018,055 ÷ 37,723.85 shares)	$ 26.99

Maximum offering price per share (100/96.50 of $26.99)	$ 27.97
Class B: Net Asset Value and offering price per share ($34,661 ÷ 1,470.86 shares)A	$ 23.57

Class C: Net Asset Value and offering price per share ($320,040 ÷ 13,385.45 shares)A	$ 23.91

Institutional Class: Net Asset Value, offering price and redemption price per share ($601,049 ÷ 19,939.56 shares)	$ 30.14

Class Z: Net Asset Value, offering price and redemption price per share ($6,754 ÷ 224.54 shares)	$ 30.08

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended May 31, 2014 (Unaudited)

Investment Income
Dividends (including $2,123 earned from other affiliated issuers)		$ 18,443
Income from Fidelity Central Funds		502
Total income		18,945

Expenses
Management fee Basic fee	$ 11,384
Performance adjustment	(4,040)
Transfer agent fees	3,477
Distribution and service plan fees	5,892
Accounting and security lending fees	483
Custodian fees and expenses	64
Independent trustees' compensation	7
Registration fees	80
Audit	41
Legal	5
Miscellaneous	14
Total expenses before reductions	17,407
Expense reductions	(66)	17,341
Net investment income (loss)		1,604
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	270,300
Other affiliated issuers	41,108
Foreign currency transactions	(673)
Futures contracts	4,698
Total net realized gain (loss)		315,433
Change in net unrealized appreciation (depreciation) on: Investment securities	(202,925)
Assets and liabilities in foreign currencies	13
Futures contracts	(6,553)
Total change in net unrealized appreciation (depreciation)		(209,465)
Net gain (loss)		105,968
Net increase (decrease) in net assets resulting from operations		$ 107,572

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2014 (Unaudited)	Year ended November 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,604	$ 15,726
Net realized gain (loss)	315,433	686,475
Change in net unrealized appreciation (depreciation)	(209,465)	501,751
Net increase (decrease) in net assets resulting from operations	107,572	1,203,952
Distributions to shareholders from net investment income	(1,611)	(9,250)
Distributions to shareholders from net realized gain	(400,187)	(2,080)
Total distributions	(401,798)	(11,330)
Share transactions - net increase (decrease)	(34,544)	(1,450,861)
Total increase (decrease) in net assets	(328,770)	(258,239)

Net Assets
Beginning of period	3,473,266	3,731,505
End of period (including undistributed net investment income of $446 and undistributed net investment income of $453, respectively)	$ 3,144,496	$ 3,473,266

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 30.96	$ 22.45	$ 23.60	$ 24.35	$ 21.00	$ 17.69
Income from Investment Operations
Net investment income (loss)E	.03	.12H	(.03)	(.09)I	(.13)	(.03)
Net realized and unrealized gain (loss)	.85	8.45	.79	.67	3.48	4.09
Total from investment operations	.88	8.57	.76	.58	3.35	4.06
Distributions from net investment income	(.01)	(.05)	-	-	-	(.03)
Distributions from net realized gain	(3.50)	(.01)	(1.91)	(1.33)	-	(.72)
Total distributions	(3.51)	(.06)	(1.91)	(1.33)	-	(.75)
Net asset value, end of period	$ 28.33	$ 30.96	$ 22.45	$ 23.60	$ 24.35	$ 21.00
Total ReturnB, C, D	3.51%	38.30%	3.87%	2.17%	15.95%	24.04%
Ratios to Average Net Assets F, J
Expenses before reductions	.97%A	1.01%	1.06%	1.31%	1.44%	1.53%
Expenses net of fee waivers, if any	.97%A	1.01%	1.06%	1.31%	1.40%	1.40%
Expenses net of all reductions	.97%A	1.00%	1.06%	1.31%	1.40%	1.40%
Net investment income (loss)	.20%A	.46%H	(.13)%	(.35)%I	(.58)%	(.16)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,164	$ 1,263	$ 1,212	$ 1,461	$ 1,501	$ 1,223
Portfolio turnover rateG	51%A	34%	69%	38%	43%	46%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .29%.

I Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.50)%.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 29.69	$ 21.52	$ 22.75	$ 23.57	$ 20.37	$ 17.20
Income from Investment Operations
Net investment income (loss)E	-K	.06H	(.07)	(.13)I	(.18)	(.07)
Net realized and unrealized gain (loss)	.80	8.13	.75	.64	3.38	3.96
Total from investment operations	.80	8.19	.68	.51	3.20	3.89
Distributions from net investment income	-	(.01)	-	-	-	-
Distributions from net realized gain	(3.50)	(.01)	(1.91)	(1.33)	-	(.72)
Total distributions	(3.50)	(.02)	(1.91)	(1.33)	-	(.72)
Net asset value, end of period	$ 26.99	$ 29.69	$ 21.52	$ 22.75	$ 23.57	$ 20.37
Total ReturnB, C, D	3.39%	38.11%	3.64%	1.94%	15.71%	23.69%
Ratios to Average Net Assets F, J
Expenses before reductions	1.19%A	1.22%	1.26%	1.51%	1.63%	1.74%
Expenses net of fee waivers, if any	1.19%A	1.22%	1.26%	1.51%	1.63%	1.65%
Expenses net of all reductions	1.19%A	1.21%	1.25%	1.51%	1.63%	1.65%
Net investment income (loss)	(.02)%A	.25%H	(.33)%	(.55)%I	(.81)%	(.41)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,018	$ 1,113	$ 1,054	$ 1,244	$ 1,356	$ 1,277
Portfolio turnover rateG	51%A	34%	69%	38%	43%	46%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .09%.

I Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.70)%.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 26.45	$ 19.27	$ 20.69	$ 21.66	$ 18.82	$ 16.02
Income from Investment Operations
Net investment income (loss)E	(.07)	(.08)H	(.18)	(.25)I	(.27)	(.15)
Net realized and unrealized gain (loss)	.69	7.26	.67	.61	3.11	3.67
Total from investment operations	.62	7.18	.49	.36	2.84	3.52
Distributions from net realized gain	(3.50)	-	(1.91)	(1.33)	-	(.72)
Net asset value, end of period	$ 23.57	$ 26.45	$ 19.27	$ 20.69	$ 21.66	$ 18.82
Total ReturnB, C, D	3.08%	37.26%	3.03%	1.39%	15.09%	23.10%
Ratios to Average Net Assets F, J
Expenses before reductions	1.80%A	1.81%	1.85%	2.10%	2.22%	2.31%
Expenses net of fee waivers, if any	1.80%A	1.81%	1.85%	2.10%	2.15%	2.15%
Expenses net of all reductions	1.79%A	1.80%	1.84%	2.10%	2.14%	2.15%
Net investment income (loss)	(.63)%A	(.34)%H	(.92)%	(1.14)%I	(1.33)%	(.91)%
Supplemental Data
Net assets, end of period (in millions)	$ 35	$ 40	$ 40	$ 55	$ 76	$ 89
Portfolio turnover rateG	51%A	34%	69%	38%	43%	46%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.51)%.

I Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.29)%.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 26.77	$ 19.50	$ 20.90	$ 21.87	$ 19.00	$ 16.16
Income from Investment Operations
Net investment income (loss)E	(.07)	(.07)H	(.17)	(.24)I	(.27)	(.15)
Net realized and unrealized gain (loss)	.71	7.34	.68	.60	3.14	3.71
Total from investment operations	.64	7.27	.51	.36	2.87	3.56
Distributions from net realized gain	(3.50)	-	(1.91)	(1.33)	-	(.72)
Net asset value, end of period	$ 23.91	$ 26.77	$ 19.50	$ 20.90	$ 21.87	$ 19.00
Total ReturnB, C, D	3.12%	37.28%	3.10%	1.37%	15.11%	23.15%
Ratios to Average Net Assets F, J
Expenses before reductions	1.73%A	1.76%	1.81%	2.06%	2.18%	2.28%
Expenses net of fee waivers, if any	1.73%A	1.76%	1.81%	2.06%	2.15%	2.15%
Expenses net of all reductions	1.72%A	1.75%	1.80%	2.05%	2.14%	2.15%
Net investment income (loss)	(.56)%A	(.29)%H	(.88)%	(1.10)%I	(1.33)%	(.91)%
Supplemental Data
Net assets, end of period (in millions)	$ 320	$ 334	$ 284	$ 328	$ 336	$ 299
Portfolio turnover rateG	51%A	34%	69%	38%	43%	46%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.45)%.

I Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.25)%.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 32.73	$ 23.73	$ 24.77	$ 25.42	$ 21.86	$ 18.42
Income from Investment Operations
Net investment income (loss)D	.07	.21G	.04	(.01)H	(.07)	.02
Net realized and unrealized gain (loss)	.90	8.94	.83	.69	3.63	4.24
Total from investment operations	.97	9.15	.87	.68	3.56	4.26
Distributions from net investment income	(.06)	(.13)	-	-	-	(.10)
Distributions from net realized gain	(3.50)	(.01)	(1.91)	(1.33)	-	(.72)
Total distributions	(3.56)	(.15)J	(1.91)	(1.33)	-	(.82)
Net asset value, end of period	$ 30.14	$ 32.73	$ 23.73	$ 24.77	$ 25.42	$ 21.86
Total ReturnB, C	3.63%	38.79%	4.15%	2.49%	16.29%	24.31%
Ratios to Average Net Assets E, I
Expenses before reductions	.70%A	.71%	.75%	1.01%	1.12%	1.21%
Expenses net of fee waivers, if any	.70%A	.71%	.75%	1.01%	1.12%	1.15%
Expenses net of all reductions	.69%A	.70%	.74%	1.00%	1.12%	1.15%
Net investment income (loss)	.47%A	.76%G	.18%	(.05)%H	(.30)%	.09%
Supplemental Data
Net assets, end of period (in millions)	$ 601	$ 718	$ 1,141	$ 1,314	$ 1,165	$ 977
Portfolio turnover rateF	51%A	34%	69%	38%	43%	46%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .59%.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.19)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.15 per share is comprised of distributions from net investment income of $.133 and distributions from net realized gain of $.014 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class Z

	Six months ended May 31, 2014	Year ended November 30,
	(Unaudited)	2013H
Selected Per-Share Data
Net asset value, beginning of period	$ 32.74	$ 29.79
Income from Investment Operations
Net investment income (loss)D	.09	.02G
Net realized and unrealized gain (loss)	.91	2.93
Total from investment operations	1.00	2.95
Distributions from net investment income	(.16)	-
Distributions from net realized gain	(3.50)	-
Total distributions	(3.66)	-
Net asset value, end of period	$ 30.08	$ 32.74
Total ReturnB, C	3.73%	9.90%
Ratios to Average Net Assets E, I
Expenses before reductions	.54%A	.56%A
Expenses net of fee waivers, if any	.54%A	.56%A
Expenses net of all reductions	.54%A	.55%A
Net investment income (loss)	.63%A	.26%A, G
Supplemental Data
Net assets, end of period (in millions)	$ 7	$ 5
Portfolio turnover rateF	51%A	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been .09%.

H For the period August 13, 2013 (commencement of sale of shares) to November 30, 2013.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of long-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Small Cap Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Institutional Class and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are

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3. Significant Accounting Policies - continued

Investment Valuation - continued

limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities and U.S. government and government agency obligations, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2014, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), redemptions in kind, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 762,749
Gross unrealized depreciation	(77,561)
Net unrealized appreciation (depreciation) on securities and other investments	$ 685,188

Tax cost	$ 2,510,740

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and

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4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $4,698 and a change in net unrealized appreciation (depreciation) of $(6,553) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $795,959 and $1,043,311, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment advisor)and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to its benchmark index, the Russell 2000 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .45% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 1,492	$ 17
Class T	.25%	.25%	2,607	15
Class B	.75%	.25%	184	138
Class C	.75%	.25%	1,609	123
			$ 5,892	$ 293

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

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6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 83
Class T	14
Class B*	17
Class C*	7
$ 121

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 1,361.23
Class T	1,031.20
Class B	55.30
Class C	371.23
Institutional Class	658.20
Class Z	1.05
	$ 3,477

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $28 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $450, including three hundred and twenty-two dollars from securities loaned to FCM.

Semiannual Report

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $66 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2014	Year ended November 30, 2013
From net investment income
Class A	$ 284	$ 2,598
Class T	-	386
Institutional Class	1,305	6,266
Class Z	22	-
Total	$ 1,611	$ 9,250
From net realized gain
Class A	$ 142,771	$ 743
Class T	131,370	678
Class B	5,267	-
Class C	43,783	-
Institutional Class	76,492	659
Class Z	504	-
Total	$ 400,187	$ 2,080

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2014	Year ended November 30, 2013A	Six months ended May 31, 2014	Year ended November 30, 2013A
Class A
Shares sold	3,113	8,347	$ 86,167	$ 219,693
Reinvestment of distributions	4,985	140	134,212	3,122
Shares redeemed	(7,818)	(21,663)	(216,800)	(562,269)
Net increase (decrease)	280	(13,176)	$ 3,579	$ (339,454)

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

11. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2014	Year ended November 30, 2013A	Six months ended May 31, 2014	Year ended November 30, 2013A
Class T
Shares sold	3,171	7,343	$ 83,720	$ 185,578
Reinvestment of distributions	4,931	47	126,639	1,017
Shares redeemed	(7,885)	(18,873)	(208,168)	(469,350)
Net increase (decrease)	217	(11,483)	$ 2,191	$ (282,755)
Class B
Shares sold	11	15	$ 258	$ 339
Reinvestment of distributions	220	-	4,958	-
Shares redeemed	(267)	(591)	(6,178)	(13,025)
Net increase (decrease)	(36)	(576)	$ (962)	$ (12,686)
Class C
Shares sold	801	1,802	$ 18,785	$ 41,461
Reinvestment of distributions	1,754	-	40,042	-
Shares redeemed	(1,637)	(3,914)	(38,396)	(89,461)
Net increase (decrease)	918	(2,112)	$ 20,431	$ (48,000)
Institutional Class
Shares sold	2,765	9,471	$ 81,272	$ 253,670
Reinvestment of distributions	2,348	264	67,135	6,205
Shares redeemed	(7,115)	(35,873)B	(210,479)	(1,032,519)B
Net increase (decrease)	(2,002)	(26,138)	$ (62,072)	$ (772,644)
Class Z
Shares sold	94	146	$ 2,725	$ 4,691
Reinvestment of distributions	18	-	526	-
Shares redeemed	(33)	-*	(962)	(13)
Net increase (decrease)	79	146	$ 2,289	$ 4,678

A Share transactions for Class Z are for the period August 13, 2013 (commencement of sale of shares) to November 30, 2013.

B Amount includes in-kind redemptions.

* Amount represents three hundred eighty eight.

Semiannual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)

ASCF-USAN-0714
1.786801.111

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Small Cap

Fund - Class Z

Semiannual Report

May 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2013 to May 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value December 1, 2013	Ending Account Value May 31, 2014	Expenses Paid During Period* December 1, 2013 to May 31, 2014
Class A	.97%
Actual		$ 1,000.00	$ 1,035.10	$ 4.92
HypotheticalA		$ 1,000.00	$ 1,020.09	$ 4.89
Class T	1.19%
Actual		$ 1,000.00	$ 1,033.90	$ 6.03
HypotheticalA		$ 1,000.00	$ 1,019.00	$ 5.99
Class B	1.80%
Actual		$ 1,000.00	$ 1,030.80	$ 9.11
HypotheticalA		$ 1,000.00	$ 1,015.96	$ 9.05
Class C	1.73%
Actual		$ 1,000.00	$ 1,031.20	$ 8.76
HypotheticalA		$ 1,000.00	$ 1,016.31	$ 8.70
Institutional Class	.70%
Actual		$ 1,000.00	$ 1,036.30	$ 3.55
HypotheticalA		$ 1,000.00	$ 1,021.44	$ 3.53
Class Z	.54%
Actual		$ 1,000.00	$ 1,037.30	$ 2.74
HypotheticalA		$ 1,000.00	$ 1,022.24	$ 2.72

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Community Health Systems, Inc.	2.1	0.9
Darling International, Inc.	2.0	1.0
VeriFone Systems, Inc.	2.0	0.8
Global Payments, Inc.	2.0	1.8
Primerica, Inc.	1.9	1.7
Office Depot, Inc.	1.8	1.7
The Ensign Group, Inc.	1.8	1.6
WESCO International, Inc.	1.7	1.5
CDW Corp.	1.7	1.1
RenaissanceRe Holdings Ltd.	1.7	0.8
	18.7
Top Five Market Sectors as of May 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.2	19.2
Information Technology	18.7	16.7
Industrials	16.8	14.7
Consumer Discretionary	15.6	16.3
Health Care	12.1	11.3
Asset Allocation (% of fund's net assets)
As of May 31, 2014 *		As of November 30, 2013 **
	Stocks and Equity Futures 99.1%		Stocks and Equity Futures 99.7%
	Other Investments 0.6%		Other Investments 0.0%
	Short-Term Investments and Net Other Assets (Liabilities) 0.3%		Short-Term Investments and Net Other Assets (Liabilities) 0.3%
* Foreign investments	18.3%	** Foreign investments	19.7%

Semiannual Report

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 15.6%
Diversified Consumer Services - 1.6%
Best Bridal, Inc. (e)(f)	2,800,000	$ 16,719
Grand Canyon Education, Inc. (a)	350,000	15,418
Meiko Network Japan Co. Ltd. (f)	1,577,900	18,464
		50,601
Hotels, Restaurants & Leisure - 1.3%
Bally Technologies, Inc. (a)	400,000	23,600
Texas Roadhouse, Inc. Class A	650,000	16,432
		40,032
Household Durables - 1.7%
Iida Group Holdings Co. Ltd.	1,100,000	16,638
Tupperware Brands Corp.	440,000	36,837
		53,475
Leisure Products - 1.0%
Smith & Wesson Holding Corp. (a)(e)	2,000,000	31,760
Media - 1.1%
Harte-Hanks, Inc.	3,100,000	22,041
John Wiley & Sons, Inc. Class A	234,800	12,862
		34,903
Multiline Retail - 1.0%
Big Lots, Inc. (a)	700,000	29,708
Specialty Retail - 4.5%
Aarons, Inc. Class A	1,100,000	36,124
Genesco, Inc. (a)	500,000	37,445
Jumbo SA (a)	840,909	12,540
Office Depot, Inc. (a)	11,000,000	56,320
		142,429
Textiles, Apparel & Luxury Goods - 3.4%
Crocs, Inc. (a)	1,500,000	22,395
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	800,000	35,600
Steven Madden Ltd. (a)	1,100,000	35,046
Wolverine World Wide, Inc.	500,000	12,935
		105,976
TOTAL CONSUMER DISCRETIONARY		488,884
CONSUMER STAPLES - 3.9%
Food & Staples Retailing - 1.9%
Ain Pharmaciez, Inc.	100,000	4,563
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Sundrug Co. Ltd.	600,000	$ 26,991
Tsuruha Holdings, Inc.	500,000	26,877
		58,431
Food Products - 2.0%
Darling International, Inc. (a)	3,200,000	63,968
TOTAL CONSUMER STAPLES		122,399
ENERGY - 6.6%
Energy Equipment & Services - 5.0%
Cathedral Energy Services Ltd. (f)	3,141,600	14,226
Key Energy Services, Inc. (a)	4,400,000	35,420
McDermott International, Inc. (a)(e)	2,000,000	14,520
Oil States International, Inc. (a)	320,000	34,426
Oil States International, Inc. (a)(i)	200,000	12,170
Pason Systems, Inc.	1,300,000	35,428
Western Energy Services Corp. (a)(g)	1,080,720	10,844
		157,034
Oil, Gas & Consumable Fuels - 1.6%
World Fuel Services Corp.	1,100,000	50,996
TOTAL ENERGY		208,030
FINANCIALS - 20.6%
Banks - 5.2%
Bank of the Ozarks, Inc.	250,000	14,760
East West Bancorp, Inc.	1,000,000	33,480
Investors Bancorp, Inc.	3,316,300	35,816
Prosperity Bancshares, Inc.	300,000	17,439
Square 1 Financial, Inc. Class A	930,652	17,580
Umpqua Holdings Corp.	1,357,724	22,497
Wilshire Bancorp, Inc.	2,200,000	22,198
		163,770
Consumer Finance - 0.9%
EZCORP, Inc. (non-vtg.) Class A (a)	1,765,700	21,577
Portfolio Recovery Associates, Inc. (a)	113,728	6,345
		27,922
Insurance - 7.8%
CNO Financial Group, Inc.	2,200,000	35,486
Enstar Group Ltd. (a)	180,000	25,362
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
HCC Insurance Holdings, Inc.	750,000	$ 35,235
Primerica, Inc.	1,300,000	58,552
Reinsurance Group of America, Inc.	500,000	39,080
RenaissanceRe Holdings Ltd.	500,000	52,085
		245,800
Real Estate Investment Trusts - 6.3%
Corrections Corp. of America	1,150,000	37,410
EPR Properties	750,000	40,440
Equity Lifestyle Properties, Inc.	350,000	15,309
MFA Financial, Inc.	3,900,000	32,097
National Health Investors, Inc.	550,000	34,496
Rouse Properties, Inc.	1,400,000	22,848
Sovran Self Storage, Inc.	200,000	15,360
		197,960
Real Estate Management & Development - 0.4%
Relo Holdings Corp.	200,000	11,562
TOTAL FINANCIALS		647,014
HEALTH CARE - 12.1%
Biotechnology - 1.1%
United Therapeutics Corp. (a)	350,000	33,509
Health Care Equipment & Supplies - 1.1%
The Cooper Companies, Inc.	270,000	34,835
Health Care Providers & Services - 7.1%
AmSurg Corp. (a)	713,000	32,285
Community Health Systems, Inc. (a)	1,600,000	66,829
Health Net, Inc. (a)	700,000	27,986
MEDNAX, Inc. (a)	300,000	17,289
Providence Service Corp. (a)	600,000	24,120
The Ensign Group, Inc. (f)	1,200,000	56,280
		224,789
Pharmaceuticals - 2.8%
Jazz Pharmaceuticals PLC (a)	150,000	21,279
Phibro Animal Health Corp. Class A	1,301,400	24,766
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Prestige Brands Holdings, Inc. (a)	650,000	$ 22,230
Sawai Pharmaceutical Co. Ltd.	300,000	18,706
		86,981
TOTAL HEALTH CARE		380,114
INDUSTRIALS - 16.8%
Aerospace & Defense - 2.8%
Engility Holdings, Inc. (a)	600,000	23,190
Moog, Inc. Class A (a)	400,000	28,824
Teledyne Technologies, Inc. (a)	400,000	37,908
		89,922
Commercial Services & Supplies - 3.9%
Deluxe Corp.	500,000	28,045
Mitie Group PLC	5,600,000	31,474
UniFirst Corp.	250,000	24,738
West Corp.	1,500,000	40,200
		124,457
Construction & Engineering - 0.9%
Badger Daylighting Ltd.	900,000	29,051
Machinery - 4.5%
Federal Signal Corp.	1,800,000	24,696
Hy-Lok Corp. (f)	699,000	20,956
Standex International Corp.	450,000	33,228
TriMas Corp. (a)	900,000	31,599
Valmont Industries, Inc.	200,000	30,990
		141,469
Marine - 0.3%
SITC International Holdings Co. Ltd.	19,000,000	8,308
Professional Services - 0.4%
Benefit One, Inc.	1,500,000	11,325
Trading Companies & Distributors - 3.3%
Aceto Corp.	1,200,000	20,916
Textainer Group Holdings Ltd.	750,000	29,055
WESCO International, Inc. (a)	620,000	52,960
		102,931
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Transportation Infrastructure - 0.7%
Wesco Aircraft Holdings, Inc. (a)	1,000,000	$ 21,740
TOTAL INDUSTRIALS		529,203
INFORMATION TECHNOLOGY - 18.7%
Electronic Equipment & Components - 6.0%
Belden, Inc.	400,000	28,796
CDW Corp.	1,800,000	52,938
Insight Enterprises, Inc. (a)	900,000	24,462
ScanSource, Inc. (a)	350,000	12,985
SYNNEX Corp. (a)	500,000	33,055
Zebra Technologies Corp. Class A (a)	500,000	37,150
		189,386
Internet Software & Services - 2.3%
Conversant, Inc. (a)(e)	1,300,000	30,654
Perficient, Inc. (a)	800,000	14,112
Stamps.com, Inc. (a)(f)	850,000	27,472
		72,238
IT Services - 7.5%
EPAM Systems, Inc. (a)	1,000,000	42,070
Genpact Ltd. (a)	1,300,000	21,905
Global Payments, Inc.	900,000	61,704
Syntel, Inc. (a)	350,000	28,315
VeriFone Systems, Inc. (a)	1,900,000	62,339
WEX, Inc. (a)	200,000	19,258
		235,591
Software - 2.9%
NIIT Technologies Ltd. (f)	3,800,000	25,126
Sword Group (f)	587,339	15,933
Verint Systems, Inc. (a)	620,000	28,725
Zensar Technologies Ltd. (f)	3,500,000	21,602
		91,386
TOTAL INFORMATION TECHNOLOGY		588,601
MATERIALS - 1.8%
Chemicals - 0.9%
PolyOne Corp.	700,000	28,091
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Containers & Packaging - 0.9%
Sealed Air Corp.	900,000	$ 29,637
TOTAL MATERIALS		57,728
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Amcom Telecommunications Ltd.	1,700,000	3,449
Asia Satellite Telecommunications Holdings Ltd.	800,000	3,230
iiNet Ltd.	500,000	3,453
		10,132
UTILITIES - 0.5%
Gas Utilities - 0.5%
New Jersey Resources Corp.	300,000	16,503
TOTAL COMMON STOCKS (Cost $2,363,126)		3,048,608
U.S. Treasury Obligations - 0.1%
		Principal Amount (000s)(d)
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.04% 7/17/14 to 8/21/14 (j) (Cost $3,230)		$ 3,230	3,230
Preferred Securities - 0.6%

FINANCIALS - 0.6%
Diversified Financial Services - 0.6%
Baggot Securities Ltd. 10.24% (g)(h) (Cost $18,643)	EUR	12,000	18,349
Money Market Funds - 4.0%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.10% (b)	91,089,172	$ 91,089
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	34,652,403	34,652
TOTAL MONEY MARKET FUNDS (Cost $125,741)		125,741
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $2,510,740)		3,195,928
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(51,432)
NET ASSETS - 100%		$ 3,144,496
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
601 ICE Russell 2000 Index Contracts (United States)	June 2014	$ 68,105	$ 785

The face value of futures purchased as a percentage of net assets is 2.2%
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $29,193,000 or 0.9% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,230,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 52
Fidelity Securities Lending Cash Central Fund	450
Total	$ 502
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Atrium Innovations, Inc.	$ 46,147	$ -	$ 44,191	$ -	$ -
Badger Daylighting Ltd.	60,809	365	39,687	179	-
Best Bridal, Inc.	18,568	69	-	120	16,719
Cathedral Energy Services Ltd.	14,931	-	-	407	14,226
Hy-Lok Corp.	10,584	7,747	-	110	20,956
Meiko Network Japan Co. Ltd.	16,280	-	-	222	18,464
NIIT Technologies Ltd.	19,396	-	-	-	25,126
Stamps.com, Inc.	40,385	-	1,143	-	27,472
Sword Group	12,673	-	-	693	15,933
The Ensign Group, Inc.	55,437	-	1,216	168	56,280
Zensar Technologies Ltd.	18,120	-	-	224	21,602
Total	$ 313,330	$ 8,181	$ 86,237	$ 2,123	$ 216,778
Other Information

The following is a summary of the inputs used, as of May 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 488,884	$ 437,063	$ 51,821	$ -
Consumer Staples	122,399	63,968	58,431	-
Energy	208,030	208,030	-	-
Financials	647,014	635,452	11,562	-
Health Care	380,114	361,408	18,706	-
Industrials	529,203	517,878	11,325	-
Information Technology	588,601	588,601	-	-
Materials	57,728	57,728	-	-
Telecommunication Services	10,132	10,132	-	-
Utilities	16,503	16,503	-	-
U.S. Government and Government Agency Obligations	3,230	-	3,230	-
Preferred Securities	18,349	-	18,349	-
Money Market Funds	125,741	125,741	-	-
Total Investments in Securities:	$ 3,195,928	$ 3,022,504	$ 173,424	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 785	$ 785	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended May 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$ 142,028
Level 2 to Level 1	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 785	$ -
Total Value of Derivatives	$ 785	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	81.7%
Japan	4.9%
Bermuda	4.2%
Canada	2.8%
India	1.5%
Ireland	1.3%
United Kingdom	1.0%
Others (Individually Less Than 1%)	2.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $33,273) - See accompanying schedule: Unaffiliated issuers (cost $2,217,958)	$ 2,853,409
Fidelity Central Funds (cost $125,741)	125,741
Other affiliated issuers (cost $167,041)	216,778
Total Investments (cost $2,510,740)		$ 3,195,928
Cash		1,161
Receivable for investments sold		7,064
Receivable for fund shares sold		2,120
Dividends receivable		1,982
Distributions receivable from Fidelity Central Funds		61
Prepaid expenses		1
Other receivables		20
Total assets		3,208,337

Liabilities
Payable for investments purchased Regular delivery	$ 10,503
Delayed delivery	8,025
Payable for fund shares redeemed	7,437
Accrued management fee	1,166
Distribution and service plan fees payable	957
Payable for daily variation margin for derivative instruments	397
Other affiliated payables	640
Other payables and accrued expenses	64
Collateral on securities loaned, at value	34,652
Total liabilities		63,841

Net Assets		$ 3,144,496
Net Assets consist of:
Paid in capital		$ 2,156,674
Undistributed net investment income		446
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		301,403
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		685,973
Net Assets		$ 3,144,496

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,163,937 ÷ 41,081.09 shares)	$ 28.33

Maximum offering price per share (100/94.25 of $28.33)	$ 30.06
Class T: Net Asset Value and redemption price per share ($1,018,055 ÷ 37,723.85 shares)	$ 26.99

Maximum offering price per share (100/96.50 of $26.99)	$ 27.97
Class B: Net Asset Value and offering price per share ($34,661 ÷ 1,470.86 shares)A	$ 23.57

Class C: Net Asset Value and offering price per share ($320,040 ÷ 13,385.45 shares)A	$ 23.91

Institutional Class: Net Asset Value, offering price and redemption price per share ($601,049 ÷ 19,939.56 shares)	$ 30.14

Class Z: Net Asset Value, offering price and redemption price per share ($6,754 ÷ 224.54 shares)	$ 30.08

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended May 31, 2014 (Unaudited)

Investment Income
Dividends (including $2,123 earned from other affiliated issuers)		$ 18,443
Income from Fidelity Central Funds		502
Total income		18,945

Expenses
Management fee Basic fee	$ 11,384
Performance adjustment	(4,040)
Transfer agent fees	3,477
Distribution and service plan fees	5,892
Accounting and security lending fees	483
Custodian fees and expenses	64
Independent trustees' compensation	7
Registration fees	80
Audit	41
Legal	5
Miscellaneous	14
Total expenses before reductions	17,407
Expense reductions	(66)	17,341
Net investment income (loss)		1,604
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	270,300
Other affiliated issuers	41,108
Foreign currency transactions	(673)
Futures contracts	4,698
Total net realized gain (loss)		315,433
Change in net unrealized appreciation (depreciation) on: Investment securities	(202,925)
Assets and liabilities in foreign currencies	13
Futures contracts	(6,553)
Total change in net unrealized appreciation (depreciation)		(209,465)
Net gain (loss)		105,968
Net increase (decrease) in net assets resulting from operations		$ 107,572

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2014 (Unaudited)	Year ended November 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,604	$ 15,726
Net realized gain (loss)	315,433	686,475
Change in net unrealized appreciation (depreciation)	(209,465)	501,751
Net increase (decrease) in net assets resulting from operations	107,572	1,203,952
Distributions to shareholders from net investment income	(1,611)	(9,250)
Distributions to shareholders from net realized gain	(400,187)	(2,080)
Total distributions	(401,798)	(11,330)
Share transactions - net increase (decrease)	(34,544)	(1,450,861)
Total increase (decrease) in net assets	(328,770)	(258,239)

Net Assets
Beginning of period	3,473,266	3,731,505
End of period (including undistributed net investment income of $446 and undistributed net investment income of $453, respectively)	$ 3,144,496	$ 3,473,266

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 30.96	$ 22.45	$ 23.60	$ 24.35	$ 21.00	$ 17.69
Income from Investment Operations
Net investment income (loss)E	.03	.12H	(.03)	(.09)I	(.13)	(.03)
Net realized and unrealized gain (loss)	.85	8.45	.79	.67	3.48	4.09
Total from investment operations	.88	8.57	.76	.58	3.35	4.06
Distributions from net investment income	(.01)	(.05)	-	-	-	(.03)
Distributions from net realized gain	(3.50)	(.01)	(1.91)	(1.33)	-	(.72)
Total distributions	(3.51)	(.06)	(1.91)	(1.33)	-	(.75)
Net asset value, end of period	$ 28.33	$ 30.96	$ 22.45	$ 23.60	$ 24.35	$ 21.00
Total ReturnB, C, D	3.51%	38.30%	3.87%	2.17%	15.95%	24.04%
Ratios to Average Net Assets F, J
Expenses before reductions	.97%A	1.01%	1.06%	1.31%	1.44%	1.53%
Expenses net of fee waivers, if any	.97%A	1.01%	1.06%	1.31%	1.40%	1.40%
Expenses net of all reductions	.97%A	1.00%	1.06%	1.31%	1.40%	1.40%
Net investment income (loss)	.20%A	.46%H	(.13)%	(.35)%I	(.58)%	(.16)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,164	$ 1,263	$ 1,212	$ 1,461	$ 1,501	$ 1,223
Portfolio turnover rateG	51%A	34%	69%	38%	43%	46%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .29%.

I Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.50)%.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 29.69	$ 21.52	$ 22.75	$ 23.57	$ 20.37	$ 17.20
Income from Investment Operations
Net investment income (loss)E	-K	.06H	(.07)	(.13)I	(.18)	(.07)
Net realized and unrealized gain (loss)	.80	8.13	.75	.64	3.38	3.96
Total from investment operations	.80	8.19	.68	.51	3.20	3.89
Distributions from net investment income	-	(.01)	-	-	-	-
Distributions from net realized gain	(3.50)	(.01)	(1.91)	(1.33)	-	(.72)
Total distributions	(3.50)	(.02)	(1.91)	(1.33)	-	(.72)
Net asset value, end of period	$ 26.99	$ 29.69	$ 21.52	$ 22.75	$ 23.57	$ 20.37
Total ReturnB, C, D	3.39%	38.11%	3.64%	1.94%	15.71%	23.69%
Ratios to Average Net Assets F, J
Expenses before reductions	1.19%A	1.22%	1.26%	1.51%	1.63%	1.74%
Expenses net of fee waivers, if any	1.19%A	1.22%	1.26%	1.51%	1.63%	1.65%
Expenses net of all reductions	1.19%A	1.21%	1.25%	1.51%	1.63%	1.65%
Net investment income (loss)	(.02)%A	.25%H	(.33)%	(.55)%I	(.81)%	(.41)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,018	$ 1,113	$ 1,054	$ 1,244	$ 1,356	$ 1,277
Portfolio turnover rateG	51%A	34%	69%	38%	43%	46%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .09%.

I Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.70)%.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 26.45	$ 19.27	$ 20.69	$ 21.66	$ 18.82	$ 16.02
Income from Investment Operations
Net investment income (loss)E	(.07)	(.08)H	(.18)	(.25)I	(.27)	(.15)
Net realized and unrealized gain (loss)	.69	7.26	.67	.61	3.11	3.67
Total from investment operations	.62	7.18	.49	.36	2.84	3.52
Distributions from net realized gain	(3.50)	-	(1.91)	(1.33)	-	(.72)
Net asset value, end of period	$ 23.57	$ 26.45	$ 19.27	$ 20.69	$ 21.66	$ 18.82
Total ReturnB, C, D	3.08%	37.26%	3.03%	1.39%	15.09%	23.10%
Ratios to Average Net Assets F, J
Expenses before reductions	1.80%A	1.81%	1.85%	2.10%	2.22%	2.31%
Expenses net of fee waivers, if any	1.80%A	1.81%	1.85%	2.10%	2.15%	2.15%
Expenses net of all reductions	1.79%A	1.80%	1.84%	2.10%	2.14%	2.15%
Net investment income (loss)	(.63)%A	(.34)%H	(.92)%	(1.14)%I	(1.33)%	(.91)%
Supplemental Data
Net assets, end of period (in millions)	$ 35	$ 40	$ 40	$ 55	$ 76	$ 89
Portfolio turnover rateG	51%A	34%	69%	38%	43%	46%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.51)%.

I Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.29)%.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 26.77	$ 19.50	$ 20.90	$ 21.87	$ 19.00	$ 16.16
Income from Investment Operations
Net investment income (loss)E	(.07)	(.07)H	(.17)	(.24)I	(.27)	(.15)
Net realized and unrealized gain (loss)	.71	7.34	.68	.60	3.14	3.71
Total from investment operations	.64	7.27	.51	.36	2.87	3.56
Distributions from net realized gain	(3.50)	-	(1.91)	(1.33)	-	(.72)
Net asset value, end of period	$ 23.91	$ 26.77	$ 19.50	$ 20.90	$ 21.87	$ 19.00
Total ReturnB, C, D	3.12%	37.28%	3.10%	1.37%	15.11%	23.15%
Ratios to Average Net Assets F, J
Expenses before reductions	1.73%A	1.76%	1.81%	2.06%	2.18%	2.28%
Expenses net of fee waivers, if any	1.73%A	1.76%	1.81%	2.06%	2.15%	2.15%
Expenses net of all reductions	1.72%A	1.75%	1.80%	2.05%	2.14%	2.15%
Net investment income (loss)	(.56)%A	(.29)%H	(.88)%	(1.10)%I	(1.33)%	(.91)%
Supplemental Data
Net assets, end of period (in millions)	$ 320	$ 334	$ 284	$ 328	$ 336	$ 299
Portfolio turnover rateG	51%A	34%	69%	38%	43%	46%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.45)%.

I Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.25)%.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 32.73	$ 23.73	$ 24.77	$ 25.42	$ 21.86	$ 18.42
Income from Investment Operations
Net investment income (loss)D	.07	.21G	.04	(.01)H	(.07)	.02
Net realized and unrealized gain (loss)	.90	8.94	.83	.69	3.63	4.24
Total from investment operations	.97	9.15	.87	.68	3.56	4.26
Distributions from net investment income	(.06)	(.13)	-	-	-	(.10)
Distributions from net realized gain	(3.50)	(.01)	(1.91)	(1.33)	-	(.72)
Total distributions	(3.56)	(.15)J	(1.91)	(1.33)	-	(.82)
Net asset value, end of period	$ 30.14	$ 32.73	$ 23.73	$ 24.77	$ 25.42	$ 21.86
Total ReturnB, C	3.63%	38.79%	4.15%	2.49%	16.29%	24.31%
Ratios to Average Net Assets E, I
Expenses before reductions	.70%A	.71%	.75%	1.01%	1.12%	1.21%
Expenses net of fee waivers, if any	.70%A	.71%	.75%	1.01%	1.12%	1.15%
Expenses net of all reductions	.69%A	.70%	.74%	1.00%	1.12%	1.15%
Net investment income (loss)	.47%A	.76%G	.18%	(.05)%H	(.30)%	.09%
Supplemental Data
Net assets, end of period (in millions)	$ 601	$ 718	$ 1,141	$ 1,314	$ 1,165	$ 977
Portfolio turnover rateF	51%A	34%	69%	38%	43%	46%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .59%.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.19)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.15 per share is comprised of distributions from net investment income of $.133 and distributions from net realized gain of $.014 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class Z

	Six months ended May 31, 2014	Year ended November 30,
	(Unaudited)	2013H
Selected Per-Share Data
Net asset value, beginning of period	$ 32.74	$ 29.79
Income from Investment Operations
Net investment income (loss)D	.09	.02G
Net realized and unrealized gain (loss)	.91	2.93
Total from investment operations	1.00	2.95
Distributions from net investment income	(.16)	-
Distributions from net realized gain	(3.50)	-
Total distributions	(3.66)	-
Net asset value, end of period	$ 30.08	$ 32.74
Total ReturnB, C	3.73%	9.90%
Ratios to Average Net Assets E, I
Expenses before reductions	.54%A	.56%A
Expenses net of fee waivers, if any	.54%A	.56%A
Expenses net of all reductions	.54%A	.55%A
Net investment income (loss)	.63%A	.26%A, G
Supplemental Data
Net assets, end of period (in millions)	$ 7	$ 5
Portfolio turnover rateF	51%A	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been .09%.

H For the period August 13, 2013 (commencement of sale of shares) to November 30, 2013.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of long-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Small Cap Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Institutional Class and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities and U.S. government and government agency obligations, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2014, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), redemptions in kind, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 762,749
Gross unrealized depreciation	(77,561)
Net unrealized appreciation (depreciation) on securities and other investments	$ 685,188

Tax cost	$ 2,510,740

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $4,698 and a change in net unrealized appreciation (depreciation) of $(6,553) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $795,959 and $1,043,311, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment advisor)and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to its benchmark index, the Russell 2000 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .45% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 1,492	$ 17
Class T	.25%	.25%	2,607	15
Class B	.75%	.25%	184	138
Class C	.75%	.25%	1,609	123
			$ 5,892	$ 293

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 83
Class T	14
Class B*	17
Class C*	7
$ 121

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 1,361.23
Class T	1,031.20
Class B	55.30
Class C	371.23
Institutional Class	658.20
Class Z	1.05
	$ 3,477

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $28 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $450, including three hundred and twenty-two dollars from securities loaned to FCM.

Semiannual Report

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $66 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2014	Year ended November 30, 2013
From net investment income
Class A	$ 284	$ 2,598
Class T	-	386
Institutional Class	1,305	6,266
Class Z	22	-
Total	$ 1,611	$ 9,250
From net realized gain
Class A	$ 142,771	$ 743
Class T	131,370	678
Class B	5,267	-
Class C	43,783	-
Institutional Class	76,492	659
Class Z	504	-
Total	$ 400,187	$ 2,080

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2014	Year ended November 30, 2013A	Six months ended May 31, 2014	Year ended November 30, 2013A
Class A
Shares sold	3,113	8,347	$ 86,167	$ 219,693
Reinvestment of distributions	4,985	140	134,212	3,122
Shares redeemed	(7,818)	(21,663)	(216,800)	(562,269)
Net increase (decrease)	280	(13,176)	$ 3,579	$ (339,454)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

11. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2014	Year ended November 30, 2013A	Six months ended May 31, 2014	Year ended November 30, 2013A
Class T
Shares sold	3,171	7,343	$ 83,720	$ 185,578
Reinvestment of distributions	4,931	47	126,639	1,017
Shares redeemed	(7,885)	(18,873)	(208,168)	(469,350)
Net increase (decrease)	217	(11,483)	$ 2,191	$ (282,755)
Class B
Shares sold	11	15	$ 258	$ 339
Reinvestment of distributions	220	-	4,958	-
Shares redeemed	(267)	(591)	(6,178)	(13,025)
Net increase (decrease)	(36)	(576)	$ (962)	$ (12,686)
Class C
Shares sold	801	1,802	$ 18,785	$ 41,461
Reinvestment of distributions	1,754	-	40,042	-
Shares redeemed	(1,637)	(3,914)	(38,396)	(89,461)
Net increase (decrease)	918	(2,112)	$ 20,431	$ (48,000)
Institutional Class
Shares sold	2,765	9,471	$ 81,272	$ 253,670
Reinvestment of distributions	2,348	264	67,135	6,205
Shares redeemed	(7,115)	(35,873)B	(210,479)	(1,032,519)B
Net increase (decrease)	(2,002)	(26,138)	$ (62,072)	$ (772,644)
Class Z
Shares sold	94	146	$ 2,725	$ 4,691
Reinvestment of distributions	18	-	526	-
Shares redeemed	(33)	-*	(962)	(13)
Net increase (decrease)	79	146	$ 2,289	$ 4,678

A Share transactions for Class Z are for the period August 13, 2013 (commencement of sale of shares) to November 30, 2013.

B Amount includes in-kind redemptions.

* Amount represents three hundred eighty eight.

Semiannual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)

ASCFZ-USAN-0714
1.9585489.100

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series I's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 24, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 24, 2014